SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 033-42943)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 43	[X]
and
REGISTRATION STATEMENT (No. 811-06398)
UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 43	[X]

Fidelity New York Municipal Trust II
(Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
245 Summer Street
Boston, Massachusetts 02210
(Name and Address of Agent for Service)

It is proposed that this filing will become effective on April 1, 2015 pursuant to paragraph (b) at 5:30 p.m. Eastern Time.

Fidelity® New York AMT Tax-Free Money Market Fund

Class/Ticker

Institutional/FNKXX

Prospectus

April 1, 2015

Contents

Fund Summary	(Click Here)	Fidelity® New York AMT Tax-Free Money Market Fund
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Converting Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Account Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights

Prospectus

Fund Summary

Fund/Class:
Fidelity® New York AMT Tax-Free Money Market Fund/Institutional

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax and New York State and City personal income taxes, as is consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.20%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.05%
Total annual operating expenses	0.25%
Fee waiver and/or expense reimbursementA	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.20%. This arrangement will remain in effect for at least one year from the effective date of the prospectus. FMR may not terminate this arrangement without the approval of the Board of Trustees.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 20
3 years	$ 64
5 years	$ 113
10 years	$ 255

Principal Investment Strategies

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and New York State and City personal income taxes.
    Potentially investing up to 20% of assets in municipal securities whose interest is subject to New York State and City personal income taxes.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Geographic Concentration. Unfavorable political or economic conditions within New York can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

Prospectus

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com or www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011	2012	2013	2014
	1.96%	0.29%	0.10%	0.05%	0.02%	0.02%	0.06%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.62%	March 31, 2008
Lowest Quarter Return	0.00%	March 31, 2014

Average Annual Returns

For the periods ended December 31, 2014	Past 1 year	Past 5 years	Life of classA
Institutional Class	0.06%	0.05%	0.64%

A From April 18, 2007.

Prospectus

Fund Summary - continued

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Prospectus

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.fidelity.com or www.advisor.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Initial Purchase Minimum	$1,000,000

The fund may waive or lower purchase minimums.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax and New York State and City personal income taxes. A portion of the dividends you receive may be subject to federal, state, or local income tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity New York AMT Tax-Free Money Market Fund seeks as high a level of current income, exempt from federal income tax and New York State and City personal income taxes, as is consistent with preservation of capital.

Principal Investment Strategies

The Adviser normally invests the fund's assets in municipal money market securities.

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and New York State and City personal income taxes. Municipal securities whose interest is exempt from federal and New York State and City personal income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The Adviser may invest up to 20% of the fund's assets in municipal securities whose interest is subject to New York State and City personal income taxes under normal circumstances. The Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. The Adviser may invest the fund's assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Prospectus

Fund Basics - continued

Principal Investment Risks

Many factors affect the fund's performance. Because the fund concentrates its investments in New York, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

A money market fund's yield will change daily based on changes in interest rates and other market conditions. Although a money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following factors can significantly affect the fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as the securities of issuers in the financial services sector, can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact providers in a different country or region.

Prospectus

Geographic Concentration.While New York's economy is diverse, it is heavily dependent on the financial activities sector. Market conditions may impact the liquidity and valuation of New York municipal securities and the ability of entities issuing such securities to sell those securities in the public credit markets. The economic outlook of New York is unpredictable.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Generally, the fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax and from the federal alternative minimum tax. Neither the Adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. In addition, different factors could affect a fund's performance, and the fund could distribute income subject to federal income tax or New York State and City personal income taxes.

Prospectus

Fund Basics - continued

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity New York AMT Tax-Free Money Market Fund seeks as high a level of current income, exempt from federal income tax and New York State and City personal income taxes, as is consistent with preservation of capital. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from New York State and City personal income taxes.

Valuing Shares

The fund is open for business each day the NYSE is open. Even if the NYSE is closed, a fund will be open for business on those days on which the New York Fed is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

A fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through an investment professional. If you buy or sell shares through an investment professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies.

Prospectus

The Adviser anticipates that shares of the fund will be purchased and sold frequently because a money market fund is designed to offer a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive trading of fund shares and the fund accommodates frequent trading.

The fund has no limit on purchase or exchange transactions but may in its discretion restrict, reject, or cancel any purchases that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Buying Shares

The price to buy one share is its NAV. Institutional Class shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

There is no minimum balance or purchase minimum for (i) investments through Portfolio Advisory Services, (ii) investments through a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, or (iii) fund positions opened with the proceeds of distributions from a Fidelity systematic withdrawal service. In addition, the fund may waive or lower purchase minimums in other circumstances.

Shares are generally available only to investors residing in the United States.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

If when you place your wire purchase order you indicate that Fidelity will receive your wire that day, your wire must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Prospectus

Shareholder Information - continued

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

Prospectus

  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
  If you sell shares by writing a check, if available, and the amount of the check is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.
  You will not receive interest on amounts represented by uncashed redemption checks.
  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Converting Shares

You may convert Fidelity New York AMT Tax-Free Money Market Fund shares, a class of shares of the fund that is not offered through this prospectus, to Institutional Class shares at any time, provided that you meet the eligibility requirements for Institutional Class. You may contact Fidelity by telephone or by mail to request a conversion.

Conversions to Institutional Class shares may not be available if your account is held through an investment professional or other financial intermediary, such as a bank, broker-dealer, insurance company, third-party administrator, or registered investment adviser. Please contact your investment professional or financial intermediary to determine if Institutional Class shares are available and to learn about other rules that may apply.

The fund may conduct periodic reviews of account balances and may convert your Fidelity New York AMT Tax-Free Money Market Fund shares to Institutional Class shares if you meet the eligibility requirements for Institutional Class. Automatic conversions between Fidelity New York AMT Tax-Free Money Market Fund shares and Institutional Class shares generally are not available to accounts held through investment professionals or other financial intermediaries.

If you no longer meet the minimum balance requirements for Institutional Class, for any reason, the fund may convert your Institutional Class shares to Fidelity New York AMT Tax-Free Money Market Fund shares. Investors will be notified in writing before any such conversion to Fidelity New York AMT Tax-Free Money Market Fund shares.

A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

Prospectus

Shareholder Information - continued

As an Institutional Class shareholder, you have the privilege of exchanging Institutional Class shares for any class of a Fidelity money market fund or for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit www.fidelity.com or www.advisor.fidelity.com, or contact your investment professional for more information.

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

• To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.
- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

• To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Checkwriting • To sell Fidelity fund shares from your Fidelity mutual fund account or withdraw money from your Fidelity brokerage account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

Prospectus

Shareholder Information - continued

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

If your fund balance falls below $1,000,000 worth of shares for any reason and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions from a money market fund consist primarily of dividends. A money market fund normally declares dividends daily and pays them monthly.

You may request to have dividends redeemed from an account closed during the month paid when the account is closed. A fund reserves the right to limit this service.

Prospectus

Earning Dividends

The fund processes purchase and redemption requests only on days it is open for business.

Shares purchased by a wire order prior to 12:00 noon Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

Shares purchased by all other orders generally begin to earn dividends on the first business day following the day of purchase.

Shares redeemed by a wire order prior to 12:00 noon Eastern time generally earn dividends through the day prior to the day of redemption.

Shares redeemed by all other orders generally earn dividends until, but not including, the next business day following the day of redemption.

Exchange requests will be processed only when both funds are open for business.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Any dividends and capital gain distributions will be paid in cash.

3. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you.

The fund seeks to earn income and pay dividends exempt from federal income tax and New York State and City personal income taxes.

Prospectus

Shareholder Information - continued

A portion of the dividends you receive may be subject to federal, state, or local income tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

For federal tax purposes, certain of the fund's distributions, including distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income, while the fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

For New York personal income tax purposes, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to New York personal income tax.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in Institutional Class shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

The Adviser is the fund's manager. The address of the Adviser and its affiliates, unless otherwise indicated below, is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2013, the Adviser had approximately $881.7 million in discretionary assets under management, and approximately $1.94 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

FIMM serves as a sub-adviser for the fund. FIMM has day-to-day responsibility for choosing investments for the fund.

FIMM is an affiliate of the Adviser. As of December 31, 2013, FIMM had approximately $603.0 billion in discretionary assets under management.

Other investment advisers assist the Adviser with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of the Adviser.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Prospectus

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The Adviser pays all of the other expenses of the fund with certain exceptions.

The fund's annual management fee rate is 0.20% of its average net assets.

The Adviser pays FIMM, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended January 31, 2015.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.


Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Institutional Class shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary. These payments are described in more detail in this section and in the statement of additional information (SAI).

Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Institutional Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Institutional Class.

Prospectus

Fund Services - continued

If payments made by the Adviser to FDC or to intermediaries under the Distribution and Service Plan were considered to be paid out of Institutional Class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Selected Per-Share Data and Ratios

Years ended January 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	-D	- D	- D	.001
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	-D	- D	- D	.001
Distributions from net investment income	- D	-D	- D	-D	(.001)
Distributions from net realized gainD	-	-	-	-	-
Total distributions	-D	-D	-D	- D	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.06%	.02%	.02%	.04%	.11%





Ratios to Average Net Assets B, C
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.08%	.13%	.19%	.18%	.20%
Expenses net of all reductions	.08%	.13%	.19%	.18%	.20%
Net investment income (loss)	.01%	.01%	.01%	.04%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 559,878	$ 594,796	$ 691,245	$ 870,920	$ 1,133,818

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

Prospectus

Appendix - continued

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

Prospectus

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.fidelity.com or www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06398

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2015 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.844267.109 NYO-PRO-0315

Fidelity® New York AMT Tax-Free Money Market Fund

Class/Ticker

Service/FNOXX

Prospectus

April 1, 2015

Contents

Fund Summary	(Click Here)	Fidelity® New York AMT Tax-Free Money Market Fund
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Account Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights

Prospectus

Fund Summary

Fund/Class:
Fidelity® New York AMT Tax-Free Money Market Fund/Service

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax and New York State and City personal income taxes, as is consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.20%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.05%
Total annual operating expenses	0.50%
Fee waiver and/or expense reimbursementA	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.45%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.45%. This arrangement will remain in effect for at least one year from the effective date of the prospectus. FMR may not terminate this arrangement without the approval of the Board of Trustees.

Prospectus

Fund Summary - continued

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 46
3 years	$ 144
5 years	$ 252
10 years	$ 567

Principal Investment Strategies

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and New York State and City personal income taxes.
    Potentially investing up to 20% of assets in municipal securities whose interest is subject to New York State and City personal income taxes.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Geographic Concentration. Unfavorable political or economic conditions within New York can affect the credit quality of issuers located in that state.

Prospectus

  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Year-by-Year Returns

Calendar Years	2008	2009	2010	2011	2012	2013	2014
	1.70%	0.10%	0.01%	0.02%	0.02%	0.02%	0.06%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.55%	March 31, 2008
Lowest Quarter Return	0.00%	March 31, 2014

Average Annual Returns

For the periods ended December 31, 2014	Past 1 year	Past 5 years	Life of classA
Service Class	0.06%	0.03%	0.55%

A From April 18, 2007.

Prospectus

Fund Summary - continued

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, or through an investment professional. You may buy or sell shares in various ways:

Internet www.advisor.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Initial Purchase Minimum	$1,000,000

The fund may waive or lower purchase minimums.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax and New York State and City personal income taxes. A portion of the dividends you receive may be subject to federal, state, or local income tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Basics

Investment Details

Investment Objective

Fidelity New York AMT Tax-Free Money Market Fund seeks as high a level of current income, exempt from federal income tax and New York State and City personal income taxes, as is consistent with preservation of capital.

Principal Investment Strategies

The Adviser normally invests the fund's assets in municipal money market securities.

The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and New York State and City personal income taxes. Municipal securities whose interest is exempt from federal and New York State and City personal income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The Adviser may invest up to 20% of the fund's assets in municipal securities whose interest is subject to New York State and City personal income taxes under normal circumstances. The Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities.

In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. The Adviser may invest the fund's assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

Description of Principal Security Types

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

Prospectus

Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

Principal Investment Risks

Many factors affect the fund's performance. Because the fund concentrates its investments in New York, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

A money market fund's yield will change daily based on changes in interest rates and other market conditions. Although a money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the fund's investments could cause the fund's share price to decrease.

The following factors can significantly affect the fund's performance:

Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as the securities of issuers in the financial services sector, can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact providers in a different country or region.

Prospectus

Fund Basics - continued

Geographic Concentration. While New York's economy is diverse, it is heavily dependent on the financial activities sector. Market conditions may impact the liquidity and valuation of New York municipal securities and the ability of entities issuing such securities to sell those securities in the public credit markets. The economic outlook of New York is unpredictable.

Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Generally, the fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax and from the federal alternative minimum tax. Neither the Adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.

In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. In addition, different factors could affect a fund's performance, and the fund could distribute income subject to federal income tax or New York State and City personal income taxes.

Prospectus

Fundamental Investment Policies

The following is fundamental, that is, subject to change only by shareholder approval:

Fidelity New York AMT Tax-Free Money Market Fund seeks as high a level of current income, exempt from federal income tax and New York State and City personal income taxes, as is consistent with preservation of capital. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from New York State and City personal income taxes.

Valuing Shares

The fund is open for business each day the NYSE is open. Even if the NYSE is closed, a fund will be open for business on those days on which the New York Fed is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. The fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

NAV is not calculated and the fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

To the extent that the fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of the fund's assets may not occur on days when the fund is open for business.

A fund's assets are valued on the basis of amortized cost.

Prospectus

Shareholder Information

Additional Information about the Purchase and Sale of Shares

As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

General Information

Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

You may also buy or sell shares through an investment professional. If you buy or sell shares through an investment professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

You should include the following information with any order:

  Your name
  Your account number
  Type of transaction requested
  Name(s) of fund(s) and class(es)
  Dollar amount or number of shares

Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

Frequent Purchases and Redemptions

The fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to the fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies.

Prospectus

The Adviser anticipates that shares of the fund will be purchased and sold frequently because a money market fund is designed to offer a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive trading of fund shares and the fund accommodates frequent trading.

The fund has no limit on purchase or exchange transactions but may in its discretion restrict, reject, or cancel any purchases that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

The fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

Buying Shares

The price to buy one share is its NAV. Service Class shares are sold without a sales charge.

Shares will be bought at the NAV next calculated after an order is received in proper form.

The fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

Shares are generally available only to investors residing in the United States.

The fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.

If when you place your wire purchase order you indicate that Fidelity will receive your wire that day, your wire must be received in proper form by Fidelity at the applicable fund's designated wire bank before the close of the Federal Reserve Wire System on the day of purchase.

Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

Selling Shares

The price to sell one share is its NAV.

Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect the fund.

Prospectus

Shareholder Information - continued

The fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

A signature guarantee is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
  When you are requesting that redemption proceeds be paid to someone other than the account owner.
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

When you place an order to sell shares, note the following:

  If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
  You are advised to place your trades as early in the day as possible and to provide Fidelity with advance notice of large redemptions.
  Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
  Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
  Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of the fund.
  If you sell shares by writing a check, if available, and the amount of the check is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.
  You will not receive interest on amounts represented by uncashed redemption checks.

Prospectus

  If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
  Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

Exchanging Shares

An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

As a Service Class shareholder, you have the privilege of exchanging Service Class shares for any class of a Fidelity money market fund or for shares of other Fidelity funds.

However, you should note the following policies and restrictions governing exchanges:

  The fund may refuse any exchange purchase for any reason. For example, the fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
  Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
  The shares you are acquiring by exchange must be available for sale in your state.
  Exchanges may have tax consequences for you.
  If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
  Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

The fund may terminate or modify exchange privileges in the future.

Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

Account Features and Policies

Features

The following features may be available to buy and sell shares of the fund. Visit www.advisor.fidelity.com or contact your investment professional for more information.

Prospectus

Shareholder Information - continued

Electronic Funds Transfer: electronic money movement through the Automated Clearing House

• To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

• You can use electronic funds transfer to:

- Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.
- Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and your fund account.

Automatic Transactions: periodic (automatic) transactions

• To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.

• To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Checkwriting • To sell Fidelity fund shares from your Fidelity mutual fund account or withdraw money from your Fidelity brokerage account.

Policies

The following policies apply to you as a shareholder.

Statements that Fidelity sends to you include the following:

  Confirmation statements (after transactions affecting your fund balance except reinvestment of distributions in the fund).
  Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-877-208-0098. We will begin sending individual copies to you within 30 days of receiving your call.

Prospectus

Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.

When you sign your account application, you will be asked to certify that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold an amount subject to the applicable backup withholding rate from your taxable distributions and redemptions.

You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, the fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the fund related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

If your fund balance falls below $1,000,000 worth of shares for any reason and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

Fidelity may charge a fee for certain services, such as providing historical account documents.

Prospectus

Shareholder Information - continued

Dividends and Capital Gain Distributions

The fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

Distributions from a money market fund consist primarily of dividends. A money market fund normally declares dividends daily and pays them monthly.

You may request to have dividends redeemed from an account closed during the month paid when the account is closed. A fund reserves the right to limit this service.

Earning Dividends

The fund processes purchase and redemption requests only on days it is open for business.

Shares purchased by a wire order prior to 12:00 noon Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

Shares purchased by all other orders generally begin to earn dividends on the first business day following the day of purchase.

Shares redeemed by a wire order prior to 12:00 noon Eastern time generally earn dividends through the day prior to the day of redemption.

Shares redeemed by all other orders generally earn dividends until, but not including, the next business day following the day of redemption.

Exchange requests will be processed only when both funds are open for business.

Distribution Options

When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

2. Cash Option. Any dividends and capital gain distributions will be paid in cash.

3. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

Not all distribution options may be available for every account and certain restrictions may apply. If the option you prefer is not listed on your account application, or if you want to change your current option, contact your investment professional directly or call Fidelity.

If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

Prospectus

If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

Tax Consequences

As with any investment, your investment in the fund could have tax consequences for you.

The fund seeks to earn income and pay dividends exempt from federal income tax and New York State and City personal income taxes.

A portion of the dividends you receive may be subject to federal, state, or local income tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

For federal tax purposes, certain of the fund's distributions, including distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income, while the fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

For New York personal income tax purposes, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to New York personal income tax.

Any taxable distributions you receive from the fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in Service Class shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

Prospectus

Fund Services

Fund Management

The fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

The Adviser is the fund's manager. The address of the Adviser and its affiliates, unless otherwise indicated below, is 245 Summer Street, Boston, Massachusetts 02210.

As of December 31, 2013, the Adviser had approximately $881.7 million in discretionary assets under management, and approximately $1.94 trillion when combined with all of its affiliates' assets under management.

As the manager, the Adviser has overall responsibility for directing the fund's investments and handling its business affairs.

FIMM serves as a sub-adviser for the fund. FIMM has day-to-day responsibility for choosing investments for the fund.

FIMM is an affiliate of the Adviser. As of December 31, 2013, FIMM had approximately $603.0 billion in discretionary assets under management.

Other investment advisers assist the Adviser with foreign investments:

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR U.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR H.K. is an affiliate of the Adviser.
  Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for the fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. FMR Japan is an affiliate of the Adviser.

From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Prospectus

Fund Services - continued

The fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The Adviser pays all of the other expenses of the fund with certain exceptions.

The fund's annual management fee rate is 0.20% of its average net assets.

The Adviser pays FIMM, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

The basis for the Board of Trustees approving the management contract and sub-advisory agreements for the fund is available in the fund's annual report for the fiscal period ended January 31, 2015.

From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

Reimbursement or waiver arrangements can decrease expenses and boost performance.

Fund Distribution

The fund is composed of multiple classes of shares. All classes of the fund have a common investment objective and investment portfolio.

FDC distributes Service Class shares.

Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for their services intended to result in the sale of class shares. This compensation may take the form of:

  Distribution and/or service (12b-1) fees.
  Payments for additional distribution-related activities and/or shareholder services.
  Payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary.

These payments are described in more detail in this section and in the statement of additional information (SAI).

Service Class has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). Under the plan, Service Class is authorized to pay FDC a monthly 12b-1 (service) fee as compensation for providing shareholder support services. Service Class currently pays FDC a monthly 12b-1 (service) fee at an annual rate of 0.25% of its average net assets throughout the month.

Any fees paid out of the class's assets on an ongoing basis pursuant to the Distribution and Service Plan will increase the cost of your investment and may cost you more than paying other types of sales charges.

Prospectus

In addition, the plan specifically recognizes that the Adviser may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees of the fund has authorized such payments for Service Class. Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Prospectus

Appendix

Financial Highlights

Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with fund financial statements, is included in the annual report. Annual reports are available for free upon request.

Selected Per-Share Data and Ratios

Years ended January 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operations D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gainD	-	-	-	-	-
Total distributionsD	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.06%	.02%	.02%	.02%	.01%





Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.08%	.13%	.19%	.20%	.29%
Expenses net of all reductions	.08%	.13%	.19%	.20%	.29%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 389	$ 1,394	$ 1,763	$ 1,263	$ 3,064

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

Prospectus

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

Prospectus

Notes

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Fidelity at 1-877-208-0098. In addition, you may visit Fidelity's web site at www.advisor.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

The SAI, the fund's annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the fund's SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act of 1940, File Number, 811-06398

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2015 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

1.844274.109 NYAS-PRO-0315

Fidelity® New York AMT Tax-Free Money Market Fund

Institutional Class (FNKXX) and Service Class (FNOXX)

A Fund of Fidelity New York Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2015

This statement of additional information (SAI) is not a prospectus. Portions of the fund's annual report are incorporated herein. The annual report is supplied with this SAI.

To obtain a free additional copy of a prospectus or SAI, dated April 1, 2015, or an annual report, please call Fidelity at 1-877-208-0098 or visit Fidelity's web site at www.fidelity.com or www.advisor.fidelity.com.

NYO-NYAS-PTB-0315
1.844281.109

TABLE OF CONTENTS

PAGE
Investment Policies and Limitations	(Click Here)
Special Geographic Considerations	(Click Here)
Portfolio Transactions	(Click Here)
Valuation	(Click Here)
Buying, Selling, and Exchanging Information	(Click Here)
Distributions and Taxes	(Click Here)
Trustees and Officers	(Click Here)
Control of Investment Advisers	(Click Here)
Management Contract	(Click Here)
Proxy Voting Guidelines	(Click Here)
Distribution Services	(Click Here)
Transfer and Service Agent Agreements	(Click Here)
Description of the Trust	(Click Here)
Fund Holdings Information	(Click Here)
Financial Statements	(Click Here)
Appendix	(Click Here)

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

The fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

The following are the fund's fundamental investment limitations set forth in their entirety.

Diversification

The fund may not purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.

Senior Securities

The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

Short Sales

The fund may not sell securities short, unless it owns, or by virtue of its ownership of other securities, has the right to obtain at no added cost, securities equivalent in kind and amount to the securities sold short.

Margin Purchases

The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions.

Borrowing

The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

Underwriting

The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Concentration

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry.

For purposes of the fund's concentration limitation discussed above, Fidelity Management & Research Company (FMR) identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of the fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

Real Estate

The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Commodities

The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities.

Loans

The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

Pooled Funds

The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following investment limitations are not fundamental and may be changed without shareholder approval.

Diversification

With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.

For purposes of the fund's diversification limitation discussed above, FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of the fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

Borrowing

The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

Illiquid Securities

The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

For purposes of the fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

Loans

The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

Pooled Funds

The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

The following pages contain more detailed information about types of instruments in which the fund may invest, techniques the fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. The fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, the fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "an adviser" or "the adviser" may relate to the fund's adviser or a sub-adviser, as applicable.

Affiliated Bank Transactions. A Fidelity® fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

Borrowing. Fidelity® New York AMT Tax-Free Money Market Fund may make additional investments while borrowings are outstanding.

Cash Management. A fund may hold uninvested cash. A municipal fund's uninvested cash may earn credits that reduce fund expenses.

Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of a Fidelity fund's assets invested in the central funds will be based upon the investment results of those funds.

Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The trust, on behalf of the Fidelity fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to the fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the fund. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

Under the supervision of the Board of Trustees, a Fidelity fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

If a counterparty to a fund transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of an intermediary with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. Municipal funds currently intend to participate in this program only as borrowers. A Fidelity fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.

Inverse Floaters have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels - rising when prevailing short-term interest rates fall, and falling when short-term interest rates rise. The prices of inverse floaters can be considerably more volatile than the prices of other investments with comparable maturities and/or credit quality.

Funds of Funds and Other Large Shareholders. Certain Fidelity funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.

Anunderlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.

When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a fund.

Municipal Insurance. A municipal bond may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal bond in the event of default by the issuer, and cover a municipal bond to its maturity, typically enhancing its credit quality and value.

Municipal bond insurance does not insure against market fluctuations or fluctuations in a fund's share price. In addition, a municipal bond insurance policy will not cover: (i) repayment of a municipal bond before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal bond issue whereby part of the municipal bond issue may be retired before maturity.

Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, not all of which have the highest credit rating, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. Ratings of insured bonds reflect the credit rating of the insurer, based on the rating agency's assessment of the creditworthiness of the insurer and its ability to pay claims on its insurance policies at the time of the assessment. While the obligation of a municipal bond insurance company to pay a claim extends over the life of an insured bond, there is no assurance that municipal bond insurers will meet their claims. A higher-than-anticipated default rate on municipal bonds or in connection with other insurance the insurer provides could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders.

FMR may decide to retain an insured municipal bond that is in default, or, in FMR's view, in significant risk of default. While a fund holds a defaulted, insured municipal bond, the fund collects interest payments from the insurer and retains the right to collect principal from the insurer when the municipal bond matures, or in connection with a mandatory sinking fund redemption.

Municipal Leases and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.

Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.

Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected, and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a fund to maintain a stable net asset value per share (NAV).

Municipal securities may be susceptible to downgrade, default, and bankruptcy, particularly during economic downturns. Factors affecting municipal securities include the budgetary constraints of local, state, and federal governments upon which the municipalities issuing municipal securities may be relying for funding, as well as lower tax collections, fluctuations in interest rates, and increasing construction costs. Municipal securities are also subject to the risk that the perceived likelihood of difficulties in the municipal securities markets could result in increased illiquidity, volatility, and credit risk. Certain municipal issuers may be unable to obtain additional financing through, or be required to pay higher interest rates on, new issues, which may reduce revenues available for these municipal issuers to pay existing obligations. In addition, certain municipal issuers may be unable to issue or market securities, resulting in fewer investment opportunities for funds investing in municipal securities.

Education. In general, there are two types of education-related bonds: those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

Electric Utilities. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.

Health Care. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

Housing. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Water and Sewer. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

NRSROs. The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

Reforms and Government Intervention in the Financial Markets. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider for purposes of making initial and ongoing minimal credit risk determinations for a money market fund. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

Temporary Defensive Policies.

Fidelity New York AMT Tax-Free Money Market Fund reserves the right to hold a substantial amount of uninvested cash for temporary, defensive purposes. In addition, Fidelity New York AMT Tax-Free Money Market Fund reserves the right to invest more than normally permitted in taxable obligations for temporary, defensive purposes.

Tender Option Bonds are created by depositing intermediate- or long-term, fixed-rate or variable rate, municipal bonds into a trust and issuing two classes of trust interests (or "certificates") with varying economic interests to investors. Holders of the first class of trust interests, or floating rate certificates, receive tax-exempt interest based on short-term rates and may tender the certificate to the trust at par. As consideration for providing the tender option, the trust sponsor (typically a bank, broker-dealer, or other financial institution) receives periodic fees. The trust pays the holders of the floating rate certificates from proceeds of a remarketing of the certificates or from a draw on a liquidity facility provided by the sponsor. A fund investing in a floating rate certificate effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The floating rate certificate is typically an eligible security for money market funds. Holders of the second class of interests, sometimes called the residual income certificates, are entitled to any tax-exempt interest received by the trust that is not payable to floating rate certificate holders, and bear the risk that the underlying municipal bonds decline in value. In selecting tender option bonds, FMR will consider the creditworthiness of the issuer of the underlying bond deposited in the trust, the experience of the custodian, and the quality of the sponsor providing the tender option. In certain instances, the tender option may be terminated if, for example, the issuer of the underlying bond defaults on interest payments.

Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the fund when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the fund. The fund faces the risk of loss of these balances if the bank becomes insolvent.

Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

SPECIAL GEOGRAPHIC CONSIDERATIONS

New York. Fund performance is directly tied to the ability of issuers in New York (as used in this section, the "State" or "New York") to continue to make principal and interest payments on their securities, which in turn depends on economic and other conditions within the State. The following section provides only a summary of (and does not purport to explain, predict, or fully describe) the complex factors, including both economic and political conditions, affecting the financial situation in the State and is based on information in publicly available documents. This information has not been independently verified. Municipal issuers may not be subject to the same disclosure requirements as other bond issuers. Any information provided by municipal issuers may be less reliable than information provided by other bond issuers. The information provided below is subject to change rapidly, substantially, and without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the State or its issuers since the date of its preparation. Any such change(s) may adversely affect the State's and applicable issuer's cash flows, expenditures, or revenues, or otherwise negatively impact the current or projected State financial situation, which in turn could hamper fund performance.

Further, the marketability, valuation or liquidity of State municipal securities may be negatively affected in the event that State localities or authorities default on their debt obligations or other market events arise, which in turn may negatively affect fund performance, substantially and unpredictably. Economic and other conditions within the State may affect the credit risk of those localities or authorities to the extent that such localities and authorities rely on State appropriations. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several issuers of New York municipal securities could affect the market values and marketability of many or all New York municipal obligations.

In addition, economic and other conditions within the State may affect the credit risk of the State's localities, and their political subdivisions, instrumentalities, or authorities to the extent that such issuers are reliant upon appropriations from the State. New York continues to face fiscal and economic stress that could negatively affect the value of investments in New York municipal securities. Any deterioration in the State's financial condition may have a negative effect on the value, marketability, and liquidity of New York municipal securities.

The Economy of New York. The State is one of the most populous states in the nation. Although its economy is diverse, it is also heavily dependent on the financial activities sector, in part because New York City is the nation's leading center of banking and finance. The financial activities sector accounts for under one-tenth of all nonagricultural jobs in the State, but contributes more than one-fifth of total wages, which is the highest of any sector in New York. As a result, economic problems or factors affecting the financial activities sector may have a disproportionate impact on New York municipal securities and entities issuing these securities.

During the recent recession, New York experienced a significant economic downturn. While some signs of improvement have appeared, this recovery may be slow as the State continues to face significant fiscal challenges including a high unemployment rate, which was at 5.9% in November 2014, and structural budget deficits. There can be no assurances that New York will continue to recover from the recent recession or that its fiscal and economic conditions will not worsen in the future. The outlook for the national and global economy remains uncertain. Another economic downturn could significantly hurt the economic and fiscal condition of the State and, therefore, the value of its municipal securities. Furthermore, the level of public debt in the State remains high, which may hurt long-term growth prospects and could cause some municipalities to experience financial hardship.

New York has faced significant budget deficits in recent years. Although the State may undertake efforts to reduce or resolve its budget deficits, there can be no guarantee that such efforts will succeed or that they will not have unintended consequences. For example, some efforts to resolve budget deficits may impact employment, personal income, or economic growth in the State, which could harm revenue collections at the State or local levels. Additionally, these efforts may require an adherence to a limitation on annual spending growth, which may affect the State's appropriations and, in turn, those localities that rely on State aid. Any reduction in resources available to the State or municipal issuers could increase the fiscal pressure faced by those issuers, which may impact the value of their municipal securities.

Moreover, the State may be subject to risks related to natural disasters. Superstorm Sandy, which hit the Northeast of the United States in October 2012, caused significant damage to public and private property in the State. The federal government approved disaster aid for Superstorm Sandy, which is estimated at $1.2 billion in fiscal year 2013-14 and $1.5 billion in fiscal year 2014-15. However, there can be no assurances that the full amount of aid will be provided to the State or that such aid will be provided on schedule. The total cost of recovering from Superstorm Sandy remains unclear, but recovery efforts are likely to be costly. The State may incur significant costs related to the recovery, which could reduce the resources available to the State to make debt service payments as they become due.

General Risks. Many complex political, social, and economic factors influence the State's economy and fiscal condition. Such factors include, but are not limited to: (i) the performance of the national and global economies; (ii) the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; (iii) the impact of shifts in monetary policy affecting interest rates and the financial markets; (iv) the impact of financial and real estate market developments on bonus income and capital gains realizations; (v) the impact of household debt on consumer spending and State tax collections; (vi) increased demand in entitlement and claims based programs such as Medicaid, public assistance, and general public health; (vii) access to the capital markets in light of disruptions in the municipal bond market; (viii) litigation against the State; (ix) actions taken by the federal government, such as changes in tax or fiscal policy, audits, disallowances, changes in aid levels, or changes to Medicaid rules; (x) the ability of the State to implement cost reduction initiatives and the success with which the State controls expenditures and (xi) the impact of federal statutory and regulatory changes concerning financial activities sector activities.

These factors are continually changing, and no assurances can be given with respect to how these or other factors will affect the State's fiscal and economic condition in the future. However, such factors could have an adverse impact on State and municipal budgets, increase the borrowing costs of the State and its municipalities, or impair the ability of State and municipal issuers to pay debt service costs on their outstanding obligations. As a result, such factors could reduce the value of the securities issued by the State or its municipalities.


2014-15 Financial Plan. On January 21, 2014, the Governor introduced the Proposed Executive Budget Financial Plan for fiscal year 2014-15 (Initial 2014-15 Financial Plan). The Initial 2014-15 Financial Plan included approximately $63.6 billion in total General Fund disbursements, which represented an increase of approximately 3.4% from estimates for fiscal year 2013-14. The Initial 2014-15 Financial Plan projected total General Fund receipts of approximately $63.5 billion, which is approximately $1.9 billion higher than estimates for fiscal year 2013-14. The New York State Department of Budget (DOB) estimated that the Initial 2014-15 Financial Plan would leave the State with a General Fund cash balance of $1.7 billion at the end of fiscal year 2014-15.

The Initial 2014-15 Financial Plan estimated that the State will face budget gaps of approximately $1.7 billion in fiscal year 2014-15, $2.9 billion in fiscal year 2015-16, $3 billion in fiscal year 2016-17, and $3.9 billion for fiscal year 2017-18. The plan contained gap-closing proposals including approximately $2 billion in spending controls, which consisted primarily of $358 million in state agency operations savings through attrition and controls on hiring and $1.6 billion in controlled spending on local assistance.

The New York Legislature (Legislature) passed the appropriations and accompanying legislation needed to complete the budget on March 31, 2014. On April 11, 2014, the Governor completed his review of all budget bills and finalized the enactment of the budget for fiscal year 2014-15 (2014-15 Enacted Budget). The 2014-15 Enacted Budget largely followed the recommendations outlined in the Proposed Budget. The 2014-15 Enacted Budget estimated total General Fund receipts of approximately $63.0 billion and included total General Fund expenditures of approximately $63.1 billion. The DOB estimated that the 2014-15 Enacted Budget would eliminate the projected budget gap in fiscal year 2014-15 and leave the General Fund in balance on a cash basis at the end of the fiscal year. Assuming continued limitation of annual spending growth in future years to 2%, DOB estimated budget surpluses of $303 million in fiscal year 2015-16, $1.1 billion in fiscal year 2016-17, and $1.5 billion in fiscal year 2017-18.

In November 2014, DOB provided a mid-year update that revised DOB's financial projections for fiscal years 2014-15 through 2017-18. DOB estimated that General Fund receipts were expected to total $67.8 billion in fiscal year 2014-15, an increase of $625 million from DOB's estimates in August 2014. The upward revision is due entirely to financial settlements between various entities and the State. DOB also estimated that General Fund disbursements, including transfers to other funds, were expected to total $63.2 billion in fiscal year 2014-15, unchanged from prior estimates. Due to these and other revisions, DOB estimated that the General Fund would end fiscal year 2014-15 with a cash balance of $6.8 billion, an increase of $625 million from prior estimates, and would leave future budget surpluses of approximately $243 million in fiscal year 2015-16, $1.1 billion in fiscal year 2016-17, and $1.4 billion in fiscal year 2017-18.

2015-16 Financial Plan. On January 21, 2015, the Governor introduced the Proposed Executive Budget Financial Plan for fiscal year 2015-16 (Initial 2015-16 Financial Plan). The Initial 2015-16 Financial Plan includes approximately $70.6 billion in total General Fund disbursements, which represents an increase of approximately $7.1 billion (11.2%) from current estimates for fiscal year 2014-15. The Initial 2015-16 Financial Plan projects total General Fund receipts of approximately $66.1 billion, which is approximately $3.0 billion (4.3%) higher than current estimates for fiscal year 2014-15. DOB estimates that the Initial 2015-16 Financial Plan would leave the State with a General Fund cash balance of $3.2 billion at the end of fiscal year 2015-16, a decrease of $4.5 billion from the fiscal year 2014-15 estimate. This decrease reflects the transfer of $4.6 billion of the $5.4 billion in money expected from the monetary settlements in fiscal year 2014-15 to the proposed Dedicated Infrastructure Investment Fund.

The Initial 2015-16 Financial Plan estimates, assuming implementation of the proposed gap-closing plan, that the State will experience a balanced budget for fiscal year 2015-16, and budget surpluses of approximately $166 million in fiscal year 2016-17, $810 million in fiscal year 2017-18, and $630 million in fiscal year 2018-19. The plan contains gap-closing proposals including over $1.4 billion in spending controls, which consist primarily of $92 million in state agency operations savings through attrition and controls on hiring, $121 million in capital projects and debt management through the use of competitive bond sales, refunding, and consolidation of debt issuances, and $1.4 billion in controlled spending on local assistance.

State Debt and Other Financings. New York is one of the largest issuers of municipal debt in the United States. As of March 31, 2014, New York ranked second among the states, behind California, in the amount of debt outstanding and fifth in the United States in debt per capita.

DOB measures the State's debt levels using two categories: (i) state-supported debt and (ii) state-related debt. State-supported debt represents obligations of the State that are paid from traditional State resources, such as tax revenue, and have a budgetary impact. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease purchase and contractual obligations of public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature. State-related debt is a broader measure of debt than state-supported debt. State-related debt includes state-supported debt, as well as state-guaranteed debt, moral obligation financing, and contingent-contractual obligations. As of June 11, 2014, the State had never defaulted on any of its general obligation indebtedness or its obligations under lease purchase or contractual obligation financing arrangements and had never been called upon to make any direct payments pursuant to its guarantees. The marketability, valuation, or liquidity of State municipal securities may be negatively affected in the event of a default on state-related debt, which in turn may negatively affect entities issuing New York securities.

State law restricts the issuance of state-supported debt to capital purposes only and limits such debt to a maximum term of 30 years. State law also restricts the amount of new state-supported debt to 4% of State personal income and new state-supported debt service costs to 5% of all State funds receipts. Once these limits are reached, the State may not issue any new state-supported debt until such time as the State's outstanding debt falls within the applicable limits. As of March 31, 2014, the State had approximately $52.5 billion in state-supported debt outstanding, which represents a decrease of approximately $74 million from the previous fiscal year. DOB expects that debt outstanding and debt service will continue to remain below the limits imposed by State law.

Public Authorities. Public authorities are created pursuant to State law, are not subject to the constitutional restrictions on the incurrence of debt that apply to the State and may issue bonds and notes within the amounts and restrictions set forth in legislative authorizations. The State's access to the public credit markets through bond issuances constituting state-supported debt could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities default on their respective obligations.

The State has numerous public authorities with various responsibilities, including those which finance, construct, and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. As a result, public authorities may be impacted by the economic and fiscal conditions in the State.

In addition, the State has enacted certain statutory arrangements that authorize State local assistance payments otherwise payable to localities to be made instead to the issuing public authorities in order to secure the payment of debt service on their revenue bonds and notes. Although the State has no constitutional or statutory obligation to provide assistance to localities beyond amounts that have been appropriated in any given year, affected localities may seek additional State assistance if the State diverts payments to local authorities. Moreover, some public authorities may also receive funds from State appropriations to pay for the operating costs of certain programs.

As of December 31, 2013, public authorities in New York had a combined total outstanding debt of more than $175.2 billion, only a portion of which constitutes state-supported or state-related debt.

Localities. The fiscal condition of New York City and other local governments may affect the financial position of the State. Currently, localities within New York face a variety of fiscal conditions.

New York City. The fiscal demands on the State may be affected by the fiscal condition of New York City (the "City"). Economic conditions or other factors affecting employment, personal income, or growth in the City may have an adverse impact on revenues collected by the State. Furthermore, the City relies, in part, on State aid to balance its budget and meet its cash requirements. If the City is unable to generate sufficient revenues to fund its operations, the City may seek to obtain additional resources from the State, which may cause the State to adjust its current or future funding priorities. Moreover, State finances may be affected if the City, or certain entities issuing debt for the benefit of the City, are unable to market their securities successfully.

Conversely, the City's fiscal condition, and thus its ability to successfully market its securities, could be negatively affected if there is a delay or reduction in either State aid or federal grants to the City. The City, like the State, may be party to litigation that may be resolved in a manner that negatively affects the City's finances. As of June 30, 2014, the City's total outstanding debt was approximately $84.4 billion, of which approximately $41.7 billion was related to the City's general obligation bonds.

Other Localities. Certain localities outside of the City have experienced financial difficulties and have requested and received additional State assistance over the last several years. While a relatively infrequent practice, deficit financing by local governments has become more common in recent years. Between 2004 and June 2014, the State Legislature authorized 25 bond issuances to finance local government operating deficits. Most recently, the State Legislature passed special acts for Rockland County, the Cities of Long Beach, Yonkers and Lockport. In addition, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality. The Buffalo Fiscal Stability Authority exercised control with respect to the City of Buffalo since the city's 2004 fiscal year, but transitioned to advisory status during the city's 2012-13 fiscal year. In January 2011, the Nassau County Interim Finance Authority declared it would assume control powers with respect to the finances of the County of Nassau. Erie County, New York City and the City of Troy each operate under fiscal stability boards that perform certain review and advisory functions. The City of Yonkers no longer operates under an oversight board but must adhere to a separate fiscal agent act. The City of Newburgh operates under fiscal monitoring by the State Comptroller. A total of 50 local governments have been placed in a stress category based on financial data for their fiscal years ending in 2013. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2014-15 fiscal year or thereafter.

Like the State, local governments must respond to changing economic, political, and financial conditions over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the State or federal government may reduce (or, in some cases, eliminate) funding of local programs, which may require local governments to pay these expenditures using their own resources. Similarly, cash flow problems for the State may result in delays in State aid payments to localities, which may necessitate short-term borrowing by affected localities. Other factors that have had, or could have, an impact on the fiscal condition of localities include limitations on the ability of localities to impose property, sales, and other taxes, significant upfront costs of rebuilding in the wake of a natural disaster, and large judgments or settlements resulting from litigation. Other large-scale potential problems, such as declining urban populations, declines in the real property tax base, increasing pension, health care and other fixed costs, or the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate requests for State assistance. Ultimately, localities as well as local public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State.

Municipal Downgrades and Bankruptcies. Municipal bonds may be more susceptible to being downgraded, and issuers of municipal bonds may be more susceptible to default and bankruptcy, during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of a reduction in consumer spending, and lower income tax revenue as a result of a high unemployment rate. In addition, as certain municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national ratings organization. Such a downward revision or risk of being downgraded may have an adverse impact on the market prices of these obligations and thus the value of a fund's investments such obligations.

Recent downgrades of certain municipal securities insurers have negatively impacted the price of certain insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that they will be unable to meet all future claims. Certain municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates, which may reduce revenues available for municipal issuers to pay existing obligations. Should the State or its municipalities fail to sell bonds when and at the rates projected, the State could experience significantly increased costs in the General Fund and a weakened overall cash position in the current fiscal year.

Further, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the U.S. Bankruptcy Code may provide a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. "Municipality" is defined broadly by the Bankruptcy Code as a "political subdivision or public agency or instrumentality of a state" and may include various issuers of securities in which the fund invests. The reorganization of a municipality's debts may be accomplished by extending debt maturities, reducing the amount of principal or interest, refinancing the debt or other measures that may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of a fund's investments.

Litigation. The State and its officers and employees are parties to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings (described in the State's recent annual information statement) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, this document does not attempt to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

Bond Ratings. As of February 26, 2015, the State's general obligation bonds were rated Aa1 by Moody's Investors Service, Inc. and AA+ by both Standard & Poor's Rating Services and Fitch, Inc.

Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds.

Puerto Rico. The following section provides only a summary of (and does not purport to explain, predict, or fully describe) the complex factors, including both economic and political conditions, affecting the financial situation in the Commonwealth of Puerto Rico (as used in this section, the Commonwealth or Puerto Rico) and is based on information in publicly available documents. This information has not been independently verified and it should be noted that municipal issuers may not be subject to the same disclosure requirements as other bond issuers, and any information provided by municipal issuers may be less reliable than information provided by other bond issuers. The information provided below is subject to change rapidly, substantially, and without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the Commonwealth or its issuers since the date of its preparation. Any such change(s) may adversely affect the Commonwealth's and applicable issuer's cash flows, expenditures, or revenues, or otherwise negatively impact the current or projected Commonwealth financial situation, which in turn could hamper fund performance.

Further, the marketability, valuation or liquidity of municipal securities issued by the Commonwealth, its localities, and their political subdivisions, instrumentalities, or authorities (collectively, Puerto Rico Municipal Securities) may be negatively affected in the event that an issuer of Puerto Rico Municipal Securities defaults on its debt obligations or other market events arise, which in turn may negatively affect fund performance, sometimes substantially. A credit-rating downgrade relating to default by, or insolvency of, one or several issuers of Puerto Rico Municipal Securities could affect the market values, marketability and liquidity of many or all Puerto Rico Municipal Securities.

In addition, economic and other conditions within the Commonwealth may affect the credit risk of the Commonwealth's localities, and their political subdivisions, instrumentalities or authorities to the extent that such issuers are reliant upon appropriations from the Commonwealth. Puerto Rico continues to face severe fiscal and economic stress, including a high level of unemployment, substantial debt service obligations, and significant underfunding of its public retirement systems, which could negatively affect the value of investments in Puerto Rico Municipal Securities. The difficulties encountered by insurers of Puerto Rico Municipal Securities in the wake of the recent financial crisis and other credit and overall market events may also continue to impact Puerto Rico Municipal Securities negatively.

There can be no assurances that the Commonwealth will not continue to face significant fiscal and economic stress or that the economic environment will not worsen, further adversely impacting the Commonwealth's financial condition and the ability of issuers of Puerto Rico Municipal Securities to satisfy the obligations on their outstanding debt.

Relationship between Puerto Rico and the United States. Puerto Rico's constitutional status is that of a territory of the United States, and pursuant to the territorial clause of the U.S. Constitution, the ultimate source of power over Puerto Rico is the U.S. Congress. The Commonwealth exercises virtually the same control over its internal affairs as do the 50 U.S. states. It differs from the states, however, in its relationship with the U.S. federal government. The people of Puerto Rico are citizens of the U.S. but do not vote in U.S. national elections. They are represented in Congress by a Resident Commissioner that has a voice in the House of Representatives but no vote (except in House committees and sub-committees to which he belongs). Most U.S. federal taxes, except those such as Social Security taxes, are not levied in Puerto Rico. No U.S. federal income tax is collected from Puerto Rico residents on income earned in Puerto Rico, except for certain federal employees who are subject to taxes on their salaries. Income earned by Puerto Rico residents from sources outside of Puerto Rico, however, is subject to federal income tax.

The Economy of Puerto Rico. The economy of Puerto Rico is closely linked to the U.S. economy, as most of the external factors that affect the Puerto Rico economy (other than oil prices) are determined by the policies and performance of the U.S. economy. These external factors include exports, direct investment, the amount of federal transfer payments, the level of interest rates, the rate of inflation, and tourist expenditures. The economy of Puerto Rico also depends, in part, on transfers from the federal government. In fiscal year 2013, aggregate personal income totaled $63.4 billion, including approximately $15.6 billion in transfer payments from the federal government. The majority of these federal transfer payments were made to individuals in Puerto Rico under various social programs including Medicaid, Social Security, Veteran's Benefits and U.S. Civil Service Retirement Benefits.

Puerto Rico's economy experienced a considerable transformation during the second half of the twentieth century, from an agricultural-based economy to an industrial one. Factors contributing to this transformation included government-sponsored economic development programs, increases in the level of federal transfer payments, and the relatively low cost of borrowing. In some years, these factors were aided by a significant rise in construction investment driven by infrastructure projects, private investment, primarily in housing, and relatively low oil prices. Nevertheless, the significant oil price increases experienced from January 2002 to June 2008, the contraction of the manufacturing sector, and the budgetary pressures on government finances triggered a general contraction in the economy.

The Commonwealth's economy entered into a recession in the fourth quarter of fiscal year 2006. For fiscal years 2009, 2010, and 2011, the real GNP contracted by 3.8%, 3.6% and 1.6%, respectively. For fiscal years 2012 and 2013, real GNP grew by 0.9% and 0.3%, respectively. As of April 2014, the Puerto Rico Planning Board (Planning Board) projected increases of 0.1% and 0.2% in the Commonwealth's real GNP for fiscal years 2014 and 2015, respectively.

According to the Puerto Rico Department of Labor, the recession had a significant impact on employment rates in the Commonwealth. From fiscal year 2000 to fiscal year 2014, total employment decreased at an average annual rate of 0.9%, from 1,150,291 to 1,006,646. A reduction in total employment began in the fourth quarter of fiscal year 2007 and has continued consistently through fiscal year 2014. According to the Puerto Rico Department of Labor and Human Resources Household Employment Survey (Household Survey), during fiscal year 2014, total employment fell at an average rate of 2.2% when compared to the prior fiscal year. The average unemployment rate for fiscal year 2014 was 14.3%, compared to 14.0% for fiscal year 2013.

The dominant sectors of the Puerto Rico economy in terms of production and income are manufacturing and services. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher-wage, high-technology industries, such as pharmaceuticals, biotechnology, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. At present, almost 90% of manufacturing is generated by chemical and electronic products.

 Total employment in the manufacturing sector decreased by more than 41,000 from fiscal year 2005 to fiscal year 2014. Before fiscal years 2010 and 2014, manufacturing employment decreased by 14.4%. For the first three months of fiscal year 2015, average employment in the sector decreased by 600 jobs, or 0.8%, compared to the same period of the previous year. Given that this sector pays, on average, the highest wages in Puerto Rico, its general downturn represents a major difficulty for restoring growth for the whole economy. There are several reasons that explain this sector's job shrinkage: the end of the phase-out of certain federal tax benefits, the net loss of patents on certain pharmaceutical products, the escalation of manufacturing production costs (particularly electricity), the increased use of job outsourcing, and the increase of global competition. As patents on pharmaceutical products manufactured in Puerto Rico expire and the production of such patented products is not replaced by new products, there may be additional job losses in this sector and a loss of tax revenues for the Commonwealth.

Puerto Rico has experienced mixed results in the service sector. This sector has expanded in terms of income over the past decade, following the general trend of other industrialized economies, but with differences in the magnitudes of those changes. During the period between fiscal years 2007 and 2013, the gross domestic product (GDP) in this sector, in nominal terms, increased at an average annual rate of 1.6%, while payroll employment in this sector increased at an average annual rate of 0.1% during that period. In the Puerto Rico labor market, self-employment, which is not accounted for in the non-farm payroll employment survey, represents approximately 15.4% of total employment. According to the Household Survey, most of the self-employment is concentrated in the service and construction sectors. The development of the service sector has been positively affected by demand generated by other sectors of the economy, such as manufacturing and construction. The service sector ranks second to manufacturing in its contribution to GDP, generating 43.3% if GDP in fiscal year 2013. The service sector is also the sector with the greatest amount of employment. Service-sector employment increased from 565,450 in fiscal year 2007 to 578,000 in fiscal year 2014 (representing 62.5% of total, non-farm, payroll employment). The average service-sector employment for fiscal year 2013 represents an increase of 1.4% compared to the prior fiscal year.

General Risks. Many complex political, social, and economic factors influence the Commonwealth's economy and finances. Such factors may affect the Commonwealth's budget unpredictably from year to year. These factors include, but are not limited to: (i) developments with respect to the U.S. economy as a whole; (ii) developments with respect to the manufacturing and service sectors of the Commonwealth's economy; (iii) developments in the world economy, and in particular commodity prices such as oil; (iv) U.S. fiscal and economic policies, including fiscal stimulus efforts in general and the amount of federal aid to the Commonwealth; and (v) the impact of the Commonwealth's fiscal and economic policies.

These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the Commonwealth's fiscal and economic condition. Such factors could have an adverse impact on the Commonwealth's budget and could result in declines, possibly severe, in the value of Puerto Rico Municipal Securities. These factors may also increase future borrowing costs for issuers of Puerto Rico Municipal Securities and impair their ability to pay debt service on their outstanding obligations.


Fiscal Year 2012. The Planning Board's reports on the performance of the Puerto Rico economy for fiscal year 2012 indicate that real GNP increased 0.9% over fiscal year 2011. Nominal GNP was $68.7 billion in fiscal year 2012, compared to $65.7 billion in fiscal year 2011. Aggregate personal income increased from $61.2 billion in fiscal year 2011 to $62.4 billion in fiscal year 2012, and personal income per capita increased from $16,501 in fiscal year 2011 to $16,956 in fiscal year 2012.

According to the Household Survey, total employment for fiscal year 2012 averaged 1,035,465, a decrease of 1.1% compared to the previous fiscal year. The unemployment rate for fiscal year 2012 was 15.2%, down from 16.2% in fiscal year 2011.

Fiscal Year 2013. The Planning Board's preliminary reports on the performance of the Puerto Rico economy for fiscal year 2013 indicate that real GNP increased 0.3% over fiscal year 2012. Nominal GNP was $70.7 billion in fiscal year 2013, compared to $68.7 billion in fiscal year 2012. Aggregate personal income increased from $62.4 billion in fiscal year 2012 to $63.4 billion in fiscal year 2013, and personal income per capita increased from $16,956 in fiscal year 2012 to $17,413 in fiscal year 2013.

According to the Household Survey, total employment for fiscal year 2013 averaged 1,029,530, a decrease of 0.6% compared to the previous fiscal year. The unemployment rate for fiscal year 2013 averaged 14.0%, down from 15.2% in fiscal year 2012.

Forecast for Fiscal Years 2014 and 2015. In April 2014, the Planning Board released its revised GNP forecast for fiscal year 2014 and fiscal year 2015. The GNP forecast for fiscal year 2014 was revised upward from a projected decrease of 0.1% to a projected increase of 0.1%. The Planning Board's revised forecast for fiscal year 2014 took into account the effect general and global economic conditions are expected to have on Puerto Rico, such as real growth in U.S. domestic product, volatility of oil prices, projected interest rates, and the behavior of local exports, including expenditures by visitors. Although the Planning Board's April revision projects an increase in GNP in fiscal year 2014, monthly economic indicators for fiscal year 2014 suggest that the final GNP figures for fiscal year 2014 may end up lower than what the Planning Board projected. The Planning Board's forecast for fiscal year 2015 projects an increase in gross national product of 0.2% in constant dollars. This forecast took into account the estimated effect of the projected growth of U.S. GDP, tourism activity, personal consumption expenditures, and federal transfers to individuals.

According to the Household Survey, the number of individuals employed in Puerto Rico during fiscal year 2014 averaged 1,006,646, a decrease of 2.2% compared to the prior fiscal year. The unemployment rate averaged 14.3%.

Recent Reforms. In February 2013, the Commonwealth amended Act 154-2012 (Act 154), which imposes an excise tax on the acquisition of certain manufacturing products produced and services rendered in Puerto Rico. The amendment extended the effective period of the excise tax until December 31, 2017 and reset the excise tax rate to a fixed 4% commencing on July 1, 2013. Preliminary collections for the special temporary excise tax under Act 154 for fiscal year 2014 were $1.9 billion, which is $19 million, or 3.0%, less than the revised projected revenues for this period.

On June 17, the Commonwealth enacted Act 66-2014 (Fiscal Sustainability Act), which is a fiscal emergency law enacted to address the fiscal pressures on the Commonwealth imposed by excessive leverage, persistent budgetary deficits, sluggish economic growth, and fiscally challenged public corporations. The principal corrective measures adopted by the Fiscal Sustainability Act include: (i) the freezing of benefits under collective bargaining agreements and the reduction of certain non-salary compensation; (ii) the contribution of the savings generated by certain public corporations to support certain General Fund expenses; (iii) the freezing of formula appropriation increases to the University of Puerto Rico and the municipalities; (iv) the freezing and reduction of appropriations to various government branches; (v) the reduction in school transportation costs; (vi) the reduction of rates for professional and purchased services; (vii) the freezing of water rates for governmental entities; and (viii) the implementation of payment plan system for legal judgements. The Fiscal Sustainability Act also imposes substantial controls on the operations of Puerto Rico's Executive Branch, including hiring and contracting requirements and procedures, savings targets for rent and utilities, fines to public employees for unauthorized transactions, and strengthening Puerto Rico's Office of Management and Budget. Since the Fiscal Sustainability Act modifies contractual and other acquired rights, there is a possibility that it could be subject to legal challenge, which could render ineffective some or all of the contemplated expense reduction measures.

On June 28, 2014, the Commonwealth enacted Act 71-2014 (Debt Enforcement Act). The purpose of the Debt Enforcement Act is to create a legal framework that allows certain public corporations in Puerto Rico to restructure or otherwise adjust their outstanding debts. The Debt Enforcement Act only applies to certain public corporations in Puerto Rico and does not apply to the Commonwealth or its instrumentalities, the Government Development Bank for Puerto Rico (GDB), the Municipal Finance Agency, the Municipal Finance Corporation, and the Puerto Rico Sales Tax Financing Corporation (COFINA), among others. The constitutionality of the Debt Enforcement Act is currently being challenged in U.S. federal court. It is not presently possible to predict the outcome of such litigation, but if the constitutionality of the Debt Enforcement Act is upheld, a public corporation may seek to use the law to restructure certain of its debt obligations. Any efforts by a public corporation to restructure its outstanding obligations under the Debt Enforcement Act could have a negative impact on the value, marketability, and liquidity of any or all Puerto Rico Municipal Securities.

There can be no guarantee that these reforms will meet their objectives or prevent the Commonwealth from defaulting on its obligations. In addition, it is possible that these measures may create additional pressure on the Commonwealth's economy, which could harm the value of any or all Puerto Rico Municipal Securities.

Structural Budget Imbalance. Since 2000, the Commonwealth has faced a number of fiscal challenges, including an imbalance between its General Fund total revenues and expenditures. The imbalance reached its highest level in fiscal year 2009, when the deficit was approximately $3.2 billion. In fiscal year 2013, the budget deficit was approximately $1.3 billion. Preliminary results for fiscal year 2014 show that the Commonwealth was able to reduce its deficit to approximately $664 million. The Commonwealth enacted a budget for fiscal year 2015 that would not require additional debt financing if projected revenues and expenditures are met. Should revenues or expenditures fail to meet expectations, the Commonwealth may need to resort to additional deficit financing in the future.


Results for Fiscal Year 2012. General Fund budgetary revenues for fiscal year 2012 were approximately $8.7 billion. This represents an increase of $510 million, or 6.2%, from fiscal year 2011. The increase in General Fund revenues was due mainly to an increase of approximately $1.2 billion in excise tax revenues. This increase was partially offset by a $217 million decrease in income taxes collected and a $176 million decrease due to the expiration of the Commonwealth's special property tax.

General Fund total budgetary expenditures for fiscal year 2012 were nearly $11.0 billion, consisting of $9.9 billion of operating expenditures, $331 million in rent payments to the Public Buildings Authority (PBA), and $745 million of transfers out for debt service payments on general obligation bonds. These expenses were $923 million, or 9.2% higher than in fiscal year 2011. For fiscal year 2012, the difference between total revenues and expenditures was covered by proceeds from COFINA bonds, debt restructuring, and other financing sources.

 Results for Fiscal Year 2013. General Fund budgetary revenues for fiscal year 2013 were approximately $8.6 billion. This represents a decrease of $106 million, or 1.2%, from fiscal year 2012. The major changes from fiscal year 2012 were: (1) a decrease in income taxes from corporations of $174 million, or 12%, (ii) an increase of $92 million in taxes withheld from nonresidents, and (iii) a decrease of $243 million from the excise tax imposed on entities that have products manufactured in Puerto Rico by their affiliates.

General Fund total expenditures for fiscal year 2013 amounted to $9.9 billion, consisting of $8.9 billion of operational expenditures, $205 million in rent payments to PBA and $729 million of transfers out for debt service payments on general obligation bonds. These expenditures were $1.1 billion, or 10.1%, lower than the total expenditures for fiscal year 2012.

Preliminary Results for Fiscal Year 2014. Preliminary General Fund budgetary revenues for fiscal year 2014 are expected to be approximately $9.0 billion, which is an increase of $475 million, or 5.5%, over fiscal year 2013. Corporate income tax collections for fiscal year 2014 were $1.9 billion, an increase of $628 million, or 48.8%, from the fiscal year 2013. Individual income tax collections for fiscal year 2014 were nearly $2.0 billion, a decrease of $75 million, or 3.7%, from the prior fiscal year. Collections from withholdings from non-residents were $900 million, a decrease of $83 million, or 8.4%, from prior fiscal year. Sales and use tax collection received by the General Fund for fiscal year 2014 were $595 million, an increase of $55 million, or 10.2%, from the prior fiscal year. Collections for the special temporary excise tax under Act 154 for fiscal year 2014 were $1.9 billion, an increase of $270 million, or 16.5%, from the prior fiscal year.

The original fiscal year 2014 budget totaled $9.8 billion in authorized appropriations, excluding $575 million in general obligation debt service to be refunded with the proceeds of the bonds issued in 2014. The budget contemplated $245 million in new deficit financing from GDB which, when added to the $575 million debt refunding, resulted in a total projected budget deficit of $820 million. The budget was subsequently amended to total $9.2 billion. Recent official estimates project actual budgetary expenditures for fiscal year 2014 to be $119 million lower than the amended amount of $9.2 billion, for an estimated expenditure of $9.1 billion. This estimate does not consider the estimated deficits of public corporations that receive material operating or program subsidies from the General Fund. The largest of these entities, had a $59 million deficit for fiscal year 2014.

The difference between preliminary General Fund budgetary revenues and preliminary General Fund budgetary expenditures is $89 million (excluding the $575 million of general obligation debt service refunding). This budget deficit was funded by a loan from GDB. If the $575 million general obligation debt service refunding is included, the total amount of the fiscal year 2014 budget deficit was $664 million. This number is subject to audit and other year-end adjustments, and the actual deficit may be materially different from this amount.

 Fiscal Stabilization Plan. In 2013, the Commonwealth faced a number of significant fiscal challenges. The projected General Fund budget deficit of the Commonwealth for fiscal year 2013 was approximately $2.2 billion, several of the Commonwealth's most important public corporations were under severe financial strain, and the assets of the Commonwealth's retirement systems were expected to be completely depleted in the near future. In response, the Commonwealth began implementing a fiscal stabilization and economic growth plan. The four objectives of this plan are to: (1) enhance the Commonwealth's liquidity; (2) achieve a balanced budget without deficit financing or debt restructuring; (3) make the Commonwealth's public corporations self-sufficient; and (4) reform the Commonwealth's tax code and grow its economy.

Budget for Fiscal Year 2015.The budget for fiscal year 2015 was signed bythe Governor on July 1, 2014. The budget provides for total General Fund expenditures of approximately $9.6 billion, which represents an increase of $320 million over the final budget for fiscal year 2014. The fiscal year 2015 budget includes incremental debt service on Commonwealth general obligations of $581 million. The fiscal year 2015 General Fund budget does not include any deficit financing as a source of funds, and does not include any refinancing of the Commonwealth's general obligation debt.

 The fiscal year 2015 budget addresses approximately $1.3 billion in cost escalators when compared to the initial fiscal year 2014 budget. These cost escalators include higher debt service costs, high compensation expenditures under existing collective bargaining agreements, incremental pension plan contributions, and increased formula-based budget allocations. These cost escalators are projected to be offset by approximately $1.5 billion in corrective measures, which include, among other things, reduced appropriations due to a lower expense basis (particularly headcount) and further cuts in existing appropriated expenditures.

The fiscal year 2015 budget provides for General Fund budgetary revenues of approximately $9.6 billion. This represents a revenue increase of $528 million over actual General Fund revenues for fiscal year 2014 and an increase $40 million when compared with the fiscal year 2014 budget revenue projections. The revenue estimate in the fiscal year 2015 budget takes into consideration the expected impart of various revenue raising measures which are intended to increase the revenues of the General Fund, which include, among others, the elimination of the earned income tax credit and certain changes to the Commonwealth's sales and use tax collection system.

Although the fiscal year 2015 budget does not rely on any deficit financing as a source for funds, no assurances can be given that the Commonwealth will be able to achieve a balanced General Fund budget in the current or future fiscal years, particularly in light of the Commonwealth's higher debt service obligations beginning in fiscal year 2016, its higher pension contributions required to fund pensions benefits and other cost escalators.


Public Sector Debt. The Constitution of Puerto Rico limits the amount of general obligation debt that the Commonwealth can issue. Section 2 of Article VI of the Constitution of the Commonwealth provides that direct obligations of the Commonwealth evidenced by full faith and credit bonds or notes shall not be issued if the amount of the principal of and interest on such bonds and notes and on all such bonds and notes theretofore issued that is payable in any fiscal year, together with any amount paid by the Commonwealth in the fiscal year preceding the fiscal year of such proposed issuance on account of bonds or notes guaranteed by the Commonwealth, exceed 15% of the average annual revenues raised under the provisions of Commonwealth legislation and deposited into the treasury in the two fiscal years preceding the fiscal year of such proposed issuance. Section 2 of Article VI does not limit the amount of debt that the Commonwealth may guarantee so long as the 15% limitation is not exceeded through payments by the Commonwealth on such guaranteed debt. Annual debt service payments on bonds guaranteed by the Commonwealth are not included in the calculation of the 15% debt limitation. In the event any of the public corporations issuers of guaranteed bonds are unable to make any portion of the future debt service payments on its guaranteed bonds, the Commonwealth would be required to make such payments under its guarantee from the General Fund, and such debt service would be included in the calculation of the 15% constitutional debt limitation. The Commonwealth's policy has been and continues to be to manage such debt within the constitutional limitation. Debt of municipalities, other than bond anticipation notes, is supported by real and personal property taxes and municipal license taxes. Debt of public corporations, other than bond anticipation notes, is generally supported by the revenues of such corporations from rates charged for services or products.

Commonwealth Debt. As of July 31, 2014, the Commonwealth had approximately $71.44 billion in public-sector debt outstanding, of which approximately $23.01 billion was related to the Commonwealth's General Fund. Public-sector debt is primarily payable from Commonwealth or municipal taxes, Commonwealth appropriations and rates charged by public corporations for services or products, as well as debt payable from other sources. As a result of the Commonwealth's outstanding general obligation bonds, appropriation bonds and certain other guaranteed debt, the Commonwealth is expected to incur debt service requirements of $1.37 billion in fiscal year 2015, $1.95 billion in fiscal year 2016, and $1.69 billion in fiscal year 2017. These figures may not represent the actual amount appropriated by the Commonwealth for debt service in a given year.

Retirement Systems. Substantially all of the public employees of the Commonwealth and its instrumentalities are covered by five retirement systems: the Employees Retirement System of the Government of the Commonwealth (the Employees Retirement System), the Puerto Rico System of Annuities and Pensions for Teachers (the Teachers Retirement System), the Commonwealth Judiciary Retirement System (the Judiciary Retirement System), the Retirement System of the University of Puerto Rico (the University Retirement System) and the Employees Retirement System of Puerto Rico Electric Power Authority (the Electric Power Authority Retirement System). The Employees Retirement System and the Teachers Retirement System are the largest plans, both in number of active members and retirees and in the amount of their actuarial accrued liabilities.

The University Retirement System and the Electric Power Authority Retirement System cover employees of the University of Puerto Rico and Electric Power Authority, respectively, and are funded by those public corporations from their revenues. Although the Commonwealth is not required to contribute directly to those two systems, a large portion of the University's revenues is derived from legally mandated legislative appropriations.

As of June 30, 2013, the total number of participants in the three government retirement systems funded principally with government appropriations was as follows: Employees Retirement System, 263,735; Teachers Retirement System, 80,618; and Judiciary Retirement System, 853. The three systems are funded principally by contributions made by employers (the Commonwealth, public corporations, and municipalities) and employees, as well as investment income. The Commonwealth central government is responsible for approximately 59% of total employer contributions to the Employees Retirement System, and the other 41% is the responsibility of public corporations and municipalities. The Commonwealth central government is also responsible for 100% of total employer contributions to the Judiciary and Teachers Retirement Systems.

One of the challenges every administration has faced during the past 20 years is how to address the growing unfunded pension benefit obligations and funding shortfalls of the three retirement systems (the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System) that are funded principally with budget appropriations from the Commonwealth's General Fund. As of June 30, 2013, the date of the latest actuarial valuations of the retirement systems, the unfunded actuarial accrued liability (including basic and system administered benefits) for the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System was $22.9 billion, $10.3 billion and $358 million, respectively, and the funded ratios were 3.1%, 15.6% and 14.2%, respectively.

In April 2013, the Commonwealth enacted comprehensive reforms of the Employees Retirement System, the largest of the three public retirement funds funded primarily with budget appropriations from the General Fund. The reforms adopted in this legislation include (i) freezing and grandfathering of benefits that accrued prior to July 1, 2013; (ii) amending of the formulas used to calculate retirement benefits; (iii) adoption of a system of paying benefits in the form of a lifetime annuity, rather than a lump sum; (iv) elimination of "merit pensions," which provide more extensive benefits to employees with a certain number of years of service; (v) increasing the retirement age for certain classes of participants; (vi) increasing employee contributions; (vii) elimination or reduction of various benefits granted by special laws; (viii) increasing the minimum monthly pension for existing retirees; and (ix) elimination or modification of other benefits, including disability and survivor benefits. The constitutionality of these reforms was upheld by the Puerto Rico Supreme Court after it was challenged in several lawsuits brought by participants of the Employees Retirement System.

The Commonwealth also enacted legislation that provides for incremental annual contributions from employers (including municipalities and certain public corporations), beginning in fiscal year 2014 and up to fiscal year 2033. These contributions, the levels of which will be determined on an annual basis, will supplement the statutory rates of employer contributions adopted in 2011.

Enactment of these reforms has improved the outlook of the Employees Retirement System. Prior to enactment, it was projected that the Employees Retirement System's assets would have been depleted by fiscal year 2019. Based on current census data, expectations of market conditions, and other actuarial information, the Commonwealth believes that these reforms should improve the outlook of the Employees Retirement System's current and future obligations. As a result of the 2013 reforms, the Employees Retirement System is expected to experience decreasing funding shortfalls over the coming years. The net funding shortfall for the Employees Retirement System is expected to be $617 million in fiscal year 2014, which is down from $775 million in fiscal year 2013. In fiscal year 2015, the funding shortfall is expected to be $568 million.

The Teachers Retirement System and the Judiciary Retirement System have also experienced funding shortfalls in recent years. For fiscal year 2014, the net funding shortfall for the Teachers Retirement System and the Judiciary Retirement System is expected to be $374 million and $12 million, respectively. For fiscal year 2015, the net funding shortfall for the Teachers Retirement System and the Judiciary Retirement System is expected to be $367 million and $11 million, respectively.


Based on current funding, disbursement projections, and other assumptions, both the Teachers Retirement System and the Judiciary Retirement System are being gradually defunded, and their assets will be depleted by fiscal year 2020 and fiscal year 2019, respectively. The 2013 reforms do not address the underfunding of the Teachers Retirement System or the Judiciary Retirement System. However, the Commonwealth is evaluating options for addressing the funding shortfall of the Teachers Retirement System.

Although the Commonwealth has undertaken efforts to reduce funding deficiencies and the depletion of assets in the three retirement systems, there can be no guarantee that these efforts will meet expectations or that the fiscal condition of the Commonwealth's retirement systems will not deteriorate in the future. Since the Commonwealth and other participating employers (such as municipalities and participating public corporations) are ultimately responsible for any funding deficiency in the three retirement systems, the depletion of the assets available to cover retirement benefits will require the Commonwealth and other participating employers to cover annual funding deficiencies. Should the Commonwealth be required to commit additional resources to cover funding deficiencies in the three retirement systems, the Commonwealth may have to alter its funding priorities or incur additional debt, which could have a negative impact on the Commonwealth's financial condition.

The Commonwealth also provides non-pension post-employment benefits that consist of a medical insurance plan contribution. These benefits are funded on a pay-as-you-go basis from the General Fund and are valued using actuarial principles similar to the way pension benefits are calculated. Based on the latest actuarial valuations, as of June 30, 2013, the aggregate unfunded actuarial accrued liability of these benefits for the three retirement systems was approximately $2.3 billion.

Failure to further address the retirement systems' funding deficiencies, the continued use of investment assets to pay benefits as a result of funding shortfalls, and the resulting depletion of assets could adversely affect the ability of the retirement systems to meet the rates of return assumed in the actuarial valuations, which could in turn result in an earlier depletion of the retirement systems' assets and a significant increase in the unfunded actuarial accrued liability.

Litigation. The Commonwealth and its officers and employees are parties to numerous legal proceedings, many of which normally occur in government operations. In addition, the Commonwealth is involved in certain other legal proceedings (described in the Commonwealth's recent Official Statements) that, if decided against the Commonwealth, might require the Commonwealth to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the Commonwealth to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

As of June 30, 2014, the Commonwealth included in its financial statements reported liabilities of approximately $1.7 billion for awarded and anticipated unfavorable judgements. The amounts claimed against the Commonwealth as of June 30, 2014 exceed $7.9 billion. However, the Commonwealth believes that most of the claims are excessive, frivolous, or both, and that its ultimate liability should not significantly exceed the amounts put forth in the Commonwealth's financial statements.

The Commonwealth is a defendant in two lawsuits (one in a local court and one in federal court) brought by certain Federally Qualified Health Centers (FQHC) seeking to recover nearly $800 million in Medicaid wraparound payments that the Commonwealth failed to make. After several appeals, five judgments have been entered totaling approximately $110.38 million in favor of 17 FQHCs and $1.33 million owed to the Commonwealth by one of the FQHCs. One judgment is still pending appeal. With respect to the federal case, litigation is ongoing. As of June 30, 2014, the Commonwealth estimated its exposure from this legal contingency could be $500 million if a final judgment is entered against the Commonwealth.

The Commonwealth is a defendant in a class-action lawsuit initiated in 1980 by parents of special-education students, alleging that the Commonwealth failed to provide legally required special education services. Since 2002, the Commonwealth has been subject to daily fines arising from its noncompliance. Individual claims for damages are still pending. As of June 30, 2014, the Commonwealth estimated its exposure from this legal contingency could be $650 million if a final judgment is entered against the Commonwealth.

The Commonwealth is a defendant in two lawsuits brought by a large group of employees from an administrative agency claiming that wages in an aggregate amount of $215 million are owed to them. All parties have filed petitions for summary judgment which are pending. As of June 30, 2014, the Commonwealth estimates that this legal contingency creates a potential exposure of $215 million plus an undetermined amount for interest.

Municipal Downgrades and Insolvency. Municipal bonds, such as Puerto Rico Municipal Securities, may be more susceptible to being downgraded, and issuers of municipal bonds may be more susceptible to default and insolvency, during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back from spending, and lower income tax revenue as a result of a high unemployment rate. In addition, as certain municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of a fund's investments.

Downgrades of certain municipal securities insurers may negatively impact the price of certain insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that insurers of municipal securities will be unable to meet all future claims. Certain municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates, which may reduce revenues available for municipal issuers to pay existing obligations. Should the Commonwealth, its localities, their political subdivisions, instrumentalities or authorities fail to sell bonds at anticipated times or rates, these issuers could experience significantly increased costs and weaker overall cash positions, which could jeopardize their ability make required payments on their outstanding debt obligations.


Bond Ratings. As of October 31, 2014, Puerto Rico's general obligation debt was assigned a credit rating of "B2" by Moody's Investors Service, Inc. (Moody's), "BB-" by Fitch, Inc. (Fitch) and "BB" by Standard & Poor's Rating Services (S&P). Each rating agency maintained a negative outlook on Puerto Rico's credit rating, which means that additional downgrades of securities issued by Puerto Rico are possible in the future. Based on these credit ratings, the general obligation bonds of Puerto Rico are considered below-investment-grade securities. Each rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from the rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by a rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal a rating may have an adverse effect on the market prices of Puerto Rico Municipal Securities.

PORTFOLIO TRANSACTIONS

Orders for the purchase or sale of portfolio securities are placed on behalf of the fund by FMR pursuant to authority contained in the management contract. To the extent that FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contract"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section. Furthermore, the sub-adviser's trading and associated policies, which may differ from FMR's policies, may apply to that fund, subject to applicable law.

FMR or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

The fund will not incur any commissions or sales charges when it invests in shares of open-end investment companies (including any underlying central funds), but it may incur such costs when it invests directly in other types of securities.

Purchases and sales of equity securities on a securities exchange or over-the-counter (OTC) are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by the fund for any fixed-income security, the price paid by the fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

The Trustees of the fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of the fund. The Trustees also review the compensation paid by the fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

FMR.

The Selection of Securities Brokers and Dealers

FMR or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) to place or execute the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FMR, to execute the fund's portfolio securities transactions, FMR or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FMR's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FMR or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the broker or dealer; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

In seeking best qualitative execution for portfolio securities transactions, FMR or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FMR or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. FMR or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FMR or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of a futures commission merchant (FCM) is generally based on the overall quality of execution and other services provided by the FCM. FMR or its affiliates may choose to execute futures transactions electronically.


The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FMR) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FMR's or its affiliates' own research activities in providing investment advice to the fund.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although FMR or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FMR. FMR's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FMR or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FMR or its affiliates or have no explicit cost associated with them. In addition, FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FMR's Decision-Making Process. In connection with the allocation of fund brokerage, FMR or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR or its affiliates, viewed in terms of the particular transaction for the fund or FMR's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FMR or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While FMR or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FMR or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which FMR or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

Research Contracts. FMR or its affiliates have arrangements with certain third-party research providers and brokers through whom FMR or its affiliates effect fund trades, whereby FMR or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMR or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR or its affiliates, or that may be available from another broker. FMR or its affiliates view hard dollar payments for research products and services as likely to reduce the fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. FMR's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Commission Recapture

FMR or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses ("commission recapture"). Not all brokers with whom the fund trades have been asked to participate in brokerage commission recapture.

Affiliated Transactions

FMR or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS), with whom they are under common control, provided FMR or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the fund. In addition, FMR or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FMR or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other Fidelity funds, investment decisions for the fund are made independently from those of other Fidelity funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

Fidelity Investments Money Management, Inc. (FIMM).

The Selection of Securities Brokers and Dealers

FIMM or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) to place or execute the fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FIMM, to execute the fund's portfolio securities transactions, FIMM or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FIMM's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager. Based on the factors considered, FIMM or its affiliates may choose to execute an order by using an electronic trading platform or by calling one or more dealers. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity provided by individual brokers; the reliability of a broker; the broker's overall trading relationship with FIMM or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the broker or dealer; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

The trading desks through which FIMM or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.


The Acquisition of Brokerage and Research Products and Services

Brokers (who are not affiliates of FIMM) that execute transactions for the fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FIMM or its affiliates.

Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FIMM or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FIMM's or its affiliates' own research activities in providing investment advice to the fund.

Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

Mixed-Use Products and Services. Although FIMM or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FIMM's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FIMM or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

Benefit to FIMM. FIMM's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FIMM or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the fund based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services FIMM or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FIMM or its affiliates or have no explicit cost associated with them. In addition, FIMM or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

FIMM's Decision-Making Process. In connection with the allocation of fund brokerage, FIMM or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FIMM or its affiliates, viewed in terms of the particular transaction for the fund or FIMM's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FIMM or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with the fund's brokerage may not benefit the fund. While FIMM or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FIMM, its affiliates, nor the fund incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FIMM or its affiliates in terms of their overall investment responsibilities to the fund or any other investment companies and investment accounts for which FIMM or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FIMM or its affiliates.

Research Contracts. FIMM or its affiliates have arrangements with certain third-party research providers and brokers through whom FIMM or its affiliates effect fund trades, whereby FIMM or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FIMM or its affiliates may still cause the fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FIMM or its affiliates, or that may be available from another broker. FIMM or its affiliates view hard dollar payments for research products and services as likely to reduce the fund's total commission costs. FIMM's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FIMM's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

Affiliated Transactions

FIMM or its affiliates may place trades with certain brokers, including NFS, with whom they are under common control, provided FIMM or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the fund. In addition, FIMM or its affiliates may place trades with brokers that use NFS as a clearing agent.

The Trustees of the fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the fund could purchase in the underwritings.

Non-U.S. Securities Transactions

To facilitate trade settlement and related activities in non-United States securities transactions, FIMM or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

Trade Allocation

Although the Trustees and officers of the fund are substantially the same as those of certain other Fidelity funds, investment decisions for the fund are made independently from those of other Fidelity funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FIMM to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as the fund is concerned. In other cases, however, the ability of the fund to participate in volume transactions will produce better executions and prices for the fund.

Commissions Paid

A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

For the fiscal years ended January 31, 2015, 2014, and 2013, the fund paid no brokerage commissions.

During the fiscal year ended January 31, 2015, the fund paid no brokerage commissions to firms for providing research or brokerage services. During the twelve-month period ended December 31, 2014, the fund did not allocate brokerage commissions to firms for providing research or brokerage services.

VALUATION

NAV is the value of a single share. NAV is computed by adding a class's pro rata share of the value of a fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation oversight responsibilities to FMR. FMR has established the FMR Fair Value Committee to fulfill these oversight responsibilities.

FMR engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

Shares of open-end investment companies (including any underlying money market central funds) held by a fund are valued at their respective NAVs.

Other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying money market central fund, are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.

At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

BUYING, SELLING, AND EXCHANGING INFORMATION

The fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing each class's NAV. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

DISTRIBUTIONS AND TAXES

Dividends. To the extent that the fund's income is reported in a written statement to shareholders as federally tax-exempt interest, the dividends declared by the fund will be federally tax-exempt, provided that the fund qualifies to pay tax-exempt dividends. In order to qualify to pay tax-exempt dividends, at least 50% of the value of the fund's total assets (including uninvested assets) must consist of tax-exempt municipal securities at the close of each quarter of the fund's taxable year. Short-term capital gains are taxable at ordinary income tax rates.

Generally, the fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax and from the federal alternative minimum tax (AMT). Neither FMR nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued and you may need to file an amended income tax return. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.

Interest on certain "private activity" securities is subject to the federal AMT, although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.

A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

New York Tax Matters. Individual shareholders of the fund will not be required to include in their adjusted gross income for New York State and New York City personal income tax purposes any portion of distributions received from the fund that are derived from or attributable to (i) interest income on obligations of New York State or any political subdivision thereof (including New York City) or of a possession or territory of the United States or any political subdivision thereof, provided that at least 50 percent of the value of the fund's total assets at the close of each quarter of its taxable year consists of obligations the interest on which is tax-exempt for federal income tax purposes and such income is not otherwise properly includible in the shareholder's federal adjusted gross income, (ii) interest income on obligations of the United States and its possessions even if includible in the shareholder's federal adjusted gross income, provided that at least 50 percent of the value of the fund's total assets at the close of each quarter of its taxable year consists of obligations of the United States and its possessions and the fund provides a timely written notice of designation to shareholders, or (iii) interest income on obligations of any authority, commission or instrumentality of the United States to the extent federal law exempts such income from state income taxation, provided that at least 50 percent of the value of the fund's total assets at the close of each quarter of its taxable year consists of obligations of the United States and its possessions and the fund provides a timely written notice of designation to shareholders. Distributions from the fund that are derived from or attributable to sources other than those described in the preceding sentence, including interest on obligations of other states and their political subdivisions (unless the obligation is created by a compact or an agreement to which New York State is a party) will generally be taxable to individual shareholders as ordinary income for New York State and New York City personal income tax purposes.

Shareholders of the fund that are subject to the New York State corporation franchise tax or the New York City general corporation tax will be required to include exempt-interest dividends paid by the fund in their "entire net income" for purposes of such taxes and will be required to include their investment in shares of the fund in their investment capital or business capital, but not both, for purposes of such taxes.

If a shareholder is subject to unincorporated business taxation by New York City, income and gains distributed by the fund generally will be subject to such taxation, except to the extent such distributions are derived exclusively from interest income on obligations of New York State or any political subdivision thereof (including New York City) and are not properly includible in the shareholder's federal adjusted gross income. However, shareholders of the fund generally will not be subject to the unincorporated business tax imposed by New York City solely by reason of their ownership of shares of the fund.

Shares of the fund will not be subject to property taxes imposed by New York State or New York City.

Interest on indebtedness incurred or continued to purchase or carry shares of the fund generally will not be deductible for New York State and New York City personal income tax purposes.

Interest income earned by the fund that is distributed to its shareholders generally will not be taxable to the fund for purposes of the New York State corporation franchise tax or the New York City general corporation tax.

Distributions that are federally taxable as ordinary income or capital gains are generally subject to New York personal income tax.

The foregoing is a general, abbreviated summary of certain of the provisions of the tax laws of New York State and New York City presently in effect as they directly govern the taxation of shareholders of the fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to the fund's transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning New York State and New York City tax matters.

Capital Gain Distributions. The fund may distribute any net realized capital gains once a year or more often (as legally permissible), as necessary.

Tax Status of the Fund. The fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, the fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting the fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of the fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether the fund is suitable to their particular tax situation.

TRUSTEES AND OFFICERS

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

+ The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustee:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).



+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).


Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).


Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.


Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Standing Committees of the Fund's Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has four standing committees. The members of each committee are Independent Trustees.

The Operations Committee is composed of all of the Independent Trustees, with Mr. Gamper currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' CCO. The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended January 31, 2015, the committee held 11 meetings.

The Audit Committee is composed of all of the Independent Trustees, with Mr. Keyes currently serving as Chair. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair or a majority of committee members. The committee meets separately, at least annually, with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds' outside auditors, and with the funds' Chief Compliance Officer. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process from the funds' Treasurer and outside auditors and will oversee the resolution of any disagreements concerning financial reporting among applicable parties. The committee will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and legal counsel, as appropriate, matters related to the audits of the funds' financial statements. The committee will discuss regularly and oversee the review of the internal controls of the funds and their service providers with respect to accounting, financial matters and risk management programs related to the funds. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended January 31, 2015, the committee held five meetings.

The Fair Valuation Committee is composed of all of the Independent Trustees, with Mr. Johnson currently serving as Chair. The Committee normally meets quarterly, or more frequently as called by the Chair. The Fair Valuation Committee reviews and approves annually Fair Value Committee Policies recommended by the FMR Fair Value Committee and oversees particular valuations or fair valuation methodologies employed by the FMR Fair Value Committee as circumstances may require. The Committee also reviews actions taken by the FMR Fair Value Committee. The Committee does not oversee the day-to-day operational aspects of the valuation and calculation of the net asset value of the funds, which have been delegated to the FMR Fair Value Committee and Fidelity Service Company, Inc. (FSC). During the fiscal year ended January 31, 2015, the committee held five meetings.

The Governance and Nominating Committee is composed of Mr. Gamper (Chair), Ms. Knowles (Vice Chair), and Mr. Johnson. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee has the authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended January 31, 2015, the committee held eight meetings.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2014.

Interested Trustee

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson
The fund	none

AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	John Engler	Albert R. Gamper, Jr.	Robert F. Gartland
The fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	none	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Arthur E. Johnson	Michael E. Kenneally	James H. Keyes	Marie L. Knowles
The fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended January 31, 2015, or calendar year ended December 31, 2014, as applicable.


Compensation Table1

AGGREGATE COMPENSATION FROM A FUND	Elizabeth S. Acton	John Engler[2]	Albert R. Gamper, Jr.	Robert F. Gartland

The fund	$ 401	$ 77	$ 502	$ 401

TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 398,000	$ 46,361	$ 498,000	$ 398,000


AGGREGATE COMPENSATION FROM A FUND	Arthur E. Johnson	Michael E. Kenneally	James H. Keyes	Marie L. Knowles

The fund	$ 401	$ 401	$ 431	$ 451

TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 398,000	$ 398,000	$ 428,000	$ 448,000

1 Abigail P. Johnson and Geoffrey A. von Kuhn are interested persons and are compensated by Fidelity.

2 Effective November 20, 2014, Mr. Engler serves as a Member of the Board of Trustees of Fidelity New York Municipal Trust II.

A Reflects compensation received for the calendar year ended December 31, 2014 for 233 funds of 32 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: Robert F. Gartland, $180,000; and Michael E. Kenneally, $120,000.

As of January 31, 2015, the Trustees, Member of the Advisory Board, and officers of the fund owned, in the aggregate, less than 1% of the fund's total outstanding shares.

As of January 31, 2015, the following owned of record and/or beneficially 5% or more of the outstanding shares of a class:

Class Name	Owner Name	City	State	Ownership %
FIDELITY NEW YORK AMT TAX-FREE MONEY MARKET FUND: INSTITUTIONAL CLASS	BERMAN	NEW YORK	NY	10.94%
FIDELITY NEW YORK AMT TAX-FREE MONEY MARKET FUND: INSTITUTIONAL CLASS	HIBSPEC	MILWAUKEE	WI	5.79%
FIDELITY NEW YORK AMT TAX-FREE MONEY MARKET FUND: INSTITUTIONAL CLASS	CAPITAL ONE NA	NEW ORLEANS	LA	5.79%
FIDELITY NEW YORK AMT TAX-FREE MONEY MARKET FUND: INSTITUTIONAL CLASS	MCKINNEY	NEW YORK	NY	5.12%
FIDELITY NEW YORK AMT TAX-FREE MONEY MARKET FUND: SERVICE CLASS	BANK HAPOALIM	NEW YORK	NY	66.88%
FIDELITY NEW YORK AMT TAX-FREE MONEY MARKET FUND: SERVICE CLASS	FIDELITY INVESTMENTS	BOSTON	MA	25.71%
FIDELITY NEW YORK AMT TAX-FREE MONEY MARKET FUND: SERVICE CLASS	GESICKI	LANCASTER	NY	5.84%

CONTROL OF INVESTMENT ADVISERS

FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FIMM, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

FMR, FIMM, FMR U.K., FMR H.K., FMR Japan, FDC, and the fund have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the fund, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the fund.

MANAGEMENT CONTRACT

The fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

Management Services. Under the terms of its management contract with the fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides the fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of the fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of the fund or FMR performing services relating to research, statistical and investment activities.

In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of the fund. These services include providing facilities for maintaining the fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the fund; preparing all general shareholder communications and conducting shareholder relations; maintaining the fund's records and the registration of the fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Management-Related Expenses. Under the terms of the fund's management contract, FMR is responsible for payment of all operating expenses of the fund with the exception of the following: interest, taxes, brokerage commissions and other costs with the connection with the purchase or sale of securities and other investment instruments, fees and expenses of the independent trustees, transfer agent fees, Rule 12b-1 fees and other expenses allocable at the class level, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

Management Fee. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.20% of the fund's average net assets throughout the month. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the Independent Trustees.

For the fiscal years ended January 31, 2015, 2014, and 2013, the fund paid FMR management fees of $1,785,993, $2,032,304, and $2,432,928, respectively. In addition, for the fiscal years ended January 31, 2015, 2014, and 2013, credits reducing management fees amounted to $1,975, $2,562, and $2,551, respectively.

FMR may, from time to time, voluntarily reimburse all or a portion of a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

Expense reimbursements will increase returns and yield, and repayment of the reimbursement will decrease returns and yield.

Sub-Adviser - FIMM. On behalf of the fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for the fund. FMR, and not the fund, pays FIMM's fees.

Sub-Advisers - FMR U.K., FMR H.K., and FMR Japan. On behalf of the fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-advisers.

PROXY VOTING GUIDELINES

The following Proxy Voting Guidelines were established by the Board of Trustees of the Fidelity funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

I. General Principles

A. Voting of shares will be conducted in a manner consistent with the best interests of Fidelity Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

B. FMR Investment Proxy Research votes proxies. Like other Fidelity employees, Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Fidelity Fund shareholders, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely on the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

D. Non-routine proposals will generally be voted in accordance with the Guidelines.

E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

F. FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

I. Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

II. Definitions (as used in this document)

A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

D. Sunset Provision - a condition in a charter or plan that specifies an expiration date.

E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

F. Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

G. Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

H. Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

J. Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

III. Directors

A. Election of Directors

FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

a. The Poison Pill includes a Sunset Provision of less than five years;

b. The Poison Pill includes a Permitted Bid Feature;

c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

4. Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

7. The board is not composed of a majority of independent directors.

B. Indemnification

FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

C. Independent Chairperson

FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

D. Majority Director Elections

FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

E. Proxy Access

FMR will generally vote against management and shareholder proposals to adopt proxy access.

IV. Compensation

A. Executive Compensation

1. Advisory votes on executive compensation

a. FMR will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restriction; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

b. FMR will generally vote against proposals to ratify Golden Parachutes.

2. Frequency of advisory vote on executive compensation

FMR will generally support annual advisory votes on executive compensation.

B. Equity award plans (including stock options, restricted stock awards, and other stock awards).

FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

1. (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the burn rate is acceptable.

2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

3. The plan includes an Evergreen Provision.

4. The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

C. Equity Exchanges and Repricing

FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

1. Whether the proposal excludes senior management and directors;

2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

3. The company's relative performance compared to other companies within the relevant industry or industries;

4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

D. Employee Stock Purchase Plans

FMR will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

E. Employee Stock Ownership Plans (ESOPs)

FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

F. Bonus Plans and Tax Deductibility Proposals

FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

V. Anti-Takeover Provisions

FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

A. The Poison Pill includes the following features:

1. A Sunset Provision of no greater than five years;

2. Linked to a business strategy that is expected to result in greater value for the shareholders;

3. Requires shareholder approval to be reinstated upon expiration or if amended;

4. Contains a Permitted Bid Feature; and

5. Allows the Fidelity Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

C. It is a fair price amendment that considers a two-year price history or less.

FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions unless:

D. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

E. In the case of proposals regarding shareholders' rights to call special meetings, FMR generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

F. In the case of proposals regarding shareholders' right to act by written consent, FMR will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

VI. Capital Structure/Incorporation

A. Increases in Common Stock

FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

B. Reverse Stock Splits

FMR will generally vote in favor of reverse stock splits as long as the post-split authorized shares is no greater than three times the post-split number of outstanding and scheduled to be issued shares, including stock awards, or in the case of real estate investment trusts the number of post-split authorized shares is not greater than five times the post-split number of outstanding and scheduled to be issued shares.

C. New Classes of Shares

FMR will generally vote against the introduction of new classes of stock with differential voting rights.

D. Cumulative Voting Rights

FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

E. Acquisition or Business Combination Statutes

FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

F. Incorporation or Reincorporation in Another State or Country

FMR will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. FMR will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

VII. Shares of Investment Companies

A. When a Fidelity Fund invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). FMR may choose not to vote if "echo voting" is not operationally feasible.

B. Certain Fidelity Funds may invest in shares of underlying Fidelity Funds that do not have public shareholders. For Fidelity Funds without public shareholders that are managed by FMR or an affiliate, FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

VIII. Other

A. Voting Process

FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

B. Regulated Industries

Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

DISTRIBUTION SERVICES

The fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreement calls for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the fund, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

The Trustees have approved Distribution and Service Plans on behalf of Institutional Class and Service Class of the fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow Institutional Class and Service Class and FMR to incur certain expenses that might be considered to constitute direct or indirect payment by the fund of distribution expenses.

The Rule 12b-1 Plan adopted for Service Class of the fund is described in the prospectus for that class.

The table below shows the service fees paid for Service Class of the fund for the fiscal year ended January 31, 2015.

Service Fees Paid to FDC

Service Fees Paid by FDC to Intermediaries

Service Fees Retained by FDC

Service Class	$ 0**	$ 0	$ 0*

* Amounts retained by FDC represent fees paid to FDC but not yet reallowed to intermediaries as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to intermediaries. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

** $1,459 before waiver/reimbursement.

Under the Institutional Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Institutional Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Institutional Class shares and/or shareholder support services. In addition, the Institutional Class Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Institutional Class shares.

Under the Service Class Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Service Class Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of Service Class shares and/or shareholder support services, including payments of significant amounts made to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for Service Class shares.

Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the applicable class of the fund and its shareholders. In particular, the Trustees noted that the Institutional Class Plan does not authorize payments by Institutional Class of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

The Service Class Plan does not provide for specific payments by Service Class of any of the expenses of FDC, or obligate FDC or FMR to perform any specific type or level of distribution activities or incur any specific level of expense in connection with distribution activities.

FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the fund on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

If you have purchased shares of the fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

TRANSFER AND SERVICE AGENT AGREEMENTS

The fund has entered into a transfer agent agreement with Citibank, N.A. (Citibank), which is located at 111 Wall Street, New York, New York. Under the terms of the agreement, Citibank provides transfer agency services. Citibank in turn has entered into a sub-transfer agent agreement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the sub-agreement, FIIOC performs all processing activities associated with providing these services and receives all related transfer agency fees paid to Citibank.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of a class's average daily net assets, with respect to each account in the fund.

FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the fund, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

The fund has also entered into a service agent agreement with Citibank. Under the terms of the agreement, Citibank provides pricing and bookkeeping services for the fund. Citibank in turn has entered into a sub-service agent agreement with FSC, an affiliate of FMR. Under the terms of the sub-agreement, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for shares and maintaining the fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank.

For providing pricing and bookkeeping services, FSC receives a monthly fee based on the fund's average daily net assets throughout the month.

FMR bears the cost of pricing and bookkeeping services under the terms of its management contract with the fund.

DESCRIPTION OF THE TRUST

Trust Organization. Fidelity New York AMT Tax-Free Money Market Fund is a fund of Fidelity New York Municipal Trust II, an open-end management investment company created under an initial trust instrument dated June 20, 1991. Currently, there are two funds offered in the trust: Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the fund.

The assets of the trust received for the issue or sale of shares of each of its funds and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of the funds or classes.

Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

The shares have no preemptive or, for Service Class shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

Custodian. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.

FMR, its officers and directors, its affiliated companies, Member of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of the fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for the fund and provides other audit related services.

FUND HOLDINGS INFORMATION

The fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving the fund's best interests by striking an appropriate balance between providing information about the fund's portfolio and protecting the fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the fund's chief compliance officer periodically.

The fund will provide a full list of holdings as of the last day of the previous month on www.advisor.fidelity.com. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

A full list of holdings may be obtained from the fund more frequently, including daily, upon request. A full list of the fund's holdings (as of the previous business day) may also be obtained on a continuous basis by submitting a standing request to the fund. The fund may also from time to time provide or make available to third parties upon request specific fund level performance attribution information and statistics, or holdings information with respect to a specific security or company. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. FMR reserves the right to refuse to fulfill any request for portfolio holdings information if it believes that providing such information may adversely affect the fund or its shareholders.

The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: the fund's trustees; the fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; the fund's auditors; the fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to the fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by the fund and in connection with redemptions in kind.

Other Uses Of Holdings Information. In addition, the fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) ratings and rankings organizations, and (iii)  an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving the fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to the fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to the fund.

At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); DocuLynx Inc. (full or partial holdings daily, on the next business day); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Barclays Capital Inc. (full holdings daily, on the next business day).

FMR, its affiliates, or the fund will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the fund's SAI.

There can be no assurance that the fund's policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

FINANCIAL STATEMENTS

The fund's financial statements and financial highlights for the fiscal year ended January 31, 2015, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as central funds or other underlying funds) in which the fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

APPENDIX

Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2015 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

Fidelity's New York Municipal Money Market Funds

Fund	Ticker
Fidelity® New York AMT Tax-Free Money Market Fund Class/Ticker Fidelity New York AMT Tax-Free Money Market Fund	FSNXX
Fidelity New York Municipal Money Market Fund	FNYXX

In this prospectus, the term "shares" (as it relates to a fund) means the class of shares offered through this prospectus.

Prospectus

April 1, 2015

Contents

Fund Summary	(Click Here)	Fidelity® New York AMT Tax-Free Money Market Fund
	(Click Here)	Fidelity New York Municipal Money Market Fund
Fund Basics	(Click Here)	Investment Details
	(Click Here)	Valuing Shares
Shareholder Information	(Click Here)	Additional Information about the Purchase and Sale of Shares
	(Click Here)	Converting Shares
	(Click Here)	Exchanging Shares
	(Click Here)	Features and Policies
	(Click Here)	Dividends and Capital Gain Distributions
	(Click Here)	Tax Consequences
Fund Services	(Click Here)	Fund Management
	(Click Here)	Fund Distribution
Appendix	(Click Here)	Financial Highlights

Prospectus

Fund Summary

Fund/Class:
Fidelity® New York AMT Tax-Free Money Market Fund/Fidelity New York AMT Tax-Free Money Market Fund

Investment Objective

The fund seeks as high a level of current income, exempt from federal income tax and New York State and City personal income taxes, as is consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.


Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.20%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.30%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 31
3 years	$ 97
5 years	$ 169
10 years	$ 381

Prospectus

Fund Summary - continued

Principal Investment Strategies

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and New York State and City personal income taxes.
    Potentially investing up to 20% of assets in municipal securities whose interest is subject to New York State and City personal income taxes.
  Normally not investing in municipal securities whose interest is subject to the federal alternative minimum tax.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks

  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Geographic Concentration. Unfavorable political or economic conditions within New York can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Prospectus

Year-by-Year Returns

Calendar Years	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014
	2.09%	3.10%	3.39%	1.86%	0.19%	0.02%	0.02%	0.02%	0.02%	0.06%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.87%	June 30, 2007
Lowest Quarter Return	0.00%	March 31, 2014

Average Annual Returns

For the periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity New York AMT Tax-Free Money Market Fund	0.06%	0.03%	1.07%

Investment Adviser

Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

Purchase and Sale of Shares

You may buy or sell shares through a Fidelity brokerage or mutual fund account, or through an investment professional. You may buy or sell shares in various ways:


Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Initial Purchase Minimum	$25,000

The fund may waive or lower purchase minimums.

Tax Information

The fund seeks to earn income and pay dividends exempt from federal income tax and New York State and City personal income taxes. A portion of the dividends you receive may be subject to federal, state, or local income tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Prospectus

Fund Summary

Fund:
Fidelity® New York Municipal Money Market Fund

Investment Objective

The fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income taxes as is consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)	None

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.36%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.13%
Total annual operating expenses	0.49%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$ 50
3 years	$ 157
5 years	$ 274
10 years	$ 616

Principal Investment Strategies

  Normally investing in municipal money market securities.
  Normally investing at least 80% of assets in municipal securities whose interest is exempt from federal and New York State and City personal income taxes.

Prospectus

  Potentially investing up to 20% of assets in municipal securities whose interest is subject to New York State and City personal income taxes.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
    Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

  Principal Investment Risks

    Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
    Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
    Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
    Geographic Concentration. Unfavorable political or economic conditions within New York can affect the credit quality of issuers located in that state.
    Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  Performance

  The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance.

  Visit www.fidelity.com for updated return information.

  Prospectus

  Fund Summary - continued

  Year-by-Year Returns

Calendar Years	2005	2006	2007	2008	2009	2010	2011	2012	2013	2014
	2.00%	3.01%	3.22%	1.69%	0.11%	0.01%	0.01%	0.01%	0.01%	0.01%



During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.82%	September 30, 2007
Lowest Quarter Return	0.00%	March 31, 2014

  Average Annual Returns

For the periods ended December 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity New York Municipal Money Market Fund	0.01%	0.01%	1.00%

  Investment Adviser

  Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers serve as sub-advisers for the fund.

  Purchase and Sale of Shares

  You may buy or sell shares through a Fidelity brokerage or mutual fund account, or through an investment professional. You may buy or sell shares in various ways:


Internet www.fidelity.com
Phone Fidelity Automated Service Telephone (FAST®) 1-800-544-5555 To reach a Fidelity representative 1-800-544-6666
Mail
Additional purchases: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0003	Redemptions: Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0035
TDD - Service for the Deaf and Hearing Impaired 1-800-544-0118

  The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after your investment is received in proper form.

  The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

  The fund is open for business each day the New York Stock Exchange (NYSE) is open. Even if the NYSE is closed, the fund will be open for business on those days on which the Federal Reserve Bank of New York (New York Fed) is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

Initial Purchase Minimum	$5,000

  The fund may waive or lower purchase minimums.

  Tax Information

  The fund seeks to earn income and pay dividends exempt from federal income tax and New York State and City personal income taxes. A portion of the dividends you receive may be subject to federal, state, or local income tax and may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to the fund's sale of municipal bonds.

  Payments to Broker-Dealers and Other Financial Intermediaries

  The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

  Prospectus

  Fund Basics

  Investment Details

  Investment Objective

  Fidelity New York AMT Tax-Free Money Market Fund seeks as high a level of current income, exempt from federal income tax and New York State and City personal income taxes, as is consistent with preservation of capital.

  Principal Investment Strategies

  The Adviser normally invests the fund's assets in municipal money market securities.

  The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and New York State and City personal income taxes. Municipal securities whose interest is exempt from federal and New York State and City personal income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

  The Adviser may invest up to 20% of the fund's assets in municipal securities whose interest is subject to New York State and City personal income taxes under normal circumstances. The Adviser does not currently intend to invest the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

  The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

  The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities.

  In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. The Adviser may invest the fund's assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

  Investment Objective

  Fidelity New York Municipal Money Market Fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income taxes as is consistent with preservation of capital.

  Principal Investment Strategies

  The Adviser normally invests the fund's assets in municipal money market securities.

  The Adviser normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and New York State and City personal income taxes. Municipal securities whose interest is exempt from federal and New York State and City personal income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

  Prospectus

  Fund Basics - continued

  The Adviser may invest up to 20% of the fund's assets in municipal securities whose interest is subject to New York State and City personal income taxes under normal circumstances. The Adviser may invest all of the fund's assets in municipal securities whose interest is subject to the federal alternative minimum tax.

  The supply of and demand for municipal money market securities can vary from time to time. When the Adviser believes that suitable municipal money market securities are not available, or during other unusual market conditions, the Adviser may leave a significant portion of the fund's assets uninvested, or may invest up to 20% of the fund's assets in securities subject to state and/or federal income tax.

  The Adviser may invest more than 25% of the fund's total assets in municipal securities that finance similar projects, such as those relating to education, health care, housing, transportation, and utilities.

  In buying and selling securities for the fund, the Adviser complies with industry-standard regulatory requirements for money market funds regarding the quality, maturity, and diversification of the fund's investments. The Adviser may invest the fund's assets in municipal money market securities by investing in other funds. The Adviser stresses maintaining a stable $1.00 share price, liquidity, and income.

  Description of Principal Security Types

  Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity. Municipal money market securities include variable rate demand notes, commercial paper, and municipal notes.

  Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees, or insurance.

  Principal Investment Risks

  Many factors affect each fund's performance. Because each fund concentrates its investments in New York, the fund's performance is expected to be closely tied to economic and political conditions within that state and to be more volatile than the performance of a more geographically diversified fund.

  Prospectus

  A money market fund's yield will change daily based on changes in interest rates and other market conditions. Although a money market fund is managed to maintain a stable $1.00 share price, there is no guarantee that the fund will be able to do so. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund's investments could cause the fund's share price to decrease.

  The following factors can significantly affect a fund's performance:

  Municipal Market Volatility. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal market. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

  Interest Rate Changes. Money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and certain types of securities, such as the securities of issuers in the financial services sector, can be more sensitive to interest rate changes. Short-term securities tend to react to changes in short-term interest rates.

  Foreign Exposure. Entities providing credit support or a maturity-shortening structure that are located in foreign countries can involve increased risks. Extensive public information about the provider may not be available and unfavorable political, economic, or governmental developments could affect the value of the security.

  Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact providers in a different country or region.

  Geographic Concentration. While New York's economy is diverse, it is heavily dependent on the financial activities sector. Market conditions may impact the liquidity and valuation of New York municipal securities and the ability of entities issuing such securities to sell those securities in the public credit markets. The economic outlook of New York is unpredictable.

  Issuer-Specific Changes. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's credit quality or value. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes, and if the structure of a security fails to function as intended, the security could decline in value. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service (IRS) determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

  Prospectus

  Fund Basics - continued

  Generally, each fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax and, for Fidelity New York AMT Tax-Free Money Market Fund, from the federal alternative minimum tax. Neither the Adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.

  In response to market, economic, political, or other conditions, a fund may temporarily use a different investment strategy (including leaving a significant portion of the fund's assets uninvested) for defensive purposes. Uninvested assets do not earn income for a fund, which may have a significant negative impact on the fund's yield and may prevent the fund from achieving its investment objective. In addition, different factors could affect a fund's performance, and the fund could distribute income subject to federal income tax or New York State and City personal income taxes.

  Fundamental Investment Policies

  The following is fundamental, that is, subject to change only by shareholder approval:

  Fidelity New York AMT Tax-Free Money Market Fund seeks as high a level of current income, exempt from federal income tax and New York State and City personal income taxes, as is consistent with preservation of capital. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from New York State and City personal income taxes.

  Prospectus

  Fidelity New York Municipal Money Market Fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income taxes as is consistent with preservation of capital. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from federal income tax. The fund normally invests at least 80% of its assets in municipal securities whose interest is exempt from New York State and City personal income taxes.

  Valuing Shares

  Each fund is open for business each day the NYSE is open. Even if the NYSE is closed, a fund will be open for business on those days on which the New York Fed is open, the primary trading markets for the fund's portfolio instruments are open, and the fund's management believes there is an adequate market to meet purchase and redemption requests.

  NAV is the value of a single share. Fidelity normally calculates NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Each fund's assets normally are valued as of this time for the purpose of computing NAV. Fidelity calculates NAV separately for each class of shares of a multiple class fund.

  NAV is not calculated and a fund will not process purchase and redemption requests submitted on days when the fund is not open for business. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission (SEC).

  To the extent that a fund's assets are traded in other markets on days when the fund is not open for business, the value of the fund's assets may be affected on those days. In addition, trading in some of a fund's assets may not occur on days when the fund is open for business.

  A fund's assets are valued on the basis of amortized cost.

  Prospectus

  Shareholder Information

  Additional Information about the Purchase and Sale of Shares

  As used in this prospectus, the term "shares" generally refers to the shares offered through this prospectus.

  General Information

  Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is one of the world's largest providers of financial services.

  In addition to its mutual fund business, the company operates one of America's leading brokerage firms, Fidelity Brokerage Services LLC. Fidelity is also a leader in providing tax-advantaged retirement plans for individuals investing on their own or through their employer.

  Subject to the purchase and sale requirements stated in this prospectus, you may buy or sell shares through a Fidelity brokerage account or a Fidelity mutual fund account. If you buy or sell shares (other than by exchange) through a Fidelity brokerage account, your transactions generally involve your Fidelity brokerage core (a settlement vehicle included as part of your Fidelity brokerage account).

  If you do not currently have a Fidelity brokerage account or a Fidelity mutual fund account and would like to invest in a fund, you may need to complete an application. For more information about a Fidelity brokerage account or a Fidelity mutual fund account, please visit Fidelity's web site at www.fidelity.com, call 1-800-FIDELITY, or visit a Fidelity Investor Center (call 1-800-544-9797 for the center nearest you).

  You may also buy or sell shares through an investment professional. If you buy or sell shares through an investment professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ from those discussed in this prospectus. Fees in addition to those discussed in this prospectus may also apply. For example, you may be charged a transaction fee if you buy or sell shares through a non-Fidelity broker or other investment professional.

  If the fund is your Fidelity brokerage core, you will pay fees charged in connection with certain activity in your Fidelity brokerage account directly from your fund investment. Please see your Fidelity brokerage account materials for additional information.

  You should include the following information with any order:

    Your name
    Your account number
    Type of transaction requested
    Name(s) of fund(s) and class(es)
    Dollar amount or number of shares

  Certain methods of contacting Fidelity may be unavailable or delayed (for example, during periods of unusual market activity). In addition, the level and type of service available may be restricted.

  Prospectus

  Frequent Purchases and Redemptions

  A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

  Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as spreads paid to dealers who sell money market instruments to a fund) and disrupting portfolio management strategies.

  The Adviser anticipates that shares of each fund will be purchased and sold frequently because a money market fund is designed to offer a liquid cash option. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive trading of fund shares and each fund accommodates frequent trading.

  Each fund has no limit on purchase or exchange transactions but may in its discretion restrict, reject, or cancel any purchases that, in the Adviser's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

  Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive trading than those stated in this prospectus.

  Buying Shares

  The price to buy one share is its NAV. Shares are sold without a sales charge.

  Shares will be bought at the NAV next calculated after your investment is received in proper form.

  Each fund has authorized certain intermediaries to accept orders to buy shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be bought at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

  There is no minimum balance or purchase minimum for (i) investments through Portfolio Advisory Services, (ii) investments through a mutual fund or a qualified tuition program for which Fidelity serves as investment manager, or (iii) fund positions opened with the proceeds of distributions from a Fidelity systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

  Shares are generally available only to investors residing in the United States.

  Each fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

  If your payment is not received and collected, your purchase may be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.

  Prospectus

  Shareholder Information - continued

  Under applicable anti-money laundering rules and other regulations, purchase orders may be suspended, restricted, or canceled and the monies may be withheld.

  Selling Shares

  The price to sell one share is its NAV.

  Shares will be sold at the NAV next calculated after an order is received in proper form. Normally, redemptions will be processed by the next business day, but it may take up to seven days to pay the redemption proceeds if making immediate payment would adversely affect a fund.

  Each fund has authorized certain intermediaries to accept orders to sell shares on its behalf. When authorized intermediaries receive an order in proper form, the order is considered as being placed with the fund, and shares will be sold at the NAV next calculated after the order is received by the authorized intermediary. Orders by funds of funds for which Fidelity serves as investment manager will be treated as received by the fund at the same time that the corresponding orders are received in proper form by the funds of funds.

  A signature guarantee is designed to protect you and Fidelity from fraud. If you submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

    When you wish to sell more than $100,000 worth of shares.
    When the address on your account (record address) has changed within the last 15 days or you are requesting that a check be mailed to an address different than the record address.
    When you are requesting that redemption proceeds be paid to someone other than the account owner.
    In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

  You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

  When you place an order to sell shares, note the following:

    If you are selling some but not all of your shares, keep your fund balance above the required minimum to keep your fund position open, except fund positions not subject to balance minimums.
    Redemption proceeds (other than exchanges) may be delayed until money from prior purchases sufficient to cover your redemption has been received and collected.
    Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

  Prospectus

    Redemption proceeds may be paid in securities or other property rather than in cash if the Adviser determines it is in the best interests of a fund.
    If you hold your shares in a Fidelity mutual fund account and you sell shares by writing a check, if available, and the amount of the check is greater than the value of your fund position, your check will be returned to you and you may be subject to additional charges.
    You will not receive interest on amounts represented by uncashed redemption checks.
    If you hold your shares in a Fidelity mutual fund account and your redemption check remains uncashed for six months, the check may be invested in additional shares at the NAV next calculated on the day of the investment.
    Under applicable anti-money laundering rules and other regulations, redemption requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

  To sell shares issued with certificates, call Fidelity for instructions. The funds do not currently issue share certificates.

  Converting Shares

  You may convert Fidelity New York AMT Tax-Free Money Market Fund shares to Institutional Class shares at any time, provided that you meet the eligibility requirements for Institutional Class. You may contact Fidelity by telephone or by mail to request a conversion.

  Conversions to Institutional Class shares may not be available if your account is held through an investment professional or other financial intermediary, such as a bank, broker-dealer, insurance company, third-party administrator, or registered investment adviser. Please contact your investment professional or financial intermediary to determine if Institutional Class shares are available and to learn about other rules that may apply.

  The fund may conduct periodic reviews of account balances and may convert your Fidelity New York AMT Tax-Free Money Market Fund shares to Institutional Class shares if you meet the eligibility requirements for Institutional Class. Automatic conversions between Fidelity New York AMT Tax-Free Money Market Fund shares and Institutional Class shares generally are not available to accounts held through investment professionals or other financial intermediaries.

  If you no longer meet the minimum balance requirements for Institutional Class, for any reason, the fund may convert your Institutional Class shares to Fidelity New York AMT Tax-Free Money Market Fund shares. Investors will be notified in writing before any such conversion to Fidelity New York AMT Tax-Free Money Market Fund shares.

  A conversion will be based on the respective NAVs of the two classes, without the imposition of any fees, on the trade date of the conversion. A conversion between share classes of the same fund is a non-taxable event.

  Prospectus

  Shareholder Information - continued

  Exchanging Shares

  An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.

  As a shareholder, you have the privilege of exchanging shares for shares of other Fidelity funds.

  However, you should note the following policies and restrictions governing exchanges:

    Each fund may refuse any exchange purchase for any reason. For example, each fund may refuse exchange purchases by any person or group if, in the Adviser's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
    Before any exchange, read the prospectus for the shares you are purchasing, including any purchase and sale requirements.
    The shares you are acquiring by exchange must be available for sale in your state.
    Exchanges may have tax consequences for you.
    If you are exchanging between accounts that are not registered in the same name, address, and taxpayer identification number (TIN), there may be additional requirements.
    Under applicable anti-money laundering rules and other regulations, exchange requests may be suspended, restricted, canceled, or processed and the proceeds may be withheld.

  The funds may terminate or modify exchange privileges in the future.

  Other funds may have different exchange restrictions and minimums, and may impose redemption fees of up to 2.00% of the amount exchanged. Check each fund's prospectus for details.

  Features and Policies

  Features

  The following features may be available to buy and sell shares of a fund or to move money to and from your account, depending on whether you are investing through a Fidelity brokerage account or a Fidelity mutual fund account. Please visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

  Electronic Funds Transfer: electronic money movement through the Automated Clearing House

  • To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

  • You can use electronic funds transfer to:

  - Make periodic (automatic) purchases of Fidelity fund shares or payments to your Fidelity brokerage account.
  - Make periodic (automatic) redemptions of Fidelity fund shares or withdrawals from your Fidelity brokerage account.

Wire: electronic money movement through the Federal Reserve wire system • To transfer money between a bank account and a Fidelity brokerage account or Fidelity mutual fund account.

  Automatic Transactions: periodic (automatic) transactions

  • To directly deposit all or a portion of your compensation from your employer (or the U.S. Government, in the case of Social Security) into a Fidelity brokerage account or Fidelity mutual fund account.

  • To make contributions from a Fidelity mutual fund account to a Fidelity mutual fund IRA.

  • To sell shares of a Fidelity money market fund and simultaneously to buy shares of another Fidelity fund in a Fidelity mutual fund account.

Checkwriting • To sell Fidelity fund shares from your Fidelity mutual fund account or withdraw money from your Fidelity brokerage account.

  Policies

  The following policies apply to you as a shareholder.

  Statements that Fidelity sends to you include the following:

    Confirmation statements (after transactions affecting your fund balance except, to the extent applicable, reinvestment of distributions in the fund or another fund, certain transactions through automatic investment or withdrawal programs, certain transactions that are followed by a monthly account statement, and other transactions in your Fidelity brokerage core).
    Monthly or quarterly account statements (detailing fund balances and all transactions completed during the prior month or quarter).

  Current regulations allow Fidelity to send a single copy of shareholder documents for Fidelity funds, such as prospectuses, annual and semiannual reports, and proxy materials, to certain mutual fund customers whom we believe are members of the same family who share the same address. We will not send multiple copies of these documents to you and members of your family who share the same address. Instead, we will send only a single copy of these documents. This will continue for as long as you are a shareholder, unless you notify us otherwise. If at any time you choose to receive individual copies of any documents, please call 1-800-544-8544. We will begin sending individual copies to you within 30 days of receiving your call.

  Electronic copies of most financial reports and prospectuses are available at Fidelity's web site. To participate in Fidelity's electronic delivery program, call Fidelity or visit Fidelity's web site for more information.

  You may initiate many transactions by telephone or electronically. Fidelity will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. Fidelity will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, Fidelity recommends the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify Fidelity immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone, call Fidelity for instructions.

  Prospectus

  Shareholder Information - continued

  You may also be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations. In addition, each fund reserves the right to involuntarily redeem an account in the case of: (i) actual or suspected threatening conduct or actual or suspected fraudulent, illegal or suspicious activity by the account owner or any other individual associated with the account; or (ii) the failure of the account owner to provide information to the funds related to opening the accounts. Your shares will be sold at the NAV minus, if applicable, any short-term redemption fee, calculated on the day Fidelity closes your fund position.

  Fidelity may deduct a small balance maintenance fee of $12.00 from a fund balance with a value of less than $2,000 in shares. It is expected that fund balances will be valued after November 1 but prior to December 31 of each calendar year. Fund positions opened after September 30 will not be subject to the fee for that calendar year. The fee, which is payable to Fidelity, is designed to offset in part the relatively higher costs of servicing smaller fund positions. This fee will not be deducted from fund positions opened after January 1 of that calendar year if those positions use certain regular investment plans.

  If your fund balance falls below $10,000 worth of shares for Fidelity New York AMT Tax-Free Money Market Fund or $2,000 worth of shares for Fidelity New York Municipal Money Market Fund for any reason and you do not increase your balance, Fidelity may sell all of your shares and send the proceeds to you after providing you with at least 30 days' notice to reestablish the minimum balance. Your shares will be sold at the NAV on the day Fidelity closes your fund position. Certain fund positions are not subject to these balance requirements and will not be closed for failure to maintain a minimum balance.

  Fidelity may charge a fee for certain services, such as providing historical account documents.

  Dividends and Capital Gain Distributions

  Each fund earns interest, dividends, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund may also realize capital gains from its investments, and distributes these gains (less losses), if any, to shareholders as capital gain distributions.

  Prospectus

  Distributions from a money market fund consist primarily of dividends. A money market fund normally declares dividends daily and pays them monthly.

  Earning Dividends

  A fund processes purchase and redemption requests only on days it is open for business.

  For Fidelity New York AMT Tax-Free Money Market Fund, shares generally begin to earn dividends on the first business day following the day of purchase.

  For Fidelity New York Municipal Money Market Fund, shares purchased by a wire order prior to 12:00 noon Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase.

  Shares purchased by all other orders generally begin to earn dividends on the first business day following the day of purchase.

  For Fidelity New York AMT Tax-Free Money Market Fund, shares generally earn dividends until, but not including, the next business day following the day of redemption.

  For Fidelity New York Municipal Money Market Fund, shares redeemed by a wire order prior to 12:00 noon Eastern time generally earn dividends through the day prior to the day of redemption.

  Shares redeemed by all other orders generally earn dividends until, but not including, the next business day following the day of redemption.

  Exchange requests will be processed only when both funds are open for business.

  Money market funds that allow wire purchases reserve the right to change the time of day by which wire purchase and redemption orders for shares must be placed for purposes of earning dividends.

  Distribution Options

  When you open an account, specify on your application how you want to receive your distributions. The following distribution options are available:

  1. Reinvestment Option. Any dividends and capital gain distributions will be automatically reinvested in additional shares. If you do not indicate a choice on your application, you will be assigned this option.

  2. Cash Option. Any dividends and capital gain distributions will be paid in cash.

  3. Directed Dividends® Option. Any dividends will be automatically invested in shares of another identically registered Fidelity fund. Any capital gain distributions will be automatically invested in shares of another identically registered Fidelity fund, automatically reinvested in additional shares of the fund, or paid in cash.

  Not all distribution options may be available for every account and certain restrictions may apply. If the distribution option you prefer is not listed on your account application, or if you want to change your current distribution option, visit Fidelity's web site at www.fidelity.com or call 1-800-544-6666 for more information.

  Prospectus

  Shareholder Information - continued

  If you elect to receive distributions paid in cash by check and the U.S. Postal Service does not deliver your checks, your distribution option may be converted to the Reinvestment Option. You will not receive interest on amounts represented by uncashed distribution checks.

  If your dividend check(s) remains uncashed for six months, your check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

  Tax Consequences

  As with any investment, your investment in a fund could have tax consequences for you.

  Each fund seeks to earn income and pay dividends exempt from federal income tax and New York State and City personal income taxes.

  A portion of the dividends you receive may be subject to federal, state, or local income tax and, if applicable, may also be subject to the federal alternative minimum tax. You may also receive taxable distributions attributable to a fund's sale of municipal bonds.

  For federal tax purposes, certain of each fund's distributions, including distributions of short-term capital gains and gains on the sale of bonds characterized as market discount, are taxable to you as ordinary income, while each fund's distributions of long-term capital gains, if any, are taxable to you generally as capital gains.

  For New York personal income tax purposes, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to New York personal income tax.

  Any taxable distributions you receive from a fund will normally be taxable to you when you receive them, regardless of your distribution option. If you elect to receive distributions in cash or to invest distributions automatically in shares of another Fidelity fund, you will receive certain December distributions in January, but those distributions will be taxable as if you received them on December 31.

  Prospectus

  Fund Services

  Fund Management

  Each fund is a mutual fund, an investment that pools shareholders' money and invests it toward a specified goal.

  The Adviser is each fund's manager. The address of the Adviser and its affiliates, unless otherwise indicated below, is 245 Summer Street, Boston, Massachusetts 02210.

  As of December 31, 2013, the Adviser had approximately $881.7 million in discretionary assets under management, and approximately $1.94 trillion when combined with all of its affiliates' assets under management.

  As the manager, the Adviser has overall responsibility for directing each fund's investments and handling its business affairs.

  FIMM serves as a sub-adviser for each fund. FIMM has day-to-day responsibility for choosing investments for each fund.

  FIMM is an affiliate of the Adviser. As of December 31, 2013, FIMM had approximately $603.0 billion in discretionary assets under management.

  Other investment advisers assist the Adviser with foreign investments:

    Fidelity Management & Research (U.K.) Inc. (FMR U.K.), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for each fund. As of December 31, 2013, FMR U.K. had approximately $23.3 billion in discretionary assets under management. FMR U.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR U.K. is an affiliate of the Adviser.
    Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2013, FMR H.K. had approximately $8.8 billion in discretionary assets under management. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR H.K. is an affiliate of the Adviser.
    Fidelity Management & Research (Japan) Limited (FMR Japan), at Kamiyacho Prime Place, 1-17, Toranomon-4-Chome, Minato-ku, Tokyo, Japan, serves as a sub-adviser for each fund. FMR Japan was organized in 2008 to provide investment research and advice on issuers based outside the United States. FMR Japan may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund. FMR Japan is an affiliate of the Adviser.

  From time to time a manager, analyst, or other Fidelity employee may express views regarding a particular company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

  Prospectus

  Fund Services - continued

  Each fund pays a management fee to the Adviser. The management fee is calculated and paid to the Adviser every month. The Adviser pays all of the other expenses of Fidelity New York AMT Tax-Free Money Market Fund with certain exceptions.

  Fidelity New York AMT Tax-Free Money Market Fund's annual management fee rate is 0.20% of its average net assets.

  For Fidelity New York Municipal Money Market Fund, the fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by the fund's average net assets throughout the month.

  The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included. This rate cannot rise above 0.37%, and it drops as total assets under management increase.

  For January 2015, the group fee rate was 0.11% for Fidelity New York Municipal Money Market Fund. The individual fund fee rate is 0.25% for Fidelity New York Municipal Money Market Fund.

  The total management fee for the fiscal year ended January 31, 2015, was 0.36% of the fund's average net assets for Fidelity New York Municipal Money Market Fund. Because Fidelity New York Municipal Money Market Fund's management fee rate may fluctuate, the fund's management fee may be higher or lower in the future.

  The Adviser pays FIMM, FMR U.K., FMR H.K., and FMR Japan for providing sub-advisory services.

  The basis for the Board of Trustees approving the management contract and sub-advisory agreements for each fund is available in each fund's annual report for the fiscal period ended January 31, 2015.

  From time to time, the Adviser or its affiliates may agree to reimburse or waive certain fund expenses while retaining the ability to be repaid if expenses fall below the specified limit prior to the end of the fiscal year.

  Reimbursement or waiver arrangements can decrease expenses and boost performance.

  The Adviser has voluntarily agreed to reimburse fund shares to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed the following rate. Voluntary arrangements may be discontinued at any time.


Fidelity New York Municipal Money Market Fund
Rate	0.54%

  Prospectus

  Fund Distribution

  Fidelity New York AMT Tax-Free Money Market Fund is composed of multiple classes of shares. All classes of a multiple class fund have a common investment objective and investment portfolio.

  FDC distributes each fund's shares.

  Intermediaries may receive from the Adviser, FDC, and/or their affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. This compensation may take the form of payments for additional distribution-related activities and/or shareholder services and payments for educational seminars and training, including seminars sponsored by Fidelity, or by an intermediary. These payments are described in more detail in this section and in the statement of additional information (SAI).

  Each fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act) that recognizes that the Adviser may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of fund shares and/or shareholder support services. The Adviser, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees of each fund has authorized such payments for shares of each fund. Please speak with your investment professional to learn more about any payments his or her firm may receive from the Adviser, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

  If payments made by the Adviser to FDC or to intermediaries under a Distribution and Service Plan were considered to be paid out of a fund's or class's assets on an ongoing basis, they might increase the cost of your investment and might cost you more than paying other types of sales charges.

  From time to time, FDC may offer special promotional programs to investors who purchase shares of Fidelity funds. For example, FDC may offer merchandise, discounts, vouchers, or similar items to investors who purchase shares of certain Fidelity funds during certain periods. To determine if you qualify for any such programs, contact Fidelity or visit our web site at www.fidelity.com.

  No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell shares of the funds to or to buy shares of the funds from any person to whom it is unlawful to make such offer.

  Prospectus

  Appendix

  Financial Highlights

  Financial Highlights are intended to help you understand the financial history of fund shares for the past 5 years (or, if shorter, the period of operations). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in shares (assuming reinvestment of all dividends and distributions). The annual information has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose reports, along with fund financial statements, are included in the annual report. Annual reports are available for free upon request.

  Fidelity New York AMT Tax-Free Money Market Fund

Years ended January 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operationsD	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gainD	-	-	-	-	-
Total distributions D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.06%	.02%	.02%	.02%	.02%





Ratios to Average Net Assets B, C
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.08%	.13%	.20%	.20%	.29%
Expenses net of all reductions	.08%	.13%	.20%	.20%	.29%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 317,821	$ 351,728	$ 384,955	$ 461,901	$ 537,828

  A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

  Prospectus

  Appendix - continued

  B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

  C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

  D Amount represents less than $.001 per share.

  Prospectus

  Fidelity New York Municipal Money Market Fund

Years ended January 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gain	-	-	- D	-	- D
Total distributions D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsB, C
Expenses before reductions	.49%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.08%	.12%	.20%	.21%	.32%
Expenses net of all reductions	.08%	.12%	.20%	.21%	.32%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,525,750	$ 5,648,298	$ 5,548,564	$ 5,146,244	$ 4,821,855

  A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

  B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

  C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

  D Amount represents less than $.001 per share.

  Prospectus

  Notes

  IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

  To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

  For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow Fidelity to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

  For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as drivers' licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help Fidelity identify the entity.

  You can obtain additional information about the funds. A description of each fund's policies and procedures for disclosing its holdings is available in the funds' SAI and on Fidelity's web sites. The SAI also includes more detailed information about each fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). Each fund's annual and semi-annual reports also include additional information.

  For a free copy of any of these documents or to request other information or ask questions about a fund, call Fidelity at 1-800-544-8544. In addition, you may visit Fidelity's web site at www.fidelity.com for a free copy of a prospectus, SAI, or annual or semi-annual report or to request other information.

  The SAI, the funds' annual and semi-annual reports and other related materials are available from the Electronic Data Gathering, Analysis, and Retrieval (EDGAR) Database on the SEC's web site (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the funds, including the funds' SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC's Public Reference Room.

  Investment Company Act of 1940, File Number, 811-06398

  FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

  Fidelity, Fidelity Investments & Pyramid Design, FAST, and Directed Dividends are registered service marks of FMR LLC. © 2015 FMR LLC. All rights reserved.

  The third-party marks appearing above are the marks of their respective owners.

  1.700544.118 NYS-PRO-0315

  Fidelity® New York AMT Tax-Free Money Market Fund (FSNXX) and
  Fidelity New York Municipal Money Market Fund (FNYXX)

  Fidelity New York AMT Tax-Free Money Market Fund is a Class of shares of
  Fidelity New York AMT Tax-Free Money Market Fund

  Funds of Fidelity New York Municipal Trust II

  STATEMENT OF ADDITIONAL INFORMATION

  April 1, 2015

  This statement of additional information (SAI) is not a prospectus. Portions of each fund's annual report are incorporated herein. The annual reports are supplied with this SAI.

  To obtain a free additional copy of the prospectus or SAI, dated April 1, 2015, or an annual report, please call Fidelity at 1-800-544-8544 or visit Fidelity's web site at www.fidelity.com.

  NYS-PTB-0315
  1.472635.117

  TABLE OF CONTENTS

PAGE
Investment Policies and Limitations	(Click Here)
Special Geographic Considerations	(Click Here)
Portfolio Transactions	(Click Here)
Valuation	(Click Here)
Buying, Selling, and Exchanging Information	(Click Here)
Distributions and Taxes	(Click Here)
Trustees and Officers	(Click Here)
Control of Investment Advisers	(Click Here)
Management Contracts	(Click Here)
Proxy Voting Guidelines	(Click Here)
Distribution Services	(Click Here)
Transfer and Service Agent Agreements	(Click Here)
Description of the Trust	(Click Here)
Fund Holdings Information	(Click Here)
Financial Statements	(Click Here)
Appendix	(Click Here)

  INVESTMENT POLICIES AND LIMITATIONS

  The following policies and limitations supplement those set forth in the prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

  A fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (1940 Act)) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

  The following are each fund's fundamental investment limitations set forth in their entirety.

  Diversification

  For each fund:

  The fund may not purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time.

  Senior Securities

  For each fund:

  The fund may not issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940.

  Short Sales

  For Fidelity® New York AMT Tax-Free Money Market Fund:

  The fund may not sell securities short, unless it owns, or by virtue of its ownership of other securities, has the right to obtain at no added cost, securities equivalent in kind and amount to the securities sold short.

  For Fidelity® New York Municipal Money Market Fund:

  The fund may not make short sales of securities.

  Margin Purchases

  For Fidelity New York AMT Tax-Free Money Market Fund:

  The fund may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions.

  For Fidelity New York Municipal Money Market Fund:

  The fund may not purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

  Borrowing

  For each fund:

  The fund may not borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

  Underwriting

  For each fund:

  The fund may not underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

  Concentration

  For each fund:

  The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry.

  For purposes of each of Fidelity New York AMT Tax-Free Money Market Fund's and Fidelity New York Municipal Money Market Fund's concentration limitation discussed above, Fidelity Management & Research Company (FMR) identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

  For purposes of each of Fidelity New York AMT Tax-Free Money Market Fund's and Fidelity New York Municipal Money Market Fund's concentration limitation discussed above, FMR may analyze the characteristics of a particular issuer and security and assign an industry or sector classification consistent with those characteristics in the event that the third-party classification provider used by FMR does not assign a classification.

  Real Estate

  For Fidelity New York AMT Tax-Free Money Market Fund:

  The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

  For Fidelity New York Municipal Money Market Fund:

  The fund may not purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interests therein.

  Commodities

  For Fidelity New York AMT Tax-Free Money Market Fund:

  The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities.

  For Fidelity New York Municipal Money Market Fund:

  The fund may not purchase or sell commodities or commodity (futures) contracts.

  Loans

  For each fund:

  The fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.

  Oil, Gas, and Mineral Exploration Programs

  For Fidelity New York Municipal Money Market Fund:

  The fund may not invest in oil, gas, or other mineral exploration or development programs.

  Pooled Funds

  For Fidelity New York AMT Tax-Free Money Market Fund:

  The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

  For Fidelity New York Municipal Money Market Fund:

  The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

  The following investment limitations are not fundamental and may be changed without shareholder approval.

  Diversification

  For each fund:

  With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.

  For purposes of each fund's diversification limitation discussed above, FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

  For purposes of each fund's diversification limitation discussed above, certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

  Borrowing

  For each fund:

  The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing investment limitation).

  Illiquid Securities

  For each fund:

  The fund does not currently intend to purchase any security if, as a result, more than 5% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to it by the fund.

  For purposes of each fund's illiquid securities limitation discussed above, if through a change in values, net assets, or other circumstances, the fund were in a position where more than 5% of its total assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

  Loans

  For each fund:

  The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

  Pooled Funds

  For Fidelity New York AMT Tax-Free Money Market Fund:

  The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

  For Fidelity New York Municipal Money Market Fund:

  The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.

  The following pages contain more detailed information about types of instruments in which a fund may invest, techniques a fund's adviser (or a sub-adviser) may employ in pursuit of the fund's investment objective, and a summary of related risks. A fund's adviser (or a sub-adviser) may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. However, a fund's adviser (or a sub-adviser) is not required to buy any particular instrument or use any particular technique even if to do so might benefit the fund.

  On the following pages in this section titled "Investment Policies and Limitations," and except as otherwise indicated, references to "an adviser" or "the adviser" may relate to a fund's adviser or a sub-adviser, as applicable.

  Affiliated Bank Transactions. A Fidelity® fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the 1940 Act. These transactions may involve repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.

  Borrowing. Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund may make additional investments while borrowings are outstanding.

  Cash Management. A fund may hold uninvested cash. A municipal fund's uninvested cash may earn credits that reduce fund expenses.

  Central Funds are special types of investment vehicles created by Fidelity for use by the Fidelity funds and other advisory clients. Central funds are used to invest in particular security types or investment disciplines, or for cash management. Central funds incur certain costs related to their investment activity (such as custodial fees and expenses), but do not pay additional management fees. The investment results of the portions of a Fidelity fund's assets invested in the central funds will be based upon the investment results of those funds.

  Commodity Futures Trading Commission (CFTC) Notice of Exclusion. The trust, on behalf of the Fidelity funds to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each fund's operation. Accordingly, neither a fund nor its adviser is subject to registration or regulation as a commodity pool or a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. As of the date of this SAI, the adviser does not expect to register as a CPO of the funds. However, there is no certainty that a fund or its adviser will be able to rely on an exclusion in the future as the fund's investments change over time. A fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. If a fund or its adviser operates subject to CFTC regulation, it may incur additional expenses.

  Illiquid Securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund.

  Under the supervision of the Board of Trustees, a Fidelity fund's adviser determines the liquidity of the fund's investments and, through reports from the fund's adviser, the Board monitors investments in illiquid securities.

  Various factors may be considered in determining the liquidity of a fund's investments, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

  Increasing Government Debt. The total public debt of the United States and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented.

  A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. In the worst case, unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns.

  On August 5, 2011, Standard & Poor's Ratings Services lowered its long-term sovereign credit rating on the United States one level to "AA+" from "AAA." While Standard & Poor's Ratings Services affirmed the United States' short-term sovereign credit rating as "A-1+," there is no guarantee that Standard & Poor's Ratings Services will not decide to lower this rating in the future. Standard & Poor's Ratings Services stated that its decision was prompted by its view on the rising public debt burden and its perception of greater policymaking uncertainty. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by Standard & Poor's Ratings Services decisions to downgrade the long-term sovereign credit rating of the United States.

  Insolvency of Issuers, Counterparties, and Intermediaries. Issuers of fund portfolio securities or counterparties to fund transactions that become insolvent or declare bankruptcy can pose special investment risks. In each circumstance, risk of loss, valuation uncertainty, increased illiquidity, and other unpredictable occurrences may negatively impact an investment. Each of these risks may be amplified in foreign markets, where security trading, settlement, and custodial practices can be less developed than those in the U.S. markets, and bankruptcy laws differ from those of the U.S.

  As a general matter, if the issuer of a fund portfolio security is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock have priority over the claims of common stock owners. These events can negatively impact the value of the issuer's securities and the results of related proceedings can be unpredictable.

  If a counterparty to a fund transaction becomes insolvent, the fund may be limited in its ability to exercise rights to obtain the return of related fund assets or in exercising other rights against the counterparty. In addition, insolvency and liquidation proceedings take time to resolve, which can limit or preclude a fund's ability to terminate a transaction or obtain related assets or collateral in a timely fashion. Uncertainty may also arise upon the insolvency of an intermediary with which a fund has pending transactions. If an intermediary becomes insolvent, while securities positions and other holdings may be protected by U.S. or foreign laws, it is sometimes difficult to determine whether these protections are available to specific trades based on the circumstances. Receiving the benefit of these protections can also take time to resolve, which may result in illiquid positions.

  Interfund Borrowing and Lending Program. Pursuant to an exemptive order issued by the SEC, a Fidelity fund may lend money to, and borrow money from, other funds advised by FMR or its affiliates. Municipal funds currently intend to participate in this program only as borrowers. A Fidelity fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fidelity fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed.

  Inverse Floaters have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels - rising when prevailing short-term interest rates fall, and falling when short-term interest rates rise. The prices of inverse floaters can be considerably more volatile than the prices of other investments with comparable maturities and/or credit quality.

  Funds of Funds and Other Large Shareholders. Certain Fidelity funds and accounts (including funds of funds) invest in other funds ("underlying funds") and, as a result, may at times have substantial investments in one or more underlying funds.

  Anunderlying fund may experience large redemptions or investments due to transactions in its shares by funds of funds, other large shareholders, or similarly managed accounts. While it is impossible to predict the overall effect of these transactions over time, there could be an adverse impact on an underlying fund's performance. In the event of such redemptions or investments, an underlying fund could be required to sell securities or to invest cash at a time when it may not otherwise desire to do so. Such transactions may increase an underlying fund's brokerage and/or other transaction costs and affect the liquidity of a fund's portfolio. In addition, when funds of funds or other investors own a substantial portion of an underlying fund's shares, a large redemption by such an investor could cause actual expenses to increase, or could result in the underlying fund's current expenses being allocated over a smaller asset base, leading to an increase in the underlying fund's expense ratio. Redemptions of underlying fund shares could also accelerate the realization of taxable capital gains in the fund if sales of securities result in capital gains. The impact of these transactions is likely to be greater when a fund of funds or other significant investor purchases, redeems, or owns a substantial portion of the underlying fund's shares.

  When possible, Fidelity will consider how to minimize these potential adverse effects, and may take such actions as it deems appropriate to address potential adverse effects, including redemption of shares in-kind rather than in cash or carrying out the transactions over a period of time, although there can be no assurance that such actions will be successful. A high volume of redemption requests can impact an underlying fund the same way as the transactions of a single shareholder with substantial investments. As an additional safeguard, Fidelity fund of funds may manage the placement of their redemption requests in a manner designed to minimize the impact of such requests on the day-to-day operations of the underlying funds in which they invest. This may involve, for example, redeeming its shares of an underlying fund gradually over time.

  Money Market Securities are high-quality, short-term obligations. Money market securities may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a fund.

  Municipal Insurance. A municipal bond may be covered by insurance that guarantees the bond's scheduled payment of interest and repayment of principal. This type of insurance may be obtained by either (i) the issuer at the time the bond is issued (primary market insurance), or (ii) another party after the bond has been issued (secondary market insurance).

  Both primary and secondary market insurance guarantee timely and scheduled repayment of all principal and payment of all interest on a municipal bond in the event of default by the issuer, and cover a municipal bond to its maturity, typically enhancing its credit quality and value.

  Municipal bond insurance does not insure against market fluctuations or fluctuations in a fund's share price. In addition, a municipal bond insurance policy will not cover: (i) repayment of a municipal bond before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal bond issue whereby part of the municipal bond issue may be retired before maturity.

  Because a significant portion of the municipal securities issued and outstanding is insured by a small number of insurance companies, not all of which have the highest credit rating, an event involving one or more of these insurance companies could have a significant adverse effect on the value of the securities insured by that insurance company and on the municipal markets as a whole. Ratings of insured bonds reflect the credit rating of the insurer, based on the rating agency's assessment of the creditworthiness of the insurer and its ability to pay claims on its insurance policies at the time of the assessment. While the obligation of a municipal bond insurance company to pay a claim extends over the life of an insured bond, there is no assurance that municipal bond insurers will meet their claims. A higher-than-anticipated default rate on municipal bonds or in connection with other insurance the insurer provides could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders.

  FMR may decide to retain an insured municipal bond that is in default, or, in FMR's view, in significant risk of default. While a fund holds a defaulted, insured municipal bond, the fund collects interest payments from the insurer and retains the right to collect principal from the insurer when the municipal bond matures, or in connection with a mandatory sinking fund redemption.

  Municipal Leases and participation interests therein may take the form of a lease, an installment purchase, or a conditional sale contract and are issued by state and local governments and authorities to acquire land or a wide variety of equipment and facilities. Generally, a fund will not hold these obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the purchaser a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the issue.

  Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations. If a municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.

  Municipal Market Disruption Risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected, and the Trustees would reevaluate the fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a fund to maintain a stable net asset value per share (NAV).

  Municipal securities may be susceptible to downgrade, default, and bankruptcy, particularly during economic downturns. Factors affecting municipal securities include the budgetary constraints of local, state, and federal governments upon which the municipalities issuing municipal securities may be relying for funding, as well as lower tax collections, fluctuations in interest rates, and increasing construction costs. Municipal securities are also subject to the risk that the perceived likelihood of difficulties in the municipal securities markets could result in increased illiquidity, volatility, and credit risk. Certain municipal issuers may be unable to obtain additional financing through, or be required to pay higher interest rates on, new issues, which may reduce revenues available for these municipal issuers to pay existing obligations. In addition, certain municipal issuers may be unable to issue or market securities, resulting in fewer investment opportunities for funds investing in municipal securities.

  Education. In general, there are two types of education-related bonds: those issued to finance projects for public and private colleges and universities, and those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Among the factors that may lead to declining or insufficient revenues are restrictions on students' ability to pay tuition, availability of state and federal funding, and general economic conditions. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which are supported by reserves or other forms of credit enhancement. Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

  Electric Utilities. The electric utilities industry has been experiencing, and will continue to experience, increased competitive pressures. Federal legislation in the last two years will open transmission access to any electricity supplier, although it is not presently known to what extent competition will evolve. Other risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects of conservation on energy demand, (d) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (e) timely and sufficient rate increases, and (f) opposition to nuclear power.

  Health Care. The health care industry is subject to regulatory action by a number of private and governmental agencies, including federal, state, and local governmental agencies. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. Numerous other factors may affect the industry, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); and competition among health care providers. In the future, the following elements may adversely affect health care facility operations: adoption of legislation proposing a national health insurance program; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

  Housing. Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. They generally are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Consequently, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of multi-family housing projects, including acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

  Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the general stability of the airline industry and on the stability of a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends and is also affected by the price and availability of fuel. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

  Water and Sewer. Water and sewer revenue bonds are often considered to have relatively secure credit as a result of their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults. Further, public resistance to rate increases, costly environmental litigation, and Federal environmental mandates are challenges faced by issuers of water and sewer bonds.

  NRSROs. The Board of Trustees has designated each of the following nationally recognized statistical rating organizations (NRSROs) as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS Ltd.; Fitch, Inc.; Moody's Investors Service, Inc.; and Standard & Poor's Ratings Services.

  Put Features entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. In exchange for this benefit, a fund may accept a lower interest rate. Securities with put features are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.

  Reforms and Government Intervention in the Financial Markets. Economic downturns can trigger various economic, legal, budgetary, tax, and regulatory reforms across the globe. Instability in the financial markets in the wake of the 2008 economic downturn led the U.S. Government and other governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases, a lack of liquidity. Reforms are ongoing and their effects are uncertain. Federal, state, local, foreign, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Reforms may also change the way in which a fund is regulated and could limit or preclude a fund's ability to achieve its investment objective or engage in certain strategies. Also, while reforms generally are intended to strengthen markets, systems, and public finances, they could affect fund expenses and the value of fund investments.

  The value of a fund's holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a fund invests. In the event of such a disturbance, the issuers of securities held by a fund may experience significant declines in the value of their assets and even cease operations, or may receive government assistance accompanied by increased restrictions on their business operations or other government intervention. In addition, it is not certain that the U.S. Government or foreign governments will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted.

  Repurchase Agreements involve an agreement to purchase a security and to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. The value of the security purchased may be more or less than the price at which the counterparty has agreed to purchase the security. In addition, delays or losses could result if the other party to the agreement defaults or becomes insolvent. A fund may be limited in its ability to exercise its right to liquidate assets related to a repurchase agreement with an insolvent counterparty. A Fidelity fund may engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser.

  Restricted Securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to a fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (1933 Act), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

  Reverse Repurchase Agreements. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. A Fidelity fund may enter into reverse repurchase agreements with parties whose creditworthiness has been reviewed and found satisfactory by the fund's adviser. Such transactions may increase fluctuations in the market value of a fund's assets and, if applicable, a fund's yield, and may be viewed as a form of leverage.

  Securities of Other Investment Companies, including shares of closed-end investment companies (which include business development companies (BDCs)), unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the underlying investment company-level, such as portfolio management fees and operating expenses. Fees and expenses incurred indirectly by a fund as a result of its investment in shares of one or more other investment companies generally are referred to as "acquired fund fees and expenses" and may appear as a separate line item in a fund's prospectus fee table. For certain investment companies, such as BDCs, these expenses may be significant. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

  The extent to which a fund can invest in securities of other investment companies may be limited by federal securities laws.

  Sources of Liquidity or Credit Support. Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, swaps, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. An adviser and its affiliates may rely on their evaluation of the credit of the issuer or the credit of the liquidity or credit enhancement provider for purposes of making initial and ongoing minimal credit risk determinations for a money market fund. In evaluating the credit of a foreign bank or other foreign entities, factors considered may include whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the issuer and/or entity providing the enhancement could affect the value of the security or a fund's share price.

  Temporary Defensive Policies.

  Each of Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund reserves the right to hold a substantial amount of uninvested cash for temporary, defensive purposes. In addition, each of Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund reserves the right to invest more than normally permitted in taxable obligations for temporary, defensive purposes.

  Tender Option Bonds are created by depositing intermediate- or long-term, fixed-rate or variable rate, municipal bonds into a trust and issuing two classes of trust interests (or "certificates") with varying economic interests to investors. Holders of the first class of trust interests, or floating rate certificates, receive tax-exempt interest based on short-term rates and may tender the certificate to the trust at par. As consideration for providing the tender option, the trust sponsor (typically a bank, broker-dealer, or other financial institution) receives periodic fees. The trust pays the holders of the floating rate certificates from proceeds of a remarketing of the certificates or from a draw on a liquidity facility provided by the sponsor. A fund investing in a floating rate certificate effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The floating rate certificate is typically an eligible security for money market funds. Holders of the second class of interests, sometimes called the residual income certificates, are entitled to any tax-exempt interest received by the trust that is not payable to floating rate certificate holders, and bear the risk that the underlying municipal bonds decline in value. In selecting tender option bonds, FMR will consider the creditworthiness of the issuer of the underlying bond deposited in the trust, the experience of the custodian, and the quality of the sponsor providing the tender option. In certain instances, the tender option may be terminated if, for example, the issuer of the underlying bond defaults on interest payments.

  Transfer Agent Bank Accounts. Proceeds from shareholder purchases of a Fidelity fund may pass through a series of demand deposit bank accounts before being held at the fund's custodian. Redemption proceeds may pass from the custodian to the shareholder through a similar series of bank accounts.

  If a bank account is registered to the transfer agent or an affiliate, who acts as an agent for the funds when opening, closing, and conducting business in the bank account, the transfer agent or an affiliate may invest overnight balances in the account in repurchase agreements. Any balances that are not invested in repurchase agreements remain in the bank account overnight. Any risks associated with such an account are investment risks of the funds. A fund faces the risk of loss of these balances if the bank becomes insolvent.

  Variable and Floating Rate Securities provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality, sometimes subject to a cap or floor on such rate. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries.

  When-Issued and Forward Purchase or Sale Transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.

  When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. If a fund remains substantially fully invested at a time when a purchase is outstanding, the purchases may result in a form of leverage. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss.

  A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

  SPECIAL GEOGRAPHIC CONSIDERATIONS

  New York. Fund performance is directly tied to the ability of issuers in New York (as used in this section, the "State" or "New York") to continue to make principal and interest payments on their securities, which in turn depends on economic and other conditions within the State. The following section provides only a summary of (and does not purport to explain, predict, or fully describe) the complex factors, including both economic and political conditions, affecting the financial situation in the State and is based on information in publicly available documents. This information has not been independently verified. Municipal issuers may not be subject to the same disclosure requirements as other bond issuers. Any information provided by municipal issuers may be less reliable than information provided by other bond issuers. The information provided below is subject to change rapidly, substantially, and without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the State or its issuers since the date of its preparation. Any such change(s) may adversely affect the State's and applicable issuer's cash flows, expenditures, or revenues, or otherwise negatively impact the current or projected State financial situation, which in turn could hamper fund performance.

  Further, the marketability, valuation or liquidity of State municipal securities may be negatively affected in the event that State localities or authorities default on their debt obligations or other market events arise, which in turn may negatively affect fund performance, substantially and unpredictably. Economic and other conditions within the State may affect the credit risk of those localities or authorities to the extent that such localities and authorities rely on State appropriations. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several issuers of New York municipal securities could affect the market values and marketability of many or all New York municipal obligations.

  In addition, economic and other conditions within the State may affect the credit risk of the State's localities, and their political subdivisions, instrumentalities, or authorities to the extent that such issuers are reliant upon appropriations from the State. New York continues to face fiscal and economic stress that could negatively affect the value of investments in New York municipal securities. Any deterioration in the State's financial condition may have a negative effect on the value, marketability, and liquidity of New York municipal securities.

   The Economy of New York. The State is one of the most populous states in the nation. Although its economy is diverse, it is also heavily dependent on the financial activities sector, in part because New York City is the nation's leading center of banking and finance. The financial activities sector accounts for under one-tenth of all nonagricultural jobs in the State, but contributes more than one-fifth of total wages, which is the highest of any sector in New York. As a result, economic problems or factors affecting the financial activities sector may have a disproportionate impact on New York municipal securities and entities issuing these securities.

  During the recent recession, New York experienced a significant economic downturn. While some signs of improvement have appeared, this recovery may be slow as the State continues to face significant fiscal challenges including a high unemployment rate, which was at 5.9% in November 2014, and structural budget deficits. There can be no assurances that New York will continue to recover from the recent recession or that its fiscal and economic conditions will not worsen in the future. The outlook for the national and global economy remains uncertain. Another economic downturn could significantly hurt the economic and fiscal condition of the State and, therefore, the value of its municipal securities. Furthermore, the level of public debt in the State remains high, which may hurt long-term growth prospects and could cause some municipalities to experience financial hardship.

  New York has faced significant budget deficits in recent years. Although the State may undertake efforts to reduce or resolve its budget deficits, there can be no guarantee that such efforts will succeed or that they will not have unintended consequences. For example, some efforts to resolve budget deficits may impact employment, personal income, or economic growth in the State, which could harm revenue collections at the State or local levels. Additionally, these efforts may require an adherence to a limitation on annual spending growth, which may affect the State's appropriations and, in turn, those localities that rely on State aid. Any reduction in resources available to the State or municipal issuers could increase the fiscal pressure faced by those issuers, which may impact the value of their municipal securities.

  Moreover, the State may be subject to risks related to natural disasters. Superstorm Sandy, which hit the Northeast of the United States in October 2012, caused significant damage to public and private property in the State. The federal government approved disaster aid for Superstorm Sandy, which is estimated at $1.2 billion in fiscal year 2013-14 and $1.5 billion in fiscal year 2014-15. However, there can be no assurances that the full amount of aid will be provided to the State or that such aid will be provided on schedule. The total cost of recovering from Superstorm Sandy remains unclear, but recovery efforts are likely to be costly. The State may incur significant costs related to the recovery, which could reduce the resources available to the State to make debt service payments as they become due.

   General Risks. Many complex political, social, and economic factors influence the State's economy and fiscal condition. Such factors include, but are not limited to: (i) the performance of the national and global economies; (ii) the impact of behavioral changes concerning financial sector bonus payouts, as well as any future legislation governing the structure of compensation; (iii) the impact of shifts in monetary policy affecting interest rates and the financial markets; (iv) the impact of financial and real estate market developments on bonus income and capital gains realizations; (v) the impact of household debt on consumer spending and State tax collections; (vi) increased demand in entitlement and claims based programs such as Medicaid, public assistance, and general public health; (vii) access to the capital markets in light of disruptions in the municipal bond market; (viii) litigation against the State; (ix) actions taken by the federal government, such as changes in tax or fiscal policy, audits, disallowances, changes in aid levels, or changes to Medicaid rules; (x) the ability of the State to implement cost reduction initiatives and the success with which the State controls expenditures and (xi) the impact of federal statutory and regulatory changes concerning financial activities sector activities.

  These factors are continually changing, and no assurances can be given with respect to how these or other factors will affect the State's fiscal and economic condition in the future. However, such factors could have an adverse impact on State and municipal budgets, increase the borrowing costs of the State and its municipalities, or impair the ability of State and municipal issuers to pay debt service costs on their outstanding obligations. As a result, such factors could reduce the value of the securities issued by the State or its municipalities.


   2014-15 Financial Plan. On January 21, 2014, the Governor introduced the Proposed Executive Budget Financial Plan for fiscal year 2014-15 (Initial 2014-15 Financial Plan). The Initial 2014-15 Financial Plan included approximately $63.6 billion in total General Fund disbursements, which represented an increase of approximately 3.4% from estimates for fiscal year 2013-14. The Initial 2014-15 Financial Plan projected total General Fund receipts of approximately $63.5 billion, which is approximately $1.9 billion higher than estimates for fiscal year 2013-14. The New York State Department of Budget (DOB) estimated that the Initial 2014-15 Financial Plan would leave the State with a General Fund cash balance of $1.7 billion at the end of fiscal year 2014-15.

  The Initial 2014-15 Financial Plan estimated that the State will face budget gaps of approximately $1.7 billion in fiscal year 2014-15, $2.9 billion in fiscal year 2015-16, $3 billion in fiscal year 2016-17, and $3.9 billion for fiscal year 2017-18. The plan contained gap-closing proposals including approximately $2 billion in spending controls, which consisted primarily of $358 million in state agency operations savings through attrition and controls on hiring and $1.6 billion in controlled spending on local assistance.

  The New York Legislature (Legislature) passed the appropriations and accompanying legislation needed to complete the budget on March 31, 2014. On April 11, 2014, the Governor completed his review of all budget bills and finalized the enactment of the budget for fiscal year 2014-15 (2014-15 Enacted Budget). The 2014-15 Enacted Budget largely followed the recommendations outlined in the Proposed Budget. The 2014-15 Enacted Budget estimated total General Fund receipts of approximately $63.0 billion and included total General Fund expenditures of approximately $63.1 billion. The DOB estimated that the 2014-15 Enacted Budget would eliminate the projected budget gap in fiscal year 2014-15 and leave the General Fund in balance on a cash basis at the end of the fiscal year. Assuming continued limitation of annual spending growth in future years to 2%, DOB estimated budget surpluses of $303 million in fiscal year 2015-16, $1.1 billion in fiscal year 2016-17, and $1.5 billion in fiscal year 2017-18.

  In November 2014, DOB provided a mid-year update that revised DOB's financial projections for fiscal years 2014-15 through 2017-18. DOB estimated that General Fund receipts were expected to total $67.8 billion in fiscal year 2014-15, an increase of $625 million from DOB's estimates in August 2014. The upward revision is due entirely to financial settlements between various entities and the State. DOB also estimated that General Fund disbursements, including transfers to other funds, were expected to total $63.2 billion in fiscal year 2014-15, unchanged from prior estimates. Due to these and other revisions, DOB estimated that the General Fund would end fiscal year 2014-15 with a cash balance of $6.8 billion, an increase of $625 million from prior estimates, and would leave future budget surpluses of approximately $243 million in fiscal year 2015-16, $1.1 billion in fiscal year 2016-17, and $1.4 billion in fiscal year 2017-18.

  2015-16 Financial Plan. On January 21, 2015, the Governor introduced the Proposed Executive Budget Financial Plan for fiscal year 2015-16 (Initial 2015-16 Financial Plan). The Initial 2015-16 Financial Plan includes approximately $70.6 billion in total General Fund disbursements, which represents an increase of approximately $7.1 billion (11.2%) from current estimates for fiscal year 2014-15. The Initial 2015-16 Financial Plan projects total General Fund receipts of approximately $66.1 billion, which is approximately $3.0 billion (4.3%) higher than current estimates for fiscal year 2014-15. DOB estimates that the Initial 2015-16 Financial Plan would leave the State with a General Fund cash balance of $3.2 billion at the end of fiscal year 2015-16, a decrease of $4.5 billion from the fiscal year 2014-15 estimate. This decrease reflects the transfer of $4.6 billion of the $5.4 billion in money expected from the monetary settlements in fiscal year 2014-15 to the proposed Dedicated Infrastructure Investment Fund.

  The Initial 2015-16 Financial Plan estimates, assuming implementation of the proposed gap-closing plan, that the State will experience a balanced budget for fiscal year 2015-16, and budget surpluses of approximately $166 million in fiscal year 2016-17, $810 million in fiscal year 2017-18, and $630 million in fiscal year 2018-19. The plan contains gap-closing proposals including over $1.4 billion in spending controls, which consist primarily of $92 million in state agency operations savings through attrition and controls on hiring, $121 million in capital projects and debt management through the use of competitive bond sales, refunding, and consolidation of debt issuances, and $1.4 billion in controlled spending on local assistance.

   State Debt and Other Financings. New York is one of the largest issuers of municipal debt in the United States. As of March 31, 2014, New York ranked second among the states, behind California, in the amount of debt outstanding and fifth in the United States in debt per capita.

  DOB measures the State's debt levels using two categories: (i) state-supported debt and (ii) state-related debt. State-supported debt represents obligations of the State that are paid from traditional State resources, such as tax revenue, and have a budgetary impact. It includes general obligation debt, to which the full faith and credit of the State has been pledged, and lease purchase and contractual obligations of public authorities and municipalities, where the State's legal obligation to make payments to those public authorities and municipalities is subject to and paid from annual appropriations made by the Legislature. State-related debt is a broader measure of debt than state-supported debt. State-related debt includes state-supported debt, as well as state-guaranteed debt, moral obligation financing, and contingent-contractual obligations. As of June 11, 2014, the State had never defaulted on any of its general obligation indebtedness or its obligations under lease purchase or contractual obligation financing arrangements and had never been called upon to make any direct payments pursuant to its guarantees. The marketability, valuation, or liquidity of State municipal securities may be negatively affected in the event of a default on state-related debt, which in turn may negatively affect entities issuing New York securities.

  State law restricts the issuance of state-supported debt to capital purposes only and limits such debt to a maximum term of 30 years. State law also restricts the amount of new state-supported debt to 4% of State personal income and new state-supported debt service costs to 5% of all State funds receipts. Once these limits are reached, the State may not issue any new state-supported debt until such time as the State's outstanding debt falls within the applicable limits. As of March 31, 2014, the State had approximately $52.5 billion in state-supported debt outstanding, which represents a decrease of approximately $74 million from the previous fiscal year. DOB expects that debt outstanding and debt service will continue to remain below the limits imposed by State law.

   Public Authorities. Public authorities are created pursuant to State law, are not subject to the constitutional restrictions on the incurrence of debt that apply to the State and may issue bonds and notes within the amounts and restrictions set forth in legislative authorizations. The State's access to the public credit markets through bond issuances constituting state-supported debt could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities default on their respective obligations.

  The State has numerous public authorities with various responsibilities, including those which finance, construct, and/or operate revenue-producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. As a result, public authorities may be impacted by the economic and fiscal conditions in the State.

  In addition, the State has enacted certain statutory arrangements that authorize State local assistance payments otherwise payable to localities to be made instead to the issuing public authorities in order to secure the payment of debt service on their revenue bonds and notes. Although the State has no constitutional or statutory obligation to provide assistance to localities beyond amounts that have been appropriated in any given year, affected localities may seek additional State assistance if the State diverts payments to local authorities. Moreover, some public authorities may also receive funds from State appropriations to pay for the operating costs of certain programs.

  As of December 31, 2013, public authorities in New York had a combined total outstanding debt of more than $175.2 billion, only a portion of which constitutes state-supported or state-related debt.

   Localities. The fiscal condition of New York City and other local governments may affect the financial position of the State. Currently, localities within New York face a variety of fiscal conditions.

   New York City. The fiscal demands on the State may be affected by the fiscal condition of New York City (the "City"). Economic conditions or other factors affecting employment, personal income, or growth in the City may have an adverse impact on revenues collected by the State. Furthermore, the City relies, in part, on State aid to balance its budget and meet its cash requirements. If the City is unable to generate sufficient revenues to fund its operations, the City may seek to obtain additional resources from the State, which may cause the State to adjust its current or future funding priorities. Moreover, State finances may be affected if the City, or certain entities issuing debt for the benefit of the City, are unable to market their securities successfully.

  Conversely, the City's fiscal condition, and thus its ability to successfully market its securities, could be negatively affected if there is a delay or reduction in either State aid or federal grants to the City. The City, like the State, may be party to litigation that may be resolved in a manner that negatively affects the City's finances. As of June 30, 2014, the City's total outstanding debt was approximately $84.4 billion, of which approximately $41.7 billion was related to the City's general obligation bonds.

   Other Localities. Certain localities outside of the City have experienced financial difficulties and have requested and received additional State assistance over the last several years. While a relatively infrequent practice, deficit financing by local governments has become more common in recent years. Between 2004 and June 2014, the State Legislature authorized 25 bond issuances to finance local government operating deficits. Most recently, the State Legislature passed special acts for Rockland County, the Cities of Long Beach, Yonkers and Lockport. In addition, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality. The Buffalo Fiscal Stability Authority exercised control with respect to the City of Buffalo since the city's 2004 fiscal year, but transitioned to advisory status during the city's 2012-13 fiscal year. In January 2011, the Nassau County Interim Finance Authority declared it would assume control powers with respect to the finances of the County of Nassau. Erie County, New York City and the City of Troy each operate under fiscal stability boards that perform certain review and advisory functions. The City of Yonkers no longer operates under an oversight board but must adhere to a separate fiscal agent act. The City of Newburgh operates under fiscal monitoring by the State Comptroller. A total of 50 local governments have been placed in a stress category based on financial data for their fiscal years ending in 2013. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2014-15 fiscal year or thereafter.

  Like the State, local governments must respond to changing economic, political, and financial conditions over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the State or federal government may reduce (or, in some cases, eliminate) funding of local programs, which may require local governments to pay these expenditures using their own resources. Similarly, cash flow problems for the State may result in delays in State aid payments to localities, which may necessitate short-term borrowing by affected localities. Other factors that have had, or could have, an impact on the fiscal condition of localities include limitations on the ability of localities to impose property, sales, and other taxes, significant upfront costs of rebuilding in the wake of a natural disaster, and large judgments or settlements resulting from litigation. Other large-scale potential problems, such as declining urban populations, declines in the real property tax base, increasing pension, health care and other fixed costs, or the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate requests for State assistance. Ultimately, localities as well as local public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State.

   Municipal Downgrades and Bankruptcies. Municipal bonds may be more susceptible to being downgraded, and issuers of municipal bonds may be more susceptible to default and bankruptcy, during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of a reduction in consumer spending, and lower income tax revenue as a result of a high unemployment rate. In addition, as certain municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national ratings organization. Such a downward revision or risk of being downgraded may have an adverse impact on the market prices of these obligations and thus the value of a fund's investments such obligations.

  Recent downgrades of certain municipal securities insurers have negatively impacted the price of certain insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that they will be unable to meet all future claims. Certain municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates, which may reduce revenues available for municipal issuers to pay existing obligations. Should the State or its municipalities fail to sell bonds when and at the rates projected, the State could experience significantly increased costs in the General Fund and a weakened overall cash position in the current fiscal year.

  Further, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the U.S. Bankruptcy Code may provide a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. "Municipality" is defined broadly by the Bankruptcy Code as a "political subdivision or public agency or instrumentality of a state" and may include various issuers of securities in which the fund invests. The reorganization of a municipality's debts may be accomplished by extending debt maturities, reducing the amount of principal or interest, refinancing the debt or other measures that may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of a fund's investments.

   Litigation. The State and its officers and employees are parties to numerous legal proceedings, many of which normally occur in government operations. In addition, the State is involved in certain other legal proceedings (described in the State's recent annual information statement) that, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, this document does not attempt to predict the outcome of such litigation, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

   Bond Ratings. As of February 26, 2015, the State's general obligation bonds were rated Aa1 by Moody's Investors Service, Inc. and AA+ by both Standard & Poor's Rating Services and Fitch, Inc.

  Each such rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the bonds.

  Puerto Rico. The following section provides only a summary of (and does not purport to explain, predict, or fully describe) the complex factors, including both economic and political conditions, affecting the financial situation in the Commonwealth of Puerto Rico (as used in this section, the Commonwealth or Puerto Rico) and is based on information in publicly available documents. This information has not been independently verified and it should be noted that municipal issuers may not be subject to the same disclosure requirements as other bond issuers, and any information provided by municipal issuers may be less reliable than information provided by other bond issuers. The information provided below is subject to change rapidly, substantially, and without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the Commonwealth or its issuers since the date of its preparation. Any such change(s) may adversely affect the Commonwealth's and applicable issuer's cash flows, expenditures, or revenues, or otherwise negatively impact the current or projected Commonwealth financial situation, which in turn could hamper fund performance.

  Further, the marketability, valuation or liquidity of municipal securities issued by the Commonwealth, its localities, and their political subdivisions, instrumentalities, or authorities (collectively, Puerto Rico Municipal Securities) may be negatively affected in the event that an issuer of Puerto Rico Municipal Securities defaults on its debt obligations or other market events arise, which in turn may negatively affect fund performance, sometimes substantially. A credit-rating downgrade relating to default by, or insolvency of, one or several issuers of Puerto Rico Municipal Securities could affect the market values, marketability and liquidity of many or all Puerto Rico Municipal Securities.

  In addition, economic and other conditions within the Commonwealth may affect the credit risk of the Commonwealth's localities, and their political subdivisions, instrumentalities or authorities to the extent that such issuers are reliant upon appropriations from the Commonwealth. Puerto Rico continues to face severe fiscal and economic stress, including a high level of unemployment, substantial debt service obligations, and significant underfunding of its public retirement systems, which could negatively affect the value of investments in Puerto Rico Municipal Securities. The difficulties encountered by insurers of Puerto Rico Municipal Securities in the wake of the recent financial crisis and other credit and overall market events may also continue to impact Puerto Rico Municipal Securities negatively.

  There can be no assurances that the Commonwealth will not continue to face significant fiscal and economic stress or that the economic environment will not worsen, further adversely impacting the Commonwealth's financial condition and the ability of issuers of Puerto Rico Municipal Securities to satisfy the obligations on their outstanding debt.

  Relationship between Puerto Rico and the United States. Puerto Rico's constitutional status is that of a territory of the United States, and pursuant to the territorial clause of the U.S. Constitution, the ultimate source of power over Puerto Rico is the U.S. Congress. The Commonwealth exercises virtually the same control over its internal affairs as do the 50 U.S. states. It differs from the states, however, in its relationship with the U.S. federal government. The people of Puerto Rico are citizens of the U.S. but do not vote in U.S. national elections. They are represented in Congress by a Resident Commissioner that has a voice in the House of Representatives but no vote (except in House committees and sub-committees to which he belongs). Most U.S. federal taxes, except those such as Social Security taxes, are not levied in Puerto Rico. No U.S. federal income tax is collected from Puerto Rico residents on income earned in Puerto Rico, except for certain federal employees who are subject to taxes on their salaries. Income earned by Puerto Rico residents from sources outside of Puerto Rico, however, is subject to federal income tax.

  The Economy of Puerto Rico. The economy of Puerto Rico is closely linked to the U.S. economy, as most of the external factors that affect the Puerto Rico economy (other than oil prices) are determined by the policies and performance of the U.S. economy. These external factors include exports, direct investment, the amount of federal transfer payments, the level of interest rates, the rate of inflation, and tourist expenditures. The economy of Puerto Rico also depends, in part, on transfers from the federal government. In fiscal year 2013, aggregate personal income totaled $63.4 billion, including approximately $15.6 billion in transfer payments from the federal government. The majority of these federal transfer payments were made to individuals in Puerto Rico under various social programs including Medicaid, Social Security, Veteran's Benefits and U.S. Civil Service Retirement Benefits.

  Puerto Rico's economy experienced a considerable transformation during the second half of the twentieth century, from an agricultural-based economy to an industrial one. Factors contributing to this transformation included government-sponsored economic development programs, increases in the level of federal transfer payments, and the relatively low cost of borrowing. In some years, these factors were aided by a significant rise in construction investment driven by infrastructure projects, private investment, primarily in housing, and relatively low oil prices. Nevertheless, the significant oil price increases experienced from January 2002 to June 2008, the contraction of the manufacturing sector, and the budgetary pressures on government finances triggered a general contraction in the economy.

  The Commonwealth's economy entered into a recession in the fourth quarter of fiscal year 2006. For fiscal years 2009, 2010, and 2011, the real GNP contracted by 3.8%, 3.6% and 1.6%, respectively. For fiscal years 2012 and 2013, real GNP grew by 0.9% and 0.3%, respectively. As of April 2014, the Puerto Rico Planning Board (Planning Board) projected increases of 0.1% and 0.2% in the Commonwealth's real GNP for fiscal years 2014 and 2015, respectively.

  According to the Puerto Rico Department of Labor, the recession had a significant impact on employment rates in the Commonwealth. From fiscal year 2000 to fiscal year 2014, total employment decreased at an average annual rate of 0.9%, from 1,150,291 to 1,006,646. A reduction in total employment began in the fourth quarter of fiscal year 2007 and has continued consistently through fiscal year 2014. According to the Puerto Rico Department of Labor and Human Resources Household Employment Survey (Household Survey), during fiscal year 2014, total employment fell at an average rate of 2.2% when compared to the prior fiscal year. The average unemployment rate for fiscal year 2014 was 14.3%, compared to 14.0% for fiscal year 2013.

  The dominant sectors of the Puerto Rico economy in terms of production and income are manufacturing and services. The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher-wage, high-technology industries, such as pharmaceuticals, biotechnology, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment. At present, almost 90% of manufacturing is generated by chemical and electronic products.

   Total employment in the manufacturing sector decreased by more than 41,000 from fiscal year 2005 to fiscal year 2014. Before fiscal years 2010 and 2014, manufacturing employment decreased by 14.4%. For the first three months of fiscal year 2015, average employment in the sector decreased by 600 jobs, or 0.8%, compared to the same period of the previous year. Given that this sector pays, on average, the highest wages in Puerto Rico, its general downturn represents a major difficulty for restoring growth for the whole economy. There are several reasons that explain this sector's job shrinkage: the end of the phase-out of certain federal tax benefits, the net loss of patents on certain pharmaceutical products, the escalation of manufacturing production costs (particularly electricity), the increased use of job outsourcing, and the increase of global competition. As patents on pharmaceutical products manufactured in Puerto Rico expire and the production of such patented products is not replaced by new products, there may be additional job losses in this sector and a loss of tax revenues for the Commonwealth.

  Puerto Rico has experienced mixed results in the service sector. This sector has expanded in terms of income over the past decade, following the general trend of other industrialized economies, but with differences in the magnitudes of those changes. During the period between fiscal years 2007 and 2013, the gross domestic product (GDP) in this sector, in nominal terms, increased at an average annual rate of 1.6%, while payroll employment in this sector increased at an average annual rate of 0.1% during that period. In the Puerto Rico labor market, self-employment, which is not accounted for in the non-farm payroll employment survey, represents approximately 15.4% of total employment. According to the Household Survey, most of the self-employment is concentrated in the service and construction sectors. The development of the service sector has been positively affected by demand generated by other sectors of the economy, such as manufacturing and construction. The service sector ranks second to manufacturing in its contribution to GDP, generating 43.3% if GDP in fiscal year 2013. The service sector is also the sector with the greatest amount of employment. Service-sector employment increased from 565,450 in fiscal year 2007 to 578,000 in fiscal year 2014 (representing 62.5% of total, non-farm, payroll employment). The average service-sector employment for fiscal year 2013 represents an increase of 1.4% compared to the prior fiscal year.

  General Risks. Many complex political, social, and economic factors influence the Commonwealth's economy and finances. Such factors may affect the Commonwealth's budget unpredictably from year to year. These factors include, but are not limited to: (i) developments with respect to the U.S. economy as a whole; (ii) developments with respect to the manufacturing and service sectors of the Commonwealth's economy; (iii) developments in the world economy, and in particular commodity prices such as oil; (iv) U.S. fiscal and economic policies, including fiscal stimulus efforts in general and the amount of federal aid to the Commonwealth; and (v) the impact of the Commonwealth's fiscal and economic policies.

  These factors are continually changing, and no assurances can be given with respect to how these factors or other factors will materialize in the future or what impact they will have on the Commonwealth's fiscal and economic condition. Such factors could have an adverse impact on the Commonwealth's budget and could result in declines, possibly severe, in the value of Puerto Rico Municipal Securities. These factors may also increase future borrowing costs for issuers of Puerto Rico Municipal Securities and impair their ability to pay debt service on their outstanding obligations.


  Fiscal Year 2012. The Planning Board's reports on the performance of the Puerto Rico economy for fiscal year 2012 indicate that real GNP increased 0.9% over fiscal year 2011. Nominal GNP was $68.7 billion in fiscal year 2012, compared to $65.7 billion in fiscal year 2011. Aggregate personal income increased from $61.2 billion in fiscal year 2011 to $62.4 billion in fiscal year 2012, and personal income per capita increased from $16,501 in fiscal year 2011 to $16,956 in fiscal year 2012.

  According to the Household Survey, total employment for fiscal year 2012 averaged 1,035,465, a decrease of 1.1% compared to the previous fiscal year. The unemployment rate for fiscal year 2012 was 15.2%, down from 16.2% in fiscal year 2011.

  Fiscal Year 2013. The Planning Board's preliminary reports on the performance of the Puerto Rico economy for fiscal year 2013 indicate that real GNP increased 0.3% over fiscal year 2012. Nominal GNP was $70.7 billion in fiscal year 2013, compared to $68.7 billion in fiscal year 2012. Aggregate personal income increased from $62.4 billion in fiscal year 2012 to $63.4 billion in fiscal year 2013, and personal income per capita increased from $16,956 in fiscal year 2012 to $17,413 in fiscal year 2013.

  According to the Household Survey, total employment for fiscal year 2013 averaged 1,029,530, a decrease of 0.6% compared to the previous fiscal year. The unemployment rate for fiscal year 2013 averaged 14.0%, down from 15.2% in fiscal year 2012.

  Forecast for Fiscal Years 2014 and 2015. In April 2014, the Planning Board released its revised GNP forecast for fiscal year 2014 and fiscal year 2015. The GNP forecast for fiscal year 2014 was revised upward from a projected decrease of 0.1% to a projected increase of 0.1%. The Planning Board's revised forecast for fiscal year 2014 took into account the effect general and global economic conditions are expected to have on Puerto Rico, such as real growth in U.S. domestic product, volatility of oil prices, projected interest rates, and the behavior of local exports, including expenditures by visitors. Although the Planning Board's April revision projects an increase in GNP in fiscal year 2014, monthly economic indicators for fiscal year 2014 suggest that the final GNP figures for fiscal year 2014 may end up lower than what the Planning Board projected. The Planning Board's forecast for fiscal year 2015 projects an increase in gross national product of 0.2% in constant dollars. This forecast took into account the estimated effect of the projected growth of U.S. GDP, tourism activity, personal consumption expenditures, and federal transfers to individuals.

  According to the Household Survey, the number of individuals employed in Puerto Rico during fiscal year 2014 averaged 1,006,646, a decrease of 2.2% compared to the prior fiscal year. The unemployment rate averaged 14.3%.

  Recent Reforms. In February 2013, the Commonwealth amended Act 154-2012 (Act 154), which imposes an excise tax on the acquisition of certain manufacturing products produced and services rendered in Puerto Rico. The amendment extended the effective period of the excise tax until December 31, 2017 and reset the excise tax rate to a fixed 4% commencing on July 1, 2013. Preliminary collections for the special temporary excise tax under Act 154 for fiscal year 2014 were $1.9 billion, which is $19 million, or 3.0%, less than the revised projected revenues for this period.

  On June 17, the Commonwealth enacted Act 66-2014 (Fiscal Sustainability Act), which is a fiscal emergency law enacted to address the fiscal pressures on the Commonwealth imposed by excessive leverage, persistent budgetary deficits, sluggish economic growth, and fiscally challenged public corporations. The principal corrective measures adopted by the Fiscal Sustainability Act include: (i) the freezing of benefits under collective bargaining agreements and the reduction of certain non-salary compensation; (ii) the contribution of the savings generated by certain public corporations to support certain General Fund expenses; (iii) the freezing of formula appropriation increases to the University of Puerto Rico and the municipalities; (iv) the freezing and reduction of appropriations to various government branches; (v) the reduction in school transportation costs; (vi) the reduction of rates for professional and purchased services; (vii) the freezing of water rates for governmental entities; and (viii) the implementation of payment plan system for legal judgements. The Fiscal Sustainability Act also imposes substantial controls on the operations of Puerto Rico's Executive Branch, including hiring and contracting requirements and procedures, savings targets for rent and utilities, fines to public employees for unauthorized transactions, and strengthening Puerto Rico's Office of Management and Budget. Since the Fiscal Sustainability Act modifies contractual and other acquired rights, there is a possibility that it could be subject to legal challenge, which could render ineffective some or all of the contemplated expense reduction measures.

  On June 28, 2014, the Commonwealth enacted Act 71-2014 (Debt Enforcement Act). The purpose of the Debt Enforcement Act is to create a legal framework that allows certain public corporations in Puerto Rico to restructure or otherwise adjust their outstanding debts. The Debt Enforcement Act only applies to certain public corporations in Puerto Rico and does not apply to the Commonwealth or its instrumentalities, the Government Development Bank for Puerto Rico (GDB), the Municipal Finance Agency, the Municipal Finance Corporation, and the Puerto Rico Sales Tax Financing Corporation (COFINA), among others. The constitutionality of the Debt Enforcement Act is currently being challenged in U.S. federal court. It is not presently possible to predict the outcome of such litigation, but if the constitutionality of the Debt Enforcement Act is upheld, a public corporation may seek to use the law to restructure certain of its debt obligations. Any efforts by a public corporation to restructure its outstanding obligations under the Debt Enforcement Act could have a negative impact on the value, marketability, and liquidity of any or all Puerto Rico Municipal Securities.

  There can be no guarantee that these reforms will meet their objectives or prevent the Commonwealth from defaulting on its obligations. In addition, it is possible that these measures may create additional pressure on the Commonwealth's economy, which could harm the value of any or all Puerto Rico Municipal Securities.

  Structural Budget Imbalance. Since 2000, the Commonwealth has faced a number of fiscal challenges, including an imbalance between its General Fund total revenues and expenditures. The imbalance reached its highest level in fiscal year 2009, when the deficit was approximately $3.2 billion. In fiscal year 2013, the budget deficit was approximately $1.3 billion. Preliminary results for fiscal year 2014 show that the Commonwealth was able to reduce its deficit to approximately $664 million. The Commonwealth enacted a budget for fiscal year 2015 that would not require additional debt financing if projected revenues and expenditures are met. Should revenues or expenditures fail to meet expectations, the Commonwealth may need to resort to additional deficit financing in the future.


  Results for Fiscal Year 2012. General Fund budgetary revenues for fiscal year 2012 were approximately $8.7 billion. This represents an increase of $510 million, or 6.2%, from fiscal year 2011. The increase in General Fund revenues was due mainly to an increase of approximately $1.2 billion in excise tax revenues. This increase was partially offset by a $217 million decrease in income taxes collected and a $176 million decrease due to the expiration of the Commonwealth's special property tax.

  General Fund total budgetary expenditures for fiscal year 2012 were nearly $11.0 billion, consisting of $9.9 billion of operating expenditures, $331 million in rent payments to the Public Buildings Authority (PBA), and $745 million of transfers out for debt service payments on general obligation bonds. These expenses were $923 million, or 9.2% higher than in fiscal year 2011. For fiscal year 2012, the difference between total revenues and expenditures was covered by proceeds from COFINA bonds, debt restructuring, and other financing sources.

   Results for Fiscal Year 2013. General Fund budgetary revenues for fiscal year 2013 were approximately $8.6 billion. This represents a decrease of $106 million, or 1.2%, from fiscal year 2012. The major changes from fiscal year 2012 were: (1) a decrease in income taxes from corporations of $174 million, or 12%, (ii) an increase of $92 million in taxes withheld from nonresidents, and (iii) a decrease of $243 million from the excise tax imposed on entities that have products manufactured in Puerto Rico by their affiliates.

  General Fund total expenditures for fiscal year 2013 amounted to $9.9 billion, consisting of $8.9 billion of operational expenditures, $205 million in rent payments to PBA and $729 million of transfers out for debt service payments on general obligation bonds. These expenditures were $1.1 billion, or 10.1%, lower than the total expenditures for fiscal year 2012.

  Preliminary Results for Fiscal Year 2014. Preliminary General Fund budgetary revenues for fiscal year 2014 are expected to be approximately $9.0 billion, which is an increase of $475 million, or 5.5%, over fiscal year 2013. Corporate income tax collections for fiscal year 2014 were $1.9 billion, an increase of $628 million, or 48.8%, from the fiscal year 2013. Individual income tax collections for fiscal year 2014 were nearly $2.0 billion, a decrease of $75 million, or 3.7%, from the prior fiscal year. Collections from withholdings from non-residents were $900 million, a decrease of $83 million, or 8.4%, from prior fiscal year. Sales and use tax collection received by the General Fund for fiscal year 2014 were $595 million, an increase of $55 million, or 10.2%, from the prior fiscal year. Collections for the special temporary excise tax under Act 154 for fiscal year 2014 were $1.9 billion, an increase of $270 million, or 16.5%, from the prior fiscal year.

  The original fiscal year 2014 budget totaled $9.8 billion in authorized appropriations, excluding $575 million in general obligation debt service to be refunded with the proceeds of the bonds issued in 2014. The budget contemplated $245 million in new deficit financing from GDB which, when added to the $575 million debt refunding, resulted in a total projected budget deficit of $820 million. The budget was subsequently amended to total $9.2 billion. Recent official estimates project actual budgetary expenditures for fiscal year 2014 to be $119 million lower than the amended amount of $9.2 billion, for an estimated expenditure of $9.1 billion. This estimate does not consider the estimated deficits of public corporations that receive material operating or program subsidies from the General Fund. The largest of these entities, had a $59 million deficit for fiscal year 2014.

  The difference between preliminary General Fund budgetary revenues and preliminary General Fund budgetary expenditures is $89 million (excluding the $575 million of general obligation debt service refunding). This budget deficit was funded by a loan from GDB. If the $575 million general obligation debt service refunding is included, the total amount of the fiscal year 2014 budget deficit was $664 million. This number is subject to audit and other year-end adjustments, and the actual deficit may be materially different from this amount.

   Fiscal Stabilization Plan. In 2013, the Commonwealth faced a number of significant fiscal challenges. The projected General Fund budget deficit of the Commonwealth for fiscal year 2013 was approximately $2.2 billion, several of the Commonwealth's most important public corporations were under severe financial strain, and the assets of the Commonwealth's retirement systems were expected to be completely depleted in the near future. In response, the Commonwealth began implementing a fiscal stabilization and economic growth plan. The four objectives of this plan are to: (1) enhance the Commonwealth's liquidity; (2) achieve a balanced budget without deficit financing or debt restructuring; (3) make the Commonwealth's public corporations self-sufficient; and (4) reform the Commonwealth's tax code and grow its economy.

  Budget for Fiscal Year 2015.The budget for fiscal year 2015 was signed bythe Governor on July 1, 2014. The budget provides for total General Fund expenditures of approximately $9.6 billion, which represents an increase of $320 million over the final budget for fiscal year 2014. The fiscal year 2015 budget includes incremental debt service on Commonwealth general obligations of $581 million. The fiscal year 2015 General Fund budget does not include any deficit financing as a source of funds, and does not include any refinancing of the Commonwealth's general obligation debt.

   The fiscal year 2015 budget addresses approximately $1.3 billion in cost escalators when compared to the initial fiscal year 2014 budget. These cost escalators include higher debt service costs, high compensation expenditures under existing collective bargaining agreements, incremental pension plan contributions, and increased formula-based budget allocations. These cost escalators are projected to be offset by approximately $1.5 billion in corrective measures, which include, among other things, reduced appropriations due to a lower expense basis (particularly headcount) and further cuts in existing appropriated expenditures.

  The fiscal year 2015 budget provides for General Fund budgetary revenues of approximately $9.6 billion. This represents a revenue increase of $528 million over actual General Fund revenues for fiscal year 2014 and an increase $40 million when compared with the fiscal year 2014 budget revenue projections. The revenue estimate in the fiscal year 2015 budget takes into consideration the expected impart of various revenue raising measures which are intended to increase the revenues of the General Fund, which include, among others, the elimination of the earned income tax credit and certain changes to the Commonwealth's sales and use tax collection system.

  Although the fiscal year 2015 budget does not rely on any deficit financing as a source for funds, no assurances can be given that the Commonwealth will be able to achieve a balanced General Fund budget in the current or future fiscal years, particularly in light of the Commonwealth's higher debt service obligations beginning in fiscal year 2016, its higher pension contributions required to fund pensions benefits and other cost escalators.


  Public Sector Debt. The Constitution of Puerto Rico limits the amount of general obligation debt that the Commonwealth can issue. Section 2 of Article VI of the Constitution of the Commonwealth provides that direct obligations of the Commonwealth evidenced by full faith and credit bonds or notes shall not be issued if the amount of the principal of and interest on such bonds and notes and on all such bonds and notes theretofore issued that is payable in any fiscal year, together with any amount paid by the Commonwealth in the fiscal year preceding the fiscal year of such proposed issuance on account of bonds or notes guaranteed by the Commonwealth, exceed 15% of the average annual revenues raised under the provisions of Commonwealth legislation and deposited into the treasury in the two fiscal years preceding the fiscal year of such proposed issuance. Section 2 of Article VI does not limit the amount of debt that the Commonwealth may guarantee so long as the 15% limitation is not exceeded through payments by the Commonwealth on such guaranteed debt. Annual debt service payments on bonds guaranteed by the Commonwealth are not included in the calculation of the 15% debt limitation. In the event any of the public corporations issuers of guaranteed bonds are unable to make any portion of the future debt service payments on its guaranteed bonds, the Commonwealth would be required to make such payments under its guarantee from the General Fund, and such debt service would be included in the calculation of the 15% constitutional debt limitation. The Commonwealth's policy has been and continues to be to manage such debt within the constitutional limitation. Debt of municipalities, other than bond anticipation notes, is supported by real and personal property taxes and municipal license taxes. Debt of public corporations, other than bond anticipation notes, is generally supported by the revenues of such corporations from rates charged for services or products.

  Commonwealth Debt. As of July 31, 2014, the Commonwealth had approximately $71.44 billion in public-sector debt outstanding, of which approximately $23.01 billion was related to the Commonwealth's General Fund. Public-sector debt is primarily payable from Commonwealth or municipal taxes, Commonwealth appropriations and rates charged by public corporations for services or products, as well as debt payable from other sources. As a result of the Commonwealth's outstanding general obligation bonds, appropriation bonds and certain other guaranteed debt, the Commonwealth is expected to incur debt service requirements of $1.37 billion in fiscal year 2015, $1.95 billion in fiscal year 2016, and $1.69 billion in fiscal year 2017. These figures may not represent the actual amount appropriated by the Commonwealth for debt service in a given year.

  Retirement Systems. Substantially all of the public employees of the Commonwealth and its instrumentalities are covered by five retirement systems: the Employees Retirement System of the Government of the Commonwealth (the Employees Retirement System), the Puerto Rico System of Annuities and Pensions for Teachers (the Teachers Retirement System), the Commonwealth Judiciary Retirement System (the Judiciary Retirement System), the Retirement System of the University of Puerto Rico (the University Retirement System) and the Employees Retirement System of Puerto Rico Electric Power Authority (the Electric Power Authority Retirement System). The Employees Retirement System and the Teachers Retirement System are the largest plans, both in number of active members and retirees and in the amount of their actuarial accrued liabilities.

  The University Retirement System and the Electric Power Authority Retirement System cover employees of the University of Puerto Rico and Electric Power Authority, respectively, and are funded by those public corporations from their revenues. Although the Commonwealth is not required to contribute directly to those two systems, a large portion of the University's revenues is derived from legally mandated legislative appropriations.

  As of June 30, 2013, the total number of participants in the three government retirement systems funded principally with government appropriations was as follows: Employees Retirement System, 263,735; Teachers Retirement System, 80,618; and Judiciary Retirement System, 853. The three systems are funded principally by contributions made by employers (the Commonwealth, public corporations, and municipalities) and employees, as well as investment income. The Commonwealth central government is responsible for approximately 59% of total employer contributions to the Employees Retirement System, and the other 41% is the responsibility of public corporations and municipalities. The Commonwealth central government is also responsible for 100% of total employer contributions to the Judiciary and Teachers Retirement Systems.

  One of the challenges every administration has faced during the past 20 years is how to address the growing unfunded pension benefit obligations and funding shortfalls of the three retirement systems (the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System) that are funded principally with budget appropriations from the Commonwealth's General Fund. As of June 30, 2013, the date of the latest actuarial valuations of the retirement systems, the unfunded actuarial accrued liability (including basic and system administered benefits) for the Employees Retirement System, the Teachers Retirement System and the Judiciary Retirement System was $22.9 billion, $10.3 billion and $358 million, respectively, and the funded ratios were 3.1%, 15.6% and 14.2%, respectively.

  In April 2013, the Commonwealth enacted comprehensive reforms of the Employees Retirement System, the largest of the three public retirement funds funded primarily with budget appropriations from the General Fund. The reforms adopted in this legislation include (i) freezing and grandfathering of benefits that accrued prior to July 1, 2013; (ii) amending of the formulas used to calculate retirement benefits; (iii) adoption of a system of paying benefits in the form of a lifetime annuity, rather than a lump sum; (iv) elimination of "merit pensions," which provide more extensive benefits to employees with a certain number of years of service; (v) increasing the retirement age for certain classes of participants; (vi) increasing employee contributions; (vii) elimination or reduction of various benefits granted by special laws; (viii) increasing the minimum monthly pension for existing retirees; and (ix) elimination or modification of other benefits, including disability and survivor benefits. The constitutionality of these reforms was upheld by the Puerto Rico Supreme Court after it was challenged in several lawsuits brought by participants of the Employees Retirement System.

  The Commonwealth also enacted legislation that provides for incremental annual contributions from employers (including municipalities and certain public corporations), beginning in fiscal year 2014 and up to fiscal year 2033. These contributions, the levels of which will be determined on an annual basis, will supplement the statutory rates of employer contributions adopted in 2011.

  Enactment of these reforms has improved the outlook of the Employees Retirement System. Prior to enactment, it was projected that the Employees Retirement System's assets would have been depleted by fiscal year 2019. Based on current census data, expectations of market conditions, and other actuarial information, the Commonwealth believes that these reforms should improve the outlook of the Employees Retirement System's current and future obligations. As a result of the 2013 reforms, the Employees Retirement System is expected to experience decreasing funding shortfalls over the coming years. The net funding shortfall for the Employees Retirement System is expected to be $617 million in fiscal year 2014, which is down from $775 million in fiscal year 2013. In fiscal year 2015, the funding shortfall is expected to be $568 million.

  The Teachers Retirement System and the Judiciary Retirement System have also experienced funding shortfalls in recent years. For fiscal year 2014, the net funding shortfall for the Teachers Retirement System and the Judiciary Retirement System is expected to be $374 million and $12 million, respectively. For fiscal year 2015, the net funding shortfall for the Teachers Retirement System and the Judiciary Retirement System is expected to be $367 million and $11 million, respectively.


  Based on current funding, disbursement projections, and other assumptions, both the Teachers Retirement System and the Judiciary Retirement System are being gradually defunded, and their assets will be depleted by fiscal year 2020 and fiscal year 2019, respectively. The 2013 reforms do not address the underfunding of the Teachers Retirement System or the Judiciary Retirement System. However, the Commonwealth is evaluating options for addressing the funding shortfall of the Teachers Retirement System.

  Although the Commonwealth has undertaken efforts to reduce funding deficiencies and the depletion of assets in the three retirement systems, there can be no guarantee that these efforts will meet expectations or that the fiscal condition of the Commonwealth's retirement systems will not deteriorate in the future. Since the Commonwealth and other participating employers (such as municipalities and participating public corporations) are ultimately responsible for any funding deficiency in the three retirement systems, the depletion of the assets available to cover retirement benefits will require the Commonwealth and other participating employers to cover annual funding deficiencies. Should the Commonwealth be required to commit additional resources to cover funding deficiencies in the three retirement systems, the Commonwealth may have to alter its funding priorities or incur additional debt, which could have a negative impact on the Commonwealth's financial condition.

  The Commonwealth also provides non-pension post-employment benefits that consist of a medical insurance plan contribution. These benefits are funded on a pay-as-you-go basis from the General Fund and are valued using actuarial principles similar to the way pension benefits are calculated. Based on the latest actuarial valuations, as of June 30, 2013, the aggregate unfunded actuarial accrued liability of these benefits for the three retirement systems was approximately $2.3 billion.

  Failure to further address the retirement systems' funding deficiencies, the continued use of investment assets to pay benefits as a result of funding shortfalls, and the resulting depletion of assets could adversely affect the ability of the retirement systems to meet the rates of return assumed in the actuarial valuations, which could in turn result in an earlier depletion of the retirement systems' assets and a significant increase in the unfunded actuarial accrued liability.

  Litigation. The Commonwealth and its officers and employees are parties to numerous legal proceedings, many of which normally occur in government operations. In addition, the Commonwealth is involved in certain other legal proceedings (described in the Commonwealth's recent Official Statements) that, if decided against the Commonwealth, might require the Commonwealth to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation, estimate the potential impact on the ability of the Commonwealth to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on a fund's investments.

  As of June 30, 2014, the Commonwealth included in its financial statements reported liabilities of approximately $1.7 billion for awarded and anticipated unfavorable judgements. The amounts claimed against the Commonwealth as of June 30, 2014 exceed $7.9 billion. However, the Commonwealth believes that most of the claims are excessive, frivolous, or both, and that its ultimate liability should not significantly exceed the amounts put forth in the Commonwealth's financial statements.

  The Commonwealth is a defendant in two lawsuits (one in a local court and one in federal court) brought by certain Federally Qualified Health Centers (FQHC) seeking to recover nearly $800 million in Medicaid wraparound payments that the Commonwealth failed to make. After several appeals, five judgments have been entered totaling approximately $110.38 million in favor of 17 FQHCs and $1.33 million owed to the Commonwealth by one of the FQHCs. One judgment is still pending appeal. With respect to the federal case, litigation is ongoing. As of June 30, 2014, the Commonwealth estimated its exposure from this legal contingency could be $500 million if a final judgment is entered against the Commonwealth.

  The Commonwealth is a defendant in a class-action lawsuit initiated in 1980 by parents of special-education students, alleging that the Commonwealth failed to provide legally required special education services. Since 2002, the Commonwealth has been subject to daily fines arising from its noncompliance. Individual claims for damages are still pending. As of June 30, 2014, the Commonwealth estimated its exposure from this legal contingency could be $650 million if a final judgment is entered against the Commonwealth.

  The Commonwealth is a defendant in two lawsuits brought by a large group of employees from an administrative agency claiming that wages in an aggregate amount of $215 million are owed to them. All parties have filed petitions for summary judgment which are pending. As of June 30, 2014, the Commonwealth estimates that this legal contingency creates a potential exposure of $215 million plus an undetermined amount for interest.

  Municipal Downgrades and Insolvency. Municipal bonds, such as Puerto Rico Municipal Securities, may be more susceptible to being downgraded, and issuers of municipal bonds may be more susceptible to default and insolvency, during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back from spending, and lower income tax revenue as a result of a high unemployment rate. In addition, as certain municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the bonds and thus the value of a fund's investments.

  Downgrades of certain municipal securities insurers may negatively impact the price of certain insured municipal securities. Given the large number of potential claims against municipal securities insurers, there is a risk that insurers of municipal securities will be unable to meet all future claims. Certain municipal issuers either have been unable to issue bonds or access the market to sell their issues or, if able to access the market, have issued bonds at much higher rates, which may reduce revenues available for municipal issuers to pay existing obligations. Should the Commonwealth, its localities, their political subdivisions, instrumentalities or authorities fail to sell bonds at anticipated times or rates, these issuers could experience significantly increased costs and weaker overall cash positions, which could jeopardize their ability make required payments on their outstanding debt obligations.


  Bond Ratings. As of October 31, 2014, Puerto Rico's general obligation debt was assigned a credit rating of "B2" by Moody's Investors Service, Inc. (Moody's), "BB-" by Fitch, Inc. (Fitch) and "BB" by Standard & Poor's Rating Services (S&P). Each rating agency maintained a negative outlook on Puerto Rico's credit rating, which means that additional downgrades of securities issued by Puerto Rico are possible in the future. Based on these credit ratings, the general obligation bonds of Puerto Rico are considered below-investment-grade securities. Each rating reflects only the views of the respective rating agency and an explanation of the significance of such rating may be obtained from the rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by a rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal a rating may have an adverse effect on the market prices of Puerto Rico Municipal Securities.

  PORTFOLIO TRANSACTIONS

  Orders for the purchase or sale of portfolio securities are placed on behalf of a fund by FMR pursuant to authority contained in the management contract. To the extent that FMR grants investment management authority to a sub-adviser (see the section entitled "Management Contracts"), that sub-adviser is authorized to provide the services described in the respective sub-advisory agreement, and in accordance with the policies described in this section. Furthermore, the sub-adviser's trading and associated policies, which may differ from FMR's policies, may apply to that fund, subject to applicable law.

  FMR or a sub-adviser may be responsible for the placement of portfolio securities transactions for other investment companies and investment accounts for which it has or its affiliates have investment discretion.

  A fund will not incur any commissions or sales charges when it invests in shares of open-end investment companies (including any underlying central funds), but it may incur such costs when it invests directly in other types of securities.

  Purchases and sales of equity securities on a securities exchange or over-the-counter (OTC) are effected through brokers who receive compensation for their services. Generally, compensation relating to securities traded on foreign exchanges will be higher than compensation relating to securities traded on U.S. exchanges and may not be subject to negotiation. Compensation may also be paid in connection with principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network (ECN) or an alternative trading system. Equity securities may be purchased from underwriters at prices that include underwriting fees.

  Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal. Although there is no stated brokerage commission paid by a fund for any fixed-income security, the price paid by a fund to an underwriter includes the disclosed underwriting fee and prices in secondary trades usually include an undisclosed dealer commission or markup reflecting the spread between the bid and ask prices of the fixed-income security. New issues of equity and fixed-income securities may also be purchased in underwritten fixed price offerings.

  The Trustees of each fund periodically review FMR's performance of its responsibilities in connection with the placement of portfolio securities transactions on behalf of each fund. The Trustees also review the compensation paid by each fund over representative periods of time to determine if it was reasonable in relation to the benefits to the fund.

  FMR.

  The Selection of Securities Brokers and Dealers

  FMR or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) to place or execute a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FMR, to execute a fund's portfolio securities transactions, FMR or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FMR's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager, which may emphasize, for example, speed of execution over other factors. Based on the factors considered, FMR or its affiliates may choose to execute an order using ECNs, including algorithmic trading, crossing networks, direct market access and program trading, or by actively working an order. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity and depth afforded by a market center or market-maker; the reliability of a market center or broker; the broker's overall trading relationship with FMR or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker or market can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the broker or dealer; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

  The trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.

  In seeking best qualitative execution for portfolio securities transactions, FMR or its affiliates may select a broker that uses a trading method, including algorithmic trading, for which the broker may charge a higher commission than its lowest available commission rate. FMR or its affiliates also may select a broker that charges more than the lowest available commission rate available from another broker. FMR or its affiliates may execute an entire securities transaction with a broker and allocate all or a portion of the transaction and/or related commissions to a second broker where a client does not permit trading with an affiliate of FMR or in other limited situations. In those situations, the commission rate paid to the second broker may be higher than the commission rate paid to the executing broker. For futures transactions, the selection of a futures commission merchant (FCM) is generally based on the overall quality of execution and other services provided by the FCM. FMR or its affiliates may choose to execute futures transactions electronically.


  The Acquisition of Brokerage and Research Products and Services

  Brokers (who are not affiliates of FMR) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FMR or its affiliates.

  Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FMR's or its affiliates' own research activities in providing investment advice to the funds.

  Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

  Mixed-Use Products and Services. Although FMR or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FMR's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FMR or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

  Benefit to FMR. FMR's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FMR or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services that FMR or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FMR or its affiliates or have no explicit cost associated with them. In addition, FMR or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

  FMR's Decision-Making Process. In connection with the allocation of fund brokerage, FMR or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FMR or its affiliates, viewed in terms of the particular transaction for a fund or FMR's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FMR or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FMR or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FMR, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FMR or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FMR or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FMR or its affiliates.

  Research Contracts. FMR or its affiliates have arrangements with certain third-party research providers and brokers through whom FMR or its affiliates effect fund trades, whereby FMR or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FMR or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FMR or its affiliates, or that may be available from another broker. FMR or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs even though it is expected that in such hard dollar arrangements the commissions available for recapture and used to pay fund expenses, as described below, will decrease. FMR's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FMR's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

  Commission Recapture

  FMR or its affiliates may allocate brokerage transactions to brokers (who are not affiliates of FMR) who have entered into arrangements with FMR or its affiliates under which the broker, using a predetermined methodology, rebates a portion of the compensation paid by a fund to offset that fund's expenses ("commission recapture"). Not all brokers with whom a fund trades have been asked to participate in brokerage commission recapture.

  Affiliated Transactions

  FMR or its affiliates may place trades with certain brokers, including National Financial Services LLC (NFS), with whom they are under common control, provided FMR or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the funds. In addition, FMR or its affiliates may place trades with brokers that use NFS as a clearing agent.

  The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

  Non-U.S. Securities Transactions

  To facilitate trade settlement and related activities in non-United States securities transactions, FMR or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

  Trade Allocation

  Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity funds, investment decisions for each fund are made independently from those of other Fidelity funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

  When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FMR to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

  Fidelity Investments Money Management, Inc. (FIMM).

  The Selection of Securities Brokers and Dealers

  FIMM or its affiliates generally have authority to select securities brokers (whether acting as a broker or a dealer) to place or execute a fund's portfolio securities transactions. In selecting securities brokers, including affiliates of FIMM, to execute a fund's portfolio securities transactions, FIMM or its affiliates consider the factors they deem relevant in the context of a particular trade and in regard to FIMM's or its affiliates' overall responsibilities with respect to the fund and other investment accounts, including any instructions from the fund's portfolio manager. Based on the factors considered, FIMM or its affiliates may choose to execute an order by using an electronic trading platform or by calling one or more dealers. Other possibly relevant factors may include, but are not limited to, the following: price; the size and type of the securities transaction; the reasonableness of compensation to be paid, including spreads and commission rates; the speed and certainty of trade executions, including broker willingness to commit capital; the nature and characteristics of the markets for the security to be purchased or sold, including the degree of specialization of the broker in such markets or securities; the availability of liquidity in the security, including the liquidity provided by individual brokers; the reliability of a broker; the broker's overall trading relationship with FIMM or its affiliates; the trader's assessment of whether and how closely the broker likely will follow the trader's instructions to the broker; the degree of anonymity that a particular broker can provide; the potential for avoiding or lessening market impact; the execution services rendered on a continuing basis; the execution efficiency, settlement capability, and financial condition of the broker or dealer; arrangements for payment of fund expenses, if applicable; and the provision of additional brokerage and research products and services, if applicable.

  The trading desks through which FIMM or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities.


  The Acquisition of Brokerage and Research Products and Services

  Brokers (who are not affiliates of FIMM) that execute transactions for a fund may receive higher compensation from the fund than other brokers might have charged the fund, in recognition of the value of the brokerage or research products and services they provide to FIMM or its affiliates.

  Research Products and Services. These products and services may include, when permissible under applicable law: economic, industry, company, municipal, sovereign (U.S. and non-U.S.), legal, or political research reports; market color; company meeting facilitation; compilation of securities prices, earnings, dividends and similar data; quotation services, data, information and other services; analytical computer software and services; and investment recommendations. In addition to receiving brokerage and research products and services via written reports and computer-delivered services, such reports may also be provided by telephone and in-person meetings with securities analysts, corporate and industry spokespersons, economists, academicians and government representatives and others with relevant professional expertise. FIMM or its affiliates may request that a broker provide a specific proprietary or third-party product or service. Some of these brokerage and research products and services supplement FIMM's or its affiliates' own research activities in providing investment advice to the funds.

  Execution Services. In addition, brokerage and research products and services may include, when permissible under applicable law, those that assist in the execution, clearing, and settlement of securities transactions, as well as other incidental functions (including, but not limited to, communication services related to trade execution, order routing and algorithmic trading, post-trade matching, exchange of messages among brokers or dealers, custodians and institutions, and the use of electronic confirmation and affirmation of institutional trades).

  Mixed-Use Products and Services. Although FIMM or its affiliates do not use fund commissions to pay for products or services that do not qualify as brokerage and research products and services, they may use commission dollars to obtain certain products or services that are not used exclusively in FIMM's or its affiliates' investment decision-making process (mixed-use products or services). In those circumstances, FIMM or its affiliates will make a good faith judgment to evaluate the various benefits and uses to which they intend to put the mixed-use product or service, and will pay for that portion of the mixed-use product or service that does not qualify as brokerage and research products and services with their own resources (referred to as "hard dollars").

  Benefit to FIMM. FIMM's or its affiliates' expenses likely would be increased if they attempted to generate these additional brokerage and research products and services through their own efforts, or if they paid for these brokerage and research products or services with their own resources. To minimize the potential for conflicts of interest, the trading desks through which FIMM or its affiliates may execute trades are instructed to execute portfolio transactions on behalf of the funds based on the quality of execution without any consideration of brokerage and research products and services the broker or dealer may provide. The administration of brokerage and research products and services is managed separately from the trading desks, which means that traders have no responsibility for administering soft dollar activities. Furthermore, certain of the brokerage and research products and services FIMM or its affiliates receive are furnished by brokers on their own initiative, either in connection with a particular transaction or as part of their overall services. Some of these brokerage and research products or services may be provided at no additional cost to FIMM or its affiliates or have no explicit cost associated with them. In addition, FIMM or its affiliates may request that a broker provide a specific proprietary or third-party product or service, certain of which third-party products or services may be provided by a broker that is not a party to a particular transaction and is not connected with the transacting broker's overall services.

  FIMM's Decision-Making Process. In connection with the allocation of fund brokerage, FIMM or its affiliates make a good faith determination that the compensation paid to brokers and dealers is reasonable in relation to the value of the brokerage and/or research products and services provided to FIMM or its affiliates, viewed in terms of the particular transaction for a fund or FIMM's or its affiliates' overall responsibilities to that fund or other investment companies and investment accounts for which FIMM or its affiliates have investment discretion; however, each brokerage and research product or service received in connection with a fund's brokerage may not benefit the fund. While FIMM or its affiliates may take into account the brokerage and/or research products and services provided by a broker or dealer in determining whether compensation paid is reasonable, neither FIMM, its affiliates, nor the funds incur an obligation to any broker, dealer, or third party to pay for any brokerage and research product or service (or portion thereof) by generating a specific amount of compensation or otherwise. Typically, these brokerage and research products and services assist FIMM or its affiliates in terms of their overall investment responsibilities to a fund or any other investment companies and investment accounts for which FIMM or its affiliates have investment discretion. Certain funds or investment accounts may use brokerage commissions to acquire brokerage and research products and services that may also benefit other funds or accounts managed by FIMM or its affiliates.

  Research Contracts. FIMM or its affiliates have arrangements with certain third-party research providers and brokers through whom FIMM or its affiliates effect fund trades, whereby FIMM or its affiliates may pay with fund commissions or hard dollars for all or a portion of the cost of research products and services purchased from such research providers or brokers. If hard dollar payments are used, FIMM or its affiliates may still cause a fund to pay more for execution than the lowest commission rate available from the broker providing research products and services to FIMM or its affiliates, or that may be available from another broker. FIMM or its affiliates view hard dollar payments for research products and services as likely to reduce a fund's total commission costs. FIMM's or its affiliates' determination to pay for research products and services separately, rather than bundled with fund commissions, is wholly voluntary on FIMM's or its affiliates' part and may be extended to additional brokers or discontinued with any broker participating in this arrangement.

  Affiliated Transactions

  FIMM or its affiliates may place trades with certain brokers, including NFS, with whom they are under common control, provided FIMM or its affiliates determine that these affiliates' trade-execution abilities and costs are comparable to those of non-affiliated, qualified brokerage firms, and that such transactions be executed in accordance with applicable rules under the 1940 Act and procedures adopted by the Board of Trustees of the funds. In addition, FIMM or its affiliates may place trades with brokers that use NFS as a clearing agent.

  The Trustees of each fund have approved procedures whereby a fund may purchase securities that are offered in underwritings in which an affiliate of the adviser or certain other affiliates participate. In addition, for underwritings where such an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the funds could purchase in the underwritings.

  Non-U.S. Securities Transactions

  To facilitate trade settlement and related activities in non-United States securities transactions, FIMM or its affiliates may effect spot foreign currency transactions with foreign currency dealers.

  Trade Allocation

  Although the Trustees and officers of each fund are substantially the same as those of certain other Fidelity funds, investment decisions for each fund are made independently from those of other Fidelity funds or investment accounts (including proprietary accounts). The same security is often held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, or an affiliate thereof, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

  When two or more funds or investment accounts are simultaneously engaged in the purchase or sale of the same security or instrument, the prices and amounts are allocated in accordance with procedures believed by FIMM to be appropriate and equitable to each fund or investment account. In some cases this could have a detrimental effect on the price or value of the security or instrument as far as a fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds.

  Commissions Paid

  A fund may pay compensation including both commissions and spreads in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by a fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

  For the fiscal years ended January 31, 2015, 2014, and 2013, each fund paid no brokerage commissions.

  During the fiscal year ended January 31, 2015, each fund paid no brokerage commissions to firms for providing research or brokerage services.

  During the twelve-month period ended December 31, 2014, each fund did not allocate brokerage commissions to firms for providing research or brokerage services.

  VALUATION

  NAV is the value of a single share. For a non-multiple class fund, NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. For a multiple class fund, NAV is computed by adding a class's pro rata share of the value of the fund's investments, cash, and other assets, subtracting the class's pro rata share of the fund's liabilities, subtracting the liabilities allocated to the class, and dividing the result by the number of shares of that class that are outstanding.

  The Board of Trustees has ultimate responsibility for pricing, but has delegated day-to-day valuation oversight responsibilities to FMR. FMR has established the FMR Fair Value Committee to fulfill these oversight responsibilities.

  FMR engages in oversight activities with respect to the fund's pricing services, which includes, among other things, testing the prices provided by pricing services prior to calculation of a fund's NAV, conducting periodic due diligence meetings, and periodically reviewing the methodologies and inputs used by these services.

  Shares of open-end investment companies (including any underlying money market central funds) held by a fund are valued at their respective NAVs.

  Other portfolio securities and assets held by a fund, as well as portfolio securities and assets held by an underlying money market central fund, are valued on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price a fund would receive if it sold the instrument.

  At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated using market valuations would deviate from the $1.00 per share calculated using amortized cost valuation. If the Trustees believe that a deviation from a fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.

  BUYING, SELLING, AND EXCHANGING INFORMATION

  A fund may make redemption payments in whole or in part in readily marketable securities or other property pursuant to procedures approved by the Trustees if FMR determines it is in the best interests of the fund. Such securities or other property will be valued for this purpose as they are valued in computing the NAV of a fund or class, as applicable. Shareholders that receive securities or other property will realize, upon receipt, a gain or loss for tax purposes, and will incur additional costs and be exposed to market risk prior to and upon the sale of such securities or other property.

  DISTRIBUTIONS AND TAXES

  Dividends. To the extent that each fund's income is reported in a written statement to shareholders as federally tax-exempt interest, the dividends declared by the fund will be federally tax-exempt, provided that the fund qualifies to pay tax-exempt dividends. In order to qualify to pay tax-exempt dividends, at least 50% of the value of the fund's total assets (including uninvested assets) must consist of tax-exempt municipal securities at the close of each quarter of the fund's taxable year. Short-term capital gains are taxable at ordinary income tax rates.

  Generally, each fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax and for Fidelity New York AMT Tax-Free Money Market Fund from the federal alternative minimum tax (AMT). Neither FMR nor the funds guarantee that this opinion is correct, and there is no assurance that the IRS will agree with bond counsel's opinion. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the security. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued and you may need to file an amended income tax return. For certain types of structured securities, the tax status of the pass-through of tax-free income may also be based on the federal and state tax treatment of the structure.

  Interest on certain "private activity" securities is subject to the federal AMT, although the interest continues to be excludable from gross income for other tax purposes. Interest from private activity securities is a tax preference item for the purposes of determining whether a taxpayer is subject to the AMT and the amount of AMT to be paid, if any.

  A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.

  New York Tax Matters. Individual shareholders of each fund will not be required to include in their adjusted gross income for New York State and New York City personal income tax purposes any portion of distributions received from each fund that are derived from or attributable to (i) interest income on obligations of New York State or any political subdivision thereof (including New York City) or of a possession or territory of the United States or any political subdivision thereof, provided that at least 50 percent of the value of the fund's total assets at the close of each quarter of its taxable year consists of obligations the interest on which is tax-exempt for federal income tax purposes and such income is not otherwise properly includible in the shareholder's federal adjusted gross income, (ii) interest income on obligations of the United States and its possessions even if includible in the shareholder's federal adjusted gross income, provided that at least 50 percent of the value of the fund's total assets at the close of each quarter of its taxable year consists of obligations of the United States and its possessions and the fund provides a timely written notice of designation to shareholders, or (iii) interest income on obligations of any authority, commission or instrumentality of the United States to the extent federal law exempts such income from state income taxation, provided that at least 50 percent of the value of the fund's total assets at the close of each quarter of its taxable year consists of obligations of the United States and its possessions and the fund provides a timely written notice of designation to shareholders. Distributions from the funds that are derived from or attributable to sources other than those described in the preceding sentence, including interest on obligations of other states and their political subdivisions (unless the obligation is created by a compact or an agreement to which New York State is a party) will generally be taxable to individual shareholders as ordinary income for New York State and New York City personal income tax purposes.

  Shareholders of the funds that are subject to the New York State corporation franchise tax or the New York City general corporation tax will be required to include exempt-interest dividends paid by the funds in their "entire net income" for purposes of such taxes and will be required to include their investment in shares of the funds in their investment capital or business capital, but not both, for purposes of such taxes.

  If a shareholder is subject to unincorporated business taxation by New York City, income and gains distributed by the funds generally will be subject to such taxation, except to the extent such distributions are derived exclusively from interest income on obligations of New York State or any political subdivision thereof (including New York City) and are not properly includible in the shareholder's federal adjusted gross income. However, shareholders of each fund generally will not be subject to the unincorporated business tax imposed by New York City solely by reason of their ownership of shares of the fund.

  Shares of each fund will not be subject to property taxes imposed by New York State or New York City.

  Interest on indebtedness incurred or continued to purchase or carry shares of each fund generally will not be deductible for New York State and New York City personal income tax purposes.

  Interest income earned by each fund that is distributed to its shareholders generally will not be taxable to each fund for purposes of the New York State corporation franchise tax or the New York City general corporation tax.

  Distributions that are federally taxable as ordinary income or capital gains are generally subject to New York personal income tax.

  The foregoing is a general, abbreviated summary of certain of the provisions of the tax laws of New York State and New York City presently in effect as they directly govern the taxation of shareholders of each fund. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to each fund's transactions. Shareholders are advised to consult with their own tax advisers for more detailed information concerning New York State and New York City tax matters.

  Capital Gain Distributions. Each fund may distribute any net realized capital gains once a year or more often (as legally permissible), as necessary.

  Tax Status of the Funds. Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

  Other Tax Information. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation.

  TRUSTEES AND OFFICERS

  The Trustees, Member of the Advisory Board, and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and John Engler, each of the Trustees oversees 235 funds. Ms. Acton and Mr. Engler each oversees 217 funds.

  The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

  Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

  In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

  Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

  Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

  The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

  Interested Trustee*:

  Correspondence intended for the Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

  Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC, President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

  * Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, her affiliation with the trust or various entities under common control with FMR.

  + The information above includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

  Independent Trustees:

  Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

  Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

John Engler (1948)
Year of Election or Appointment: 2014 Trustee

  Mr. Engler also serves as Trustee or Member of the Advisory Board of other Fidelity funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors/trustees for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present), K12 Inc. (technology-based education company, 2012-present), and the Annie E. Casey Foundation (2004-present). Previously, Mr. Engler served as a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011) and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

  Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

  Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

  Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

  Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

  Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

  Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).



  + The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

  Advisory Board Member and Officers:

  Correspondence intended for each officer and Geoffrey A. von Kuhn may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Geoffrey A. von Kuhn (1951)
Year of Election or Appointment: 2015 Member of the Advisory Board

  Mr. von Kuhn also serves as a Trustee or Member of the Advisory Board of other Fidelity funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

  Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

  Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

  Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

  Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

  Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

  Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

  Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

  Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).


Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

  Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (2014-present), President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).


Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

  Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.


Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

  Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

  Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

  Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of FMR Co., Inc. (2014-present), FMR (2014-present), Fidelity Investments Money Management, Inc. (2014-present), and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

  Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

  Standing Committees of the Funds' Trustees. The Board of Trustees has established various committees to support the Independent Trustees in acting independently in pursuing the best interests of the funds and their shareholders. Currently, the Board of Trustees has four standing committees. The members of each committee are Independent Trustees.

  The Operations Committee is composed of all of the Independent Trustees, with Mr. Gamper currently serving as Chair. The committee normally meets at least six times a year, or more frequently as called by the Chair, and serves as a forum for consideration of issues of importance to, or calling for particular determinations by, the Independent Trustees. The committee considers matters involving potential conflicts of interest between the funds and FMR and its affiliates and reviews proposed contracts and the proposed continuation of contracts between the funds and FMR and its affiliates, and annually reviews and makes recommendations regarding contracts with third parties unaffiliated with FMR, including insurance coverage and custody agreements. The committee has oversight of compliance issues not specifically within the scope of any other committee. These matters include, but are not limited to, significant non-conformance with contract requirements and other significant regulatory matters and recommending to the Board of Trustees the designation of a person to serve as the funds' CCO. The committee (i) serves as the primary point of contact for the CCO with regard to Board-related functions; (ii) oversees the annual performance review of the CCO; (iii) makes recommendations concerning the CCO's compensation; and (iv) makes recommendations as needed in respect of the removal of the CCO. The committee is also responsible for definitive action on all compliance matters involving the potential for significant reimbursement by FMR. During the fiscal year ended January 31, 2015, the committee held 11 meetings.

  The Audit Committee is composed of all of the Independent Trustees, with Mr. Keyes currently serving as Chair. At least one committee member will be an "audit committee financial expert" as defined by the SEC. The committee normally meets four times a year, or more frequently as called by the Chair or a majority of committee members. The committee meets separately, at least annually, with the funds' Treasurer, with the funds' Chief Financial Officer, with personnel responsible for the internal audit function of FMR LLC, with the funds' outside auditors, and with the funds' Chief Compliance Officer. The committee has direct responsibility for the appointment, compensation, and oversight of the work of the outside auditors employed by the funds. The committee assists the Trustees in overseeing and monitoring: (i) the systems of internal accounting and financial controls of the funds and the funds' service providers (to the extent such controls impact the funds' financial statements); (ii) the funds' auditors and the annual audits of the funds' financial statements; (iii) the financial reporting processes of the funds; (iv) whistleblower reports; and (v) the accounting policies and disclosures of the funds. The committee considers and acts upon (i) the provision by any outside auditor of any non-audit services for any fund, and (ii) the provision by any outside auditor of certain non-audit services to fund service providers and their affiliates to the extent that such approval (in the case of this clause (ii)) is required under applicable regulations of the SEC. It is responsible for approving all audit engagement fees and terms for the funds and for resolving disagreements between a fund and any outside auditor regarding any fund's financial reporting. Auditors of the funds report directly to the committee. The committee will obtain assurance of independence and objectivity from the outside auditors, including a formal written statement delineating all relationships between the auditor and the funds and any service providers consistent with the rules of the Public Company Accounting Oversight Board. The committee will receive reports of compliance with provisions of the Auditor Independence Regulations relating to the hiring of employees or former employees of the outside auditors. It oversees and receives reports on the funds' service providers' internal controls and reviews the adequacy and effectiveness of the service providers' accounting and financial controls, including: (i) any significant deficiencies or material weaknesses in the design or operation of internal controls over financial reporting that are reasonably likely to adversely affect the funds' ability to record, process, summarize, and report financial data; (ii) any change in the fund's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting; and (iii) any fraud, whether material or not, that involves management or other employees who have a significant role in the funds' or service providers internal controls over financial reporting. The committee will also review any correspondence with regulators or governmental agencies or published reports that raise material issues regarding the funds' financial statements or accounting policies. These matters may also be reviewed by the Operations Committee. The committee reviews at least annually a report from each outside auditor describing any material issues raised by the most recent internal quality control, peer review, or Public Company Accounting Oversight Board examination of the auditing firm and any material issues raised by any inquiry or investigation by governmental or professional authorities of the auditing firm and in each case any steps taken to deal with such issues. The committee will oversee and receive reports on the funds' financial reporting process from the funds' Treasurer and outside auditors and will oversee the resolution of any disagreements concerning financial reporting among applicable parties. The committee will discuss with FMR, the funds' Treasurer, outside auditors and, if appropriate, internal audit personnel of FMR LLC their qualitative judgments about the appropriateness and acceptability of accounting principles and financial disclosure practices used or proposed for adoption by the funds. The committee will review with FMR, the funds' outside auditor, internal audit personnel of FMR LLC and legal counsel, as appropriate, matters related to the audits of the funds' financial statements. The committee will discuss regularly and oversee the review of the internal controls of the funds and their service providers with respect to accounting, financial matters and risk management programs related to the funds. The committee will review periodically the funds' major internal controls exposures and the steps that have been taken to monitor and control such exposures. During the fiscal year ended January 31, 2015, the committee held five meetings.

  The Fair Valuation Committee is composed of all of the Independent Trustees, with Mr. Johnson currently serving as Chair. The Committee normally meets quarterly, or more frequently as called by the Chair. The Fair Valuation Committee reviews and approves annually Fair Value Committee Policies recommended by the FMR Fair Value Committee and oversees particular valuations or fair valuation methodologies employed by the FMR Fair Value Committee as circumstances may require. The Committee also reviews actions taken by the FMR Fair Value Committee. The Committee does not oversee the day-to-day operational aspects of the valuation and calculation of the net asset value of the funds, which have been delegated to the FMR Fair Value Committee and Fidelity Service Company, Inc. (FSC). During the fiscal year ended January 31, 2015, the committee held five meetings.

  The Governance and Nominating Committee is composed of Mr. Gamper (Chair), Ms. Knowles (Vice Chair), and Mr. Johnson. The committee meets as called by the Chair. With respect to fund governance and board administration matters, the committee periodically reviews procedures of the Board of Trustees and its committees (including committee charters) and periodically reviews compensation of Independent Trustees. The committee monitors corporate governance matters and makes recommendations to the Board of Trustees on the frequency and structure of the Board of Trustee meetings and on any other aspect of Board procedures. It acts as the administrative committee under the retirement plan for Independent Trustees who retired prior to December 30, 1996 and under the fee deferral plan for Independent Trustees. It reviews the performance of legal counsel employed by the funds and the Independent Trustees. On behalf of the Independent Trustees, the committee will make such findings and determinations as to the independence of counsel for the Independent Trustees as may be necessary or appropriate under applicable regulations or otherwise. The committee is also responsible for Board administrative matters applicable to Independent Trustees, such as expense reimbursement policies and compensation for attendance at meetings, conferences and other events. The committee monitors compliance with, acts as the administrator of, and makes determinations in respect of, the provisions of the code of ethics and any supplemental policies regarding personal securities transactions applicable to the Independent Trustees. The committee monitors the functioning of each Board committee and makes recommendations for any changes, including the creation or elimination of standing or ad hoc Board committees. The committee monitors regulatory and other developments to determine whether to recommend modifications to the committee's responsibilities or other Trustee policies and procedures in light of rule changes, reports concerning "best practices" in corporate governance and other developments in mutual fund governance. The committee meets with Independent Trustees at least once a year to discuss matters relating to fund governance. The committee recommends that the Board establish such special or ad hoc Board committees as may be desirable or necessary from time to time in order to address ethical, legal, or other matters that may arise. The committee also oversees the annual self-evaluation of the Board of Trustees and establishes procedures to allow it to exercise this oversight function. In conducting this oversight, the committee shall address all matters that it considers relevant to the performance of the Board of Trustees and shall report the results of its evaluation to the Board of Trustees, including any recommended amendments to the principles of governance, and any recommended changes to the funds' or the Board of Trustees' policies, procedures, and structures. The committee reviews periodically the size and composition of the Board of Trustees as a whole and recommends, if necessary, measures to be taken so that the Board of Trustees reflects the appropriate balance of knowledge, experience, skills, expertise, and diversity required for the Board as a whole and contains at least the minimum number of Independent Trustees required by law. The committee makes nominations for the election or appointment of Independent Trustees and non-management Members of any Advisory Board, and for membership on committees. The committee has the authority to retain and terminate any third-party advisers, including authority to approve fees and other retention terms. Such advisers may include search firms to identify Independent Trustee candidates and board compensation consultants. The committee may conduct or authorize investigations into or studies of matters within the committee's scope of responsibilities, and may retain, at the funds' expense, such independent counsel or other advisers as it deems necessary. The committee will consider nominees to the Board of Trustees recommended by shareholders based upon the criteria applied to candidates presented to the committee by a search firm or other source. Recommendations, along with appropriate background material concerning the candidate that demonstrates his or her ability to serve as an Independent Trustee of the funds, should be submitted to the Chair of the committee at the address maintained for communications with Independent Trustees. If the committee retains a search firm, the Chair will generally forward all such submissions to the search firm for evaluation. With respect to the criteria for selecting Independent Trustees, it is expected that all candidates will possess the following minimum qualifications: (i) unquestioned personal integrity; (ii) not an interested person of the funds within the meaning of the 1940 Act; (iii) does not have a material relationship (e.g., commercial, banking, consulting, legal, or accounting) with the adviser, any sub-adviser or their affiliates that could create an appearance of lack of independence in respect of the funds; (iv) has the disposition to act independently in respect of FMR and its affiliates and others in order to protect the interests of the funds and all shareholders; (v) ability to attend regularly scheduled Board meetings during the year; (vi) demonstrates sound business judgment gained through broad experience in significant positions where the candidate has dealt with management, technical, financial, or regulatory issues; (vii) sufficient financial or accounting knowledge to add value in the complex financial environment of the funds; (viii) experience on corporate or other institutional oversight bodies having similar responsibilities, but which board memberships or other relationships could not result in business or regulatory conflicts with the funds; and (ix) capacity for the hard work and attention to detail that is required to be an effective Independent Trustee in light of the funds' complex regulatory, operational, and marketing setting. The Governance and Nominating Committee may determine that a candidate who does not have the type of previous experience or knowledge referred to above should nevertheless be considered as a nominee if the Governance and Nominating Committee finds that the candidate has additional qualifications such that his or her qualifications, taken as a whole, demonstrate the same level of fitness to serve as an Independent Trustee. During the fiscal year ended January 31, 2015, the committee held eight meetings.

  The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2014.

  Interested Trustee

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson
Fidelity New York AMT Tax-Free Money Market Fund	none

Fidelity New York Municipal Money Market Fund	none

AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000
  Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	John Engler	Albert R. Gamper, Jr.	Robert F. Gartland
Fidelity New York AMT Tax-Free Money Market Fund	none	none	none	none
Fidelity New York Municipal Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	none	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Arthur E. Johnson	Michael E. Kenneally	James H. Keyes	Marie L. Knowles
Fidelity New York AMT Tax-Free Money Market Fund	none	none	none	none
Fidelity New York Municipal Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

  The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board for his or her services for the fiscal year ended January 31, 2015, or calendar year ended December 31, 2014, as applicable.

  Compensation Table[1]

AGGREGATE COMPENSATION FROM A FUND	Elizabeth S. Acton	John Engler[2]	Albert R. Gamper, Jr.	Robert F. Gartland

Fidelity New York AMT Tax-Free Money Market Fund	$ 401	$ 77	$ 502	$ 401

Fidelity New York Municipal Money Market Fund	$ 2,458	$ 485	$ 3,076	$ 2,458

TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 398,000	$ 46,361	$ 498,000	$ 398,000

AGGREGATE COMPENSATION FROM A FUND	Arthur E. Johnson	Michael E. Kenneally	James H. Keyes	Marie L. Knowles
Fidelity New York AMT Tax-Free Money Market Fund	$ 401	$ 401	$ 431	$ 451
Fidelity New York Municipal Money Market Fund	$ 2,458	$ 2,458	$ 2,644	$ 2,767
TOTAL COMPENSATION FROM THE FUND COMPLEXA	$ 398,000	$ 398,000	$ 428,000	$ 448,000

  1 Abigail P. Johnson and Geoffrey A. von Kuhn are interested persons and are compensated by Fidelity.

  2 Effective November 20, 2014, Mr. Engler serves as a Member of the Board of Trustees of Fidelity New York Municipal Trust II.

  A Reflects compensation received for the calendar year ended December 31, 2014 for 233 funds of 32 trusts (including Fidelity Central Investment Portfolios II LLC). Compensation figures include cash and may include amounts elected to be deferred. Certain individuals elected voluntarily to defer a portion of their compensation as follows: Robert F. Gartland, $180,000; and Michael E. Kenneally, $120,000.

  As of January 31, 2015, the Trustees, Member of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares.

  As of January 31, 2015, the following owned of record and/or beneficially 5% or more of the outstanding shares of a class or a fund, as applicable:

Class Name	Owner Name	City	State	Ownership %
FIDELITY NEW YORK AMT TAX-FREE MONEY MARKET FUND: INSTITUTIONAL CLASS	BERMAN	NEW YORK	NY	10.94%
FIDELITY NEW YORK AMT TAX-FREE MONEY MARKET FUND: INSTITUTIONAL CLASS	HIBSPEC	MILWAUKEE	WI	5.79%
FIDELITY NEW YORK AMT TAX-FREE MONEY MARKET FUND: INSTITUTIONAL CLASS	CAPITAL ONE NA	NEW ORLEANS	LA	5.79%
FIDELITY NEW YORK AMT TAX-FREE MONEY MARKET FUND: INSTITUTIONAL CLASS	MCKINNEY	NEW YORK	NY	5.12%
FIDELITY NEW YORK AMT TAX-FREE MONEY MARKET FUND: SERVICE CLASS	BANK HAPOALIM	NEW YORK	NY	66.88%
FIDELITY NEW YORK AMT TAX-FREE MONEY MARKET FUND: SERVICE CLASS	FIDELITY INVESTMENTS	BOSTON	MA	25.71%
FIDELITY NEW YORK AMT TAX-FREE MONEY MARKET FUND: SERVICE CLASS	GESICKI	LANCASTER	NY	5.84%

  CONTROL OF INVESTMENT ADVISERS

  FMR LLC, as successor by merger to FMR Corp., is the ultimate parent company of FMR, FIMM, Fidelity Management & Research (U.K.) Inc. (FMR U.K.), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The voting common shares of FMR LLC are divided into two series. Series B is held predominantly by members of the Abigail P. Johnson family, directly or through trusts, and is entitled to 49% of the vote on any matter acted upon by the voting common shares. Series A is held predominantly by non-Johnson family member employees of FMR LLC and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Series B shareholders have entered into a shareholders' voting agreement under which all Series B shares will be voted in accordance with the majority vote of Series B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting securities of that company. Therefore, through their ownership of voting common shares and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR LLC.

  At present, the primary business activities of FMR LLC and its subsidiaries are: (i) the provision of investment advisory, management, shareholder, investment information and assistance and certain fiduciary services for individual and institutional investors; (ii) the provision of securities brokerage services; (iii) the management and development of real estate; and (iv) the investment in and operation of a number of emerging businesses.

  FMR, FIMM, FMR U.K., FMR H.K., FMR Japan, FDC, and the funds have adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including Fidelity investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the funds.

  MANAGEMENT CONTRACTS

  Each fund has entered into a management contract with FMR, pursuant to which FMR furnishes investment advisory and other services.

  Management Services. Under the terms of its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, has overall responsibility for directing the investments of the fund in accordance with its investment objective, policies and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing the fund's investments, compensates all officers of each fund and all Trustees who are interested persons of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical and investment activities.

  In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for each fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

  Management-Related Expenses (for Fidelity New York Municipal Money Market Fund). In addition to the management fee payable to FMR and the fees payable to the transfer agent and pricing and bookkeeping agent, the fund, or each class thereof, as applicable, pays all of its expenses that are not assumed by those parties. The fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor, and Independent Trustees. The fund's management contract further provides that the fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders; however, under the terms of the fund's transfer agent agreement, the transfer agent bears these costs. Other expenses paid by the fund include interest, taxes, brokerage commissions, the fund's proportionate share of insurance premiums and Investment Company Institute dues, and the costs of registering shares under federal securities laws and making necessary filings under state securities laws. The fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

  Management-Related Expenses (for Fidelity New York AMT Tax-Free Money Market Fund). Under the terms of the fund's management contract, FMR is responsible for payment of all operating expenses of the fund with the exception of the following: interest, taxes, brokerage commissions and other costs with the connection with the purchase or sale of securities and other investment instruments, fees and expenses of the independent trustees, transfer agent fees, Rule 12b-1 fees and other expenses allocable at the class level, and such non-recurring expenses as may arise, including costs of any litigation to which the fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.

  FMR and Fidelity New York AMT Tax-Free Money Market Fund, on behalf of the retail class of the fund, have entered into a 35 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of the retail class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, and extraordinary expenses) of the retail class to 0.35%. This Expense Contract may not be amended to increase the fees or expenses payable by the retail class except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of the retail class.

  Management Fees. For the services of FMR under the management contract, Fidelity New York AMT Tax-Free Money Market Fund pays FMR a monthly management fee at the annual rate of 0.20% of the fund's average net assets throughout the month.

  The management fee paid to FMR by Fidelity New York AMT Tax-Free Money Market Fund is reduced by an amount equal to the fees and expenses paid by the fund to the Independent Trustees.

  For the services of FMR under the management contract, Fidelity New York Municipal Money Market Fund pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

  The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. For this purpose, the monthly average net assets of any registered investment companies with which FMR previously had management contracts but that currently have management contracts with Fidelity SelectCo, LLC are included.

GROUP FEE RATE SCHEDULE				EFFECTIVE ANNUAL FEE RATES
Average Group Assets			Annualized Rate	Group Net Assets	Effective Annual Fee Rate
0	-	$3 billion	.3700%	$ 1 billion	.3700%
3	-		6.3400	50.2188
6	-		9.3100	100.1869
9	-		12.2800	150.1736
12	-		15.2500	200.1652
15	-		18.2200	250.1587
18	-		21.2000	300.1536
21	-		24.1900	350.1494
24	-		30.1800	400.1459
30	-		36.1750	450.1427
36	-		42.1700	500.1399
42	-		48.1650	550.1372
48	-		66.1600	600.1349
66	-		84.1550	650.1328
84	-		120.1500	700.1309
120	-		156.1450	750.1291
156	-		192.1400	800.1275
192	-		228.1350	850.1260
228	-		264.1300	900.1246
264	-		300.1275	950.1233
300	-		336.1250	1,000.1220
336	-		372.1225	1,050.1209
372	-		408.1200	1,100.1197
408	-		444.1175	1,150.1187
444	-		480.1150	1,200.1177
480	-		516.1125	1,250.1167
516	-		587.1100	1,300.1158
587	-		646.1080	1,350.1149
646	-		711.1060	1,400.1141
711	-		782.1040	1,450.1132
782	-		860.1020	1,500.1125
860	-		946.1000	1,550.1117
946	-		1,041.0980	1,600.1110
1,041	-		1,145.0960	1,650.1103
1,145	-		1,260.0940	1,700.1096
1,260	-		1,386.0920	1,750.1089
1,386	-		1,525.0900	1,800.1083
1,525	-		1,677.0880	1,850.1077
1,677	-		1,845.0860	1,900.1070
Over			1,845.0840	1,950.1065
				2,000.1059

  The group fee rate is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown above on the left. The schedule above on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $1,608 billion of group net assets - the approximate level for January 2015 - was 0.1108%, which is the weighted average of the respective fee rates for each level of group net assets up to $1,608 billion.

  The individual fund fee rate for Fidelity New York Municipal Money Market Fund is set forth in the following table. Based on the average group net assets for January 2015, the fund's annual management fee rate would be calculated as follows:

Fund	Group Fee Rate		Individual Fund Fee Rate		Management Fee Rate
Fidelity New York Municipal Money Market Fund	0.1108%	+	0.2500%	=	0.3608%

  One-twelfth of the management fee rate is applied to the fund's average net assets for the month, giving a dollar amount which is the fee for that month.

  The following table shows the amount of management fees paid by each fund to FMR for the past three fiscal years, and the amount of credits reducing management fees for Fidelity New York AMT Tax-Free Money Market Fund.

Fund	Fiscal Years Ended January 31	Amount of Credits Reducing Management Fees	Management Fees Paid to FMR
Fidelity New York AMT Tax-Free Money Market Fund	2015	$ 1,975	$ 1,785,993
	2014	$ 2,562	$ 2,032,304
	2013	$ 2,833	$ 2,432,928
Fidelity New York Municipal Money Market Fund	2015	--	$ 19,989,661
	2014	--	$ 19,958,179
	2013	--	$ 18,738,921


  FMR may, from time to time, voluntarily reimburse all or a portion of a fund's or, in the case of a multiple class fund, a class's operating expenses. FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year.

  Expense reimbursements will increase returns and yield, and repayment of the reimbursement will decrease returns and yield.

  Sub-Adviser - FIMM. On behalf of each fund, FMR has entered into a sub-advisory agreement with FIMM pursuant to which FIMM has day-to-day responsibility for choosing investments for each fund. FMR, and not the funds, pays FIMM's fees.

  Sub-Advisers - FMR U.K., FMR H.K., and FMR Japan. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR H.K., and FMR Japan. Pursuant to the sub-advisory agreements, FMR may receive from the sub-advisers investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-advisers investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the funds (discretionary services). FMR, and not the funds, pays the sub-advisers.

  PROXY VOTING GUIDELINES

  The following Proxy Voting Guidelines were established by the Board of Trustees of the Fidelity funds, after consultation with Fidelity. (The guidelines are reviewed periodically by Fidelity and by the Independent Trustees of the Fidelity funds, and, accordingly, are subject to change.)

  I. General Principles

  A. Voting of shares will be conducted in a manner consistent with the best interests of Fidelity Fund shareholders as follows: (i) securities of a portfolio company will generally be voted in a manner consistent with the Guidelines; and (ii) voting will be done without regard to any other Fidelity companies' relationship, business or otherwise, with that portfolio company.

  B. FMR Investment Proxy Research votes proxies. Like other Fidelity employees, Investment Proxy Research employees have a fiduciary duty to never place their own personal interest ahead of the interests of Fidelity Fund shareholders, and are instructed to avoid actual and apparent conflicts of interest. In the event of a conflict of interest, Investment Proxy Research employees, like other Fidelity employees, will escalate to their managers or the Ethics Office, as appropriate, in accordance with Fidelity's corporate policy on conflicts of interest. A conflict of interest arises when there are factors that may prompt one to question whether a Fidelity employee is acting solely on the best interests of Fidelity and its customers. Employees are expected to avoid situations that could present even the appearance of a conflict between their interests and the interests of Fidelity and its customers.

  C. Except as set forth herein, FMR will generally vote in favor of routine management proposals.

  D. Non-routine proposals will generally be voted in accordance with the Guidelines.

  E. Non-routine proposals not covered by the Guidelines or involving other special circumstances will be evaluated on a case-by-case basis with input from the appropriate FMR analyst or portfolio manager, as applicable, subject to review by an attorney within FMR's General Counsel's office and a member of senior management within FMR Investment Proxy Research. A significant pattern of such proposals or other special circumstances will be referred to the appropriate Fidelity Fund Board Committee or its designee.

  F. FMR will vote on shareholder proposals not specifically addressed by the Guidelines based on an evaluation of a proposal's likelihood to enhance the economic returns or profitability of the portfolio company or to maximize shareholder value. Where information is not readily available to analyze the economic impact of the proposal, FMR will generally abstain.

  G. Many Fidelity Funds invest in voting securities issued by companies that are domiciled outside the United States and are not listed on a U.S. securities exchange. Corporate governance standards, legal or regulatory requirements and disclosure practices in foreign countries can differ from those in the United States. When voting proxies relating to non-U.S. securities, FMR will generally evaluate proposals in the context of the Guidelines and where applicable and feasible, take into consideration differing laws, regulations and practices in the relevant foreign market in determining how to vote shares.

  H. In certain non-U.S. jurisdictions, shareholders voting shares of a portfolio company may be restricted from trading the shares for a period of time around the shareholder meeting date. Because such trading restrictions can hinder portfolio management and could result in a loss of liquidity for a fund, FMR will generally not vote proxies in circumstances where such restrictions apply. In addition, certain non-U.S. jurisdictions require voting shareholders to disclose current share ownership on a fund-by-fund basis. When such disclosure requirements apply, FMR will generally not vote proxies in order to safeguard fund holdings information.

  I. Where a management-sponsored proposal is inconsistent with the Guidelines, FMR may receive a company's commitment to modify the proposal or its practice to conform to the Guidelines, and FMR will generally support management based on this commitment. If a company subsequently does not abide by its commitment, FMR will generally withhold authority for the election of directors at the next election.

  II. Definitions (as used in this document)

  A. Anti-Takeover Provision - includes fair price amendments; classified boards; "blank check" preferred stock; Golden Parachutes; supermajority provisions; Poison Pills; restricting the right to call special meetings; provisions restricting the right of shareholders to set board size; and any other provision that eliminates or limits shareholder rights.

  B. Golden Parachute - Employment contracts, agreements, or policies that include an excise tax gross-up provision; single trigger for cash incentives; or may result in a lump sum payment of cash and acceleration of equity that may total more than three times annual compensation (salary and bonus) in the event of a termination following a change in control.

  C. Greenmail - payment of a premium to repurchase shares from a shareholder seeking to take over a company through a proxy contest or other means.

  D. Sunset Provision - a condition in a charter or plan that specifies an expiration date.

  E. Permitted Bid Feature - a provision suspending the application of a Poison Pill, by shareholder referendum, in the event a potential acquirer announces a bona fide offer for all outstanding shares.

  F. Poison Pill - a strategy employed by a potential take-over / target company to make its stock less attractive to an acquirer. Poison Pills are generally designed to dilute the acquirer's ownership and value in the event of a take-over.

  G. Large-Capitalization Company - a company included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index.

  H. Small-Capitalization Company - a company not included in the Russell 1000® Index or the Russell Global ex-U.S. Large Cap Index that is not a Micro-Capitalization Company.

  I. Micro-Capitalization Company - a company with a market capitalization under US $300 million.

  J. Evergreen Provision - a feature which provides for an automatic increase in the shares available for grant under an equity award plan on a regular basis.

  III. Directors

  A. Election of Directors

  FMR will generally vote in favor of incumbent and nominee directors except where one or more such directors clearly appear to have failed to exercise reasonable judgment. FMR will also generally withhold authority for the election of all directors or directors on responsible committees if:

  1. An Anti-Takeover Provision was introduced, an Anti-Takeover Provision was extended, or a new Anti-Takeover Provision was adopted upon the expiration of an existing Anti-Takeover Provision, without shareholder approval except as set forth below.

  With respect to Poison Pills, however, FMR will consider not withholding authority on the election of directors if all of the following conditions are met when a Poison Pill is introduced, extended, or adopted:

  a. The Poison Pill includes a Sunset Provision of less than five years;

  b. The Poison Pill includes a Permitted Bid Feature;

  c. The Poison Pill is linked to a business strategy that will result in greater value for the shareholders; and

  d. Shareholder approval is required to reinstate the Poison Pill upon expiration.

  FMR will also consider not withholding authority on the election of directors when one or more of the conditions above are not met if a board is willing to strongly consider seeking shareholder ratification of, or adding above conditions noted a. and b. to an existing Poison Pill. In such a case, if the company does not take appropriate action prior to the next annual shareholder meeting, FMR will withhold authority on the election of directors.

  2. The company refuses, upon request by FMR, to amend the Poison Pill to allow Fidelity to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

  3. Within the last year and without shareholder approval, a company's board of directors or compensation committee has repriced outstanding options, exchanged outstanding options for equity, or tendered cash for outstanding options.

  4. Executive compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as: (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restrictions; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

  5. To gain FMR's support on a proposal, the company made a commitment to modify a proposal or practice to conform to the Guidelines and the company has failed to act on that commitment.

  6. The director attended fewer than 75% of the aggregate number of meetings of the board or its committees on which the director served during the company's prior fiscal year, absent extenuating circumstances.

  7. The board is not composed of a majority of independent directors.

  B. Indemnification

  FMR will generally vote in favor of charter and by-law amendments expanding the indemnification of directors and/or limiting their liability for breaches of care unless FMR is otherwise dissatisfied with the performance of management or the proposal is accompanied by Anti-Takeover Provisions.

  C. Independent Chairperson

  FMR will generally vote against shareholder proposals calling for or recommending the appointment of a non-executive or independent chairperson. However, FMR will consider voting for such proposals in limited cases if, based upon particular facts and circumstances, appointment of a non-executive or independent chairperson appears likely to further the interests of shareholders and to promote effective oversight of management by the board of directors.

  D. Majority Director Elections

  FMR will generally vote in favor of proposals calling for directors to be elected by an affirmative majority of votes cast in a board election, provided that the proposal allows for plurality voting standard in the case of contested elections (i.e., where there are more nominees than board seats). FMR may consider voting against such shareholder proposals where a company's board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of a majority of the votes cast in an uncontested election.

  E. Proxy Access

  FMR will generally vote against management and shareholder proposals to adopt proxy access.

  IV. Compensation

  A. Executive Compensation

  1. Advisory votes on executive compensation

  a. FMR will generally vote for proposals to ratify executive compensation unless such compensation appears misaligned with shareholder interests or otherwise problematic, taking into account such factors as, among other things, (i) whether the company has an independent compensation committee; (ii) whether the compensation committee engaged independent compensation consultants; (iii) whether, in the case of stock awards, the restriction period was less than three years for non-performance-based awards, and less than one year for performance-based awards; (iv) whether the compensation committee has lapsed or waived equity vesting restriction; and (v) whether the company has adopted or extended a Golden Parachute without shareholder approval.

  b. FMR will generally vote against proposals to ratify Golden Parachutes.

  2. Frequency of advisory vote on executive compensation

  FMR will generally support annual advisory votes on executive compensation.

  B. Equity award plans (including stock options, restricted stock awards, and other stock awards).

  FMR will generally vote against equity award plans or amendments to authorize additional shares under such plans if:

  1. (a) The company's average three year burn rate is greater than 1.5% for a Large-Capitalization Company, 2.5% for a Small-Capitalization Company or 3.5% for a Micro-Capitalization Company; and (b) there were no circumstances specific to the company or the plans that lead FMR to conclude that the burn rate is acceptable.

  2. In the case of stock option plans, (a) the offering price of options is less than 100% of fair market value on the date of grant, except that the offering price may be as low as 85% of fair market value if the discount is expressly granted in lieu of salary or cash bonus; (b) the plan's terms allow repricing of underwater options; or (c) the board/committee has repriced options outstanding under the plan in the past two years without shareholder approval.

  3. The plan includes an Evergreen Provision.

  4. The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur.

  C. Equity Exchanges and Repricing

  FMR will generally vote in favor of a management proposal to exchange, reprice or tender for cash, outstanding options if the proposed exchange, repricing, or tender offer is consistent with the interests of shareholders, taking into account such factors as:

  1. Whether the proposal excludes senior management and directors;

  2. Whether the exchange or repricing proposal is value neutral to shareholders based upon an acceptable pricing model;

  3. The company's relative performance compared to other companies within the relevant industry or industries;

  4. Economic and other conditions affecting the relevant industry or industries in which the company competes; and

  5. Any other facts or circumstances relevant to determining whether an exchange or repricing proposal is consistent with the interests of shareholders.

  D. Employee Stock Purchase Plans

  FMR will generally vote in favor of employee stock purchase plans if the minimum stock purchase price is equal to or greater than 85% of the stock's fair market value and the plan constitutes a reasonable effort to encourage broad based participation in the company's equity. In the case of non-U.S. company stock purchase plans, FMR may permit a lower minimum stock purchase price equal to the prevailing "best practices" in the relevant non-U.S. market, provided that the minimum stock purchase price must be at least 75% of the stock's fair market value.

  E. Employee Stock Ownership Plans (ESOPs)

  FMR will generally vote in favor of non-leveraged ESOPs. For leveraged ESOPs, FMR may examine the company's state of incorporation, existence of supermajority vote rules in the charter, number of shares authorized for the ESOP, and number of shares held by insiders. FMR may also examine where the ESOP shares are purchased and the dilution effect of the purchase. FMR will generally vote against leveraged ESOPs if all outstanding loans are due immediately upon change in control.

  F. Bonus Plans and Tax Deductibility Proposals

  FMR will generally vote in favor of cash and stock incentive plans that are submitted for shareholder approval in order to qualify for favorable tax treatment under Section 162(m) of the Internal Revenue Code, provided that the plan includes well defined and appropriate performance criteria, and with respect to any cash component, that the maximum award per participant is clearly stated and is not unreasonable or excessive.

  V. Anti-Takeover Provisions

  FMR will generally vote against a proposal to adopt or approve the adoption of an Anti-Takeover Provision unless:

  A. The Poison Pill includes the following features:

  1. A Sunset Provision of no greater than five years;

  2. Linked to a business strategy that is expected to result in greater value for the shareholders;

  3. Requires shareholder approval to be reinstated upon expiration or if amended;

  4. Contains a Permitted Bid Feature; and

  5. Allows the Fidelity Funds to hold an aggregate position of up to 20% of a company's total voting securities and of any class of voting securities.

  B. An Anti-Greenmail proposal that does not include other Anti-Takeover Provisions; or

  C. It is a fair price amendment that considers a two-year price history or less.

  FMR will generally vote in favor of proposals to eliminate Anti-Takeover Provisions unless:

  D. In the case of proposals to declassify a board of directors, FMR will generally vote against such a proposal if the issuer's Articles of Incorporation or applicable statutes include a provision whereby a majority of directors may be removed at any time, with or without cause, by written consent, or other reasonable procedures, by a majority of shareholders entitled to vote for the election of directors.

  E. In the case of proposals regarding shareholders' rights to call special meetings, FMR generally will vote against each proposal if the threshold required to call a special meeting is less than 25% of the outstanding stock.

  F. In the case of proposals regarding shareholders' right to act by written consent, FMR will generally vote against each proposal if it does not include appropriate mechanisms for implementation including, among other things, that at least 25% of the outstanding stock request that the company establish a record date determining which shareholders are entitled to act and that consents be solicited from all shareholders.

  VI. Capital Structure/Incorporation

  A. Increases in Common Stock

  FMR will generally vote against a provision to increase a company's common stock if such increase will result in a total number of authorized shares greater than three times the current number of outstanding and scheduled to be issued shares, including stock options, except in the case of real estate investment trusts, where an increase that will result in a total number of authorized shares up to five times the current number of outstanding and scheduled to be issued shares is generally acceptable.

  B. Reverse Stock Splits

  FMR will generally vote in favor of reverse stock splits as long as the post-split authorized shares is no greater than three times the post-split number of outstanding and scheduled to be issued shares, including stock awards, or in the case of real estate investment trusts the number of post-split authorized shares is not greater than five times the post-split number of outstanding and scheduled to be issued shares.

  C. New Classes of Shares

  FMR will generally vote against the introduction of new classes of stock with differential voting rights.

  D. Cumulative Voting Rights

  FMR will generally vote against the introduction and in favor of the elimination of cumulative voting rights.

  E. Acquisition or Business Combination Statutes

  FMR will generally vote in favor of proposed amendments to a company's certificate of incorporation or by-laws that enable the company to opt out of the control shares acquisition or business combination statutes.

  F. Incorporation or Reincorporation in Another State or Country

  FMR will generally vote for management proposals calling for, or recommending that, a portfolio company reincorporate in another state or country if, on balance, the economic and corporate governance factors in the proposed jurisdiction appear reasonably likely to be better aligned with shareholder interests, taking into account the corporate laws of the current and proposed jurisdictions and any changes to the company's current and proposed governing documents. FMR will consider supporting such shareholder proposals in limited cases if, based upon particular facts and circumstances, remaining incorporated in the current jurisdiction appears misaligned with shareholder interests.

  VII. Shares of Investment Companies

  A. When a Fidelity Fund invests in an underlying Fidelity Fund with public shareholders, an exchange traded fund (ETF), or non-affiliated fund, FMR will vote in the same proportion as all other voting shareholders of such underlying fund or class ("echo voting"). FMR may choose not to vote if "echo voting" is not operationally feasible.

  B. Certain Fidelity Funds may invest in shares of underlying Fidelity Funds that do not have public shareholders. For Fidelity Funds without public shareholders that are managed by FMR or an affiliate, FMR will generally vote in favor of proposals recommended by the underlying funds' Board of Trustees.

  VIII. Other

  A. Voting Process

  FMR will generally vote in favor of proposals to adopt confidential voting and independent vote tabulation practices.

  B. Regulated Industries

  Voting of shares in securities of any regulated industry (e.g. U.S. banking) organization shall be conducted in a manner consistent with conditions that may be specified by the industry's regulator (e.g. the Federal Reserve Board) for a determination under applicable law (e.g. federal banking law) that no fund or group of funds has acquired control of such organization.

  To view a fund's proxy voting record for the most recent 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the SEC's web site at www.sec.gov.

  DISTRIBUTION SERVICES

  For purposes of the following "Distribution Services" discussion, the term "shares" (as it relates to the funds) means, as applicable, the shares of the non-multiple class fund offered through the prospectus to which this SAI relates or one class of shares of the multiple class fund offered through the prospectus to which this SAI relates.

  Each fund has entered into a distribution agreement with FDC, an affiliate of FMR. The principal business address of FDC is 100 Salem Street, Smithfield, Rhode Island 02917. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of the funds, which are continuously offered at NAV. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR.

  The Trustees have approved Distribution and Service Plans with respect to shares of each fund (the Plans) pursuant to Rule 12b-1 under the 1940 Act (the Rule). The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Trustees, allow shares of the funds and FMR to incur certain expenses that might be considered to constitute indirect payment by the funds of distribution expenses.

  Under each Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. Each Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with providing services intended to result in the sale of shares of Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund and/or shareholder support services. In addition, each Plan provides that FMR, directly or through FDC, may pay significant amounts to intermediaries that provide those services. Currently, the Board of Trustees has authorized such payments for shares of Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund.

  Prior to approving each Plan, the Trustees carefully considered all pertinent factors relating to the implementation of the Plan, and determined that there is a reasonable likelihood that the Plan will benefit the fund or class, as applicable, and its shareholders. In particular, the Trustees noted that each Plan does not authorize payments by shares of the fund other than those made to FMR under its management contract with the fund. To the extent that each Plan gives FMR and FDC greater flexibility in connection with the distribution of shares of the fund, additional sales of shares of the fund or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

  FDC or an affiliate may compensate, or upon direction make payments for certain retirement plan expenses to intermediaries. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, the placing of the funds on a preferred or recommended fund list, access to an intermediary's personnel, and other factors. In addition to such payments, FDC or an affiliate may offer other incentives such as sponsorship of educational or client seminars relating to current products and issues, assistance in training and educating the intermediaries' personnel, payments or reimbursements for travel and related expenses associated with due diligence trips that an intermediary may undertake in order to explore possible business relationships with affiliates of FDC, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment, and meals. FDC anticipates that payments will be made to over a hundred intermediaries, including some of the largest broker-dealers and other financial firms, and certain of the payments described above may be significant to an intermediary. As permitted by SEC and Financial Industry Regulatory Authority rules and other applicable laws and regulations, FDC or an affiliate may pay or allow other incentives or payments to intermediaries.

  A fund's transfer agent or an affiliate may also make payments and reimbursements from its own resources to certain intermediaries (who may be affiliated with the transfer agent) for providing recordkeeping and administrative services to plan participants or for providing other services to retirement plans. Please see "Transfer and Service Agent Agreements" in this SAI for more information.

  If you have purchased shares of a fund through an investment professional, please speak with your investment professional to learn more about any payments his or her firm may receive from FMR, FDC, and/or their affiliates, as well as fees and/or commissions the investment professional charges. You should also consult disclosures made by your investment professional at the time of purchase.

  Any of the payments described in this section may represent a premium over payments made by other fund families. Investment professionals may have an added incentive to sell or recommend a fund or a share class over others offered by competing fund families, or retirement plan sponsors may take these payments into account when deciding whether to include a fund as a plan investment option.

  TRANSFER AND SERVICE AGENT AGREEMENTS

  For purposes of the following "Transfer and Service Agent Agreements" discussion, the term "shares" (as it relates to the funds) means, as applicable, the shares of the non-multiple class fund offered through the prospectus to which this SAI relates or the one class of shares of the multiple class fund offered through the prospectus to which this SAI relates.

  Each fund has entered into a transfer agent agreement with Citibank, N.A. (Citibank), which is located at 111 Wall Street, New York, New York. Under the terms of the agreements, Citibank provides transfer agency services. Citibank in turn has entered into sub-transfer agent agreements with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, which is located at 245 Summer Street, Boston, Massachusetts 02210. Under the terms of the sub-agreements, FIIOC performs all processing activities associated with providing these services and receives all related transfer agency fees paid to Citibank.

  For providing transfer agency services for Fidelity New York Municipal Money Market Fund, FIIOC receives a position fee and an asset-based fee with respect to each position in the fund. For retail accounts, these fees are based on fund type. For certain institutional accounts, these fees are based on size of position and fund type. For institutional retirement accounts, these fees are based on account type and fund type. The position fee is billed monthly on a pro rata basis at one-twelfth of the applicable annual rate as of the end of each calendar month. The asset-based fee is calculated and paid monthly on the basis of average daily net assets.

  For providing transfer agency services for Fidelity New York AMT Tax-Free Money Market Fund, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of a class' average daily net assets, with respect to each account in the fund.

  FIIOC may collect fees charged in connection with providing certain types of services such as exchanges, closing out fund balances, maintaining fund positions with low balances, checkwriting, wire transactions, and providing historical account research.

  In addition, Citibank receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified tuition program (QTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and in certain funds of funds managed by an FMR affiliate, according to the percentage of the QTP's, or a fund of funds' assets that is invested in a fund.

  FIIOC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to existing shareholders, with the exception of proxy statements.

  Fund shares may be owned by intermediaries for the benefit of their customers. In those instances, a fund may not maintain an account for shareholders, and some or all of the recordkeeping services for these accounts may be performed by third parties. FIIOC or an affiliate may make payments to intermediaries (including affiliates of FIIOC) for recordkeeping and other services.

  Retirement plans may also hold fund shares in the name of the plan or its trustee, rather than the plan participant. In situations where FIIOC or an affiliate does not provide recordkeeping services, plan recordkeepers, who may have affiliated financial intermediaries who sell shares of the funds, may, upon direction, be paid for providing recordkeeping services to plan participants. Payments may also be made, upon direction, for other plan expenses. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

  In certain situations where FIIOC or an affiliate provides recordkeeping services to a retirement plan, payments may be made to pay for plan expenses. The amount of such payments may be based on investments in particular Fidelity funds, or may be fixed for a given period of time. Upon direction, payments may be made to plan sponsors, or at the direction of plan sponsors, third parties, for expenses incurred in connection with the plan. FIIOC may also pay an affiliate for providing services that otherwise would have been performed by FIIOC.

  Each fund has also entered into a service agent agreement with Citibank. Under the terms of the agreements, Citibank provides pricing and bookkeeping services for each fund. Citibank in turn has entered into sub-service agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for shares and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank.

  For providing pricing and bookkeeping services, FSC receives a monthly fee based on each fund's average daily net assets throughout the month.

  The annual rates for pricing and bookkeeping services for Fidelity New York Municipal Money Market Fund are 0.0156% of the first $500 million of average net assets, 0.0078% of average net assets between $500 million and $10 billion, 0.0041% of average net assets between $10 billion and $25 billion, and 0.0019% of average net assets in excess of $25 billion.

  For Fidelity New York AMT Tax-Free Money Market Fund, FMR bears the cost of pricing and bookkeeping services under the terms of its management contract with the fund.

  Pricing and bookkeeping fees paid by Fidelity New York Municipal Money Market Fund to FSC for the past three fiscal years are shown in the following table.

Fund	2015	2014	2013
Fidelity New York Municipal Money Market Fund	$ 470,625	$ 467,902	$ 439,437

  DESCRIPTION OF THE TRUST

  Trust Organization. Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund are funds of Fidelity New York Municipal Trust II, an open-end management investment company created under an initial trust instrument dated June 20, 1991. Currently, there are two funds offered in Fidelity New York Municipal Trust II: Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund. The Trustees are permitted to create additional funds in the trust and to create additional classes of the funds.

  The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject to the rights of creditors, are allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund in the trust shall be charged with the liabilities and expenses attributable to such fund, except that liabilities and expenses may be allocated to a particular class. Any general expenses of the trust shall be allocated between or among any one or more of its funds or classes.

  Shareholder Liability. The trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Trust Instrument, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the trust. The Trust Instrument provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees relating to the trust or to a fund shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. The Trust Instrument further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

  The Trust Instrument provides for indemnification out of each fund's property of any shareholder or former shareholder held personally liable for the obligations of the fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The Trust Instrument also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect, and a fund is unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is extremely remote. Claims asserted against one class of shares may subject holders of another class of shares to certain liabilities.

  Voting Rights. Each fund's capital consists of shares of beneficial interest. Shareholders are entitled to one vote for each dollar of net asset value they own. The voting rights of shareholders can be changed only by a shareholder vote. Shares may be voted in the aggregate, by fund, and by class.

  The shares have no preemptive or, for Fidelity New York Municipal Money Market Fund shares, conversion rights. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder Liability" above.

  The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

  Custodian. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies.

  FMR, its officers and directors, its affiliated companies, Member of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of each fund's adviser, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.

  Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts, independent registered public accounting firm, audits financial statements for each fund and provides other audit related services.

  FUND HOLDINGS INFORMATION

  Each fund views holdings information as sensitive and limits its dissemination. The Board authorized FMR to establish and administer guidelines for the dissemination of fund holdings information, which may be amended at any time without prior notice. FMR's Disclosure Policy Committee (comprising executive officers of FMR) evaluates disclosure policy with the goal of serving a fund's best interests by striking an appropriate balance between providing information about a fund's portfolio and protecting a fund from potentially harmful disclosure. The Board reviews the administration and modification of these guidelines and receives reports from the funds' chief compliance officer periodically.

  Each fund will provide a full list of holdings as of the last day of the previous month on www.fidelity.com. This information will be provided monthly by no later than the fifth business day of each month. The information will be available on the web site for a period of not less than six months.

  A full list of holdings may be obtained from each fund more frequently, including daily, upon request. A full list of each fund's holdings (as of the previous business day) may also be obtained on a continuous basis by submitting a standing request to the fund. A fund may also from time to time provide or make available to third parties upon request specific fund level performance attribution information and statistics, or holdings information with respect to a specific security or company. Third parties may include fund shareholders or prospective fund shareholders, members of the press, consultants, and ratings and ranking organizations. FMR reserves the right to refuse to fulfill any request for portfolio holdings information if it believes that providing such information may adversely affect the fund or its shareholders.

  The Use of Holdings In Connection With Fund Operations. Material non-public holdings information may be provided as part of the activities associated with managing Fidelity funds to: entities which, by explicit agreement or by virtue of their respective duties to the fund, are required to maintain the confidentiality of the information disclosed; other parties if legally required; or persons FMR believes will not misuse the disclosed information. These entities, parties, and persons include, but are not limited to: a fund's trustees; a fund's manager, its sub-advisers, if any, and their affiliates whose access persons are subject to a code of ethics (including portfolio managers of affiliated funds of funds); contractors who are subject to a confidentiality agreement; a fund's auditors; a fund's custodians; proxy voting service providers; financial printers; pricing service vendors; broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; securities lending agents; counsel to a fund or its Independent Trustees; regulatory authorities; stock exchanges and other listing organizations; parties to litigation; third parties in connection with a bankruptcy proceeding relating to a fund holding; and third parties who have submitted a standing request to a money market fund for daily holdings information. Non-public holdings information may also be provided to an issuer regarding the number or percentage of its shares that are owned by a fund and in connection with redemptions in kind.

  Other Uses Of Holdings Information. In addition, each fund may provide material non-public holdings information to (i) third parties that calculate information derived from holdings for use by FMR or its affiliates, (ii) ratings and rankings organizations, and (iii) an investment adviser, trustee, or their agents to whom holdings are disclosed for due diligence purposes or in anticipation of a merger involving a fund. Each individual request is reviewed by the Disclosure Policy Committee which must find, in its sole discretion that, based on the specific facts and circumstances, the disclosure appears unlikely to be harmful to a fund. Entities receiving this information must have in place control mechanisms to reasonably ensure or otherwise agree that, (a) the holdings information will be kept confidential, (b) no employee shall use the information to effect trading or for their personal benefit, and (c) the nature and type of information that they, in turn, may disclose to third parties is limited. FMR relies primarily on the existence of non-disclosure agreements and/or control mechanisms when determining that disclosure is not likely to be harmful to a fund.

  At this time, the entities receiving information described in the preceding paragraph are: Factset Research Systems Inc. (full or partial fund holdings daily, on the next business day); Standard & Poor's Ratings Services (full holdings weekly (generally as of the previous Friday), generally 5 business days thereafter); DocuLynx Inc. (full or partial holdings daily, on the next business day); MSCI Inc. and certain affiliates (full or partial fund holdings daily, on the next business day); and Barclays Capital Inc. (full holdings daily, on the next business day).

  FMR, its affiliates, or the funds will not enter into any arrangements with third parties from which they derive consideration for the disclosure of material non-public holdings information. If, in the future, such an arrangement is desired, prior Board approval would be sought and any such arrangements would be disclosed in the funds' SAI.

  There can be no assurance that the funds' policies and procedures with respect to disclosure of fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information.

  FINANCIAL STATEMENTS

  Each fund's financial statements and financial highlights for the fiscal year ended January 31, 2015, and report of the independent registered public accounting firm, are included in the fund's annual report and are incorporated herein by reference. Total annual operating expenses as shown in the prospectus fee table may differ from the ratios of expenses to average net assets in the financial highlights because total annual operating expenses as shown in the prospectus fee table include any acquired fund fees and expenses, whereas the ratios of expenses in the financial highlights do not, except to the extent any acquired fund fees and expenses relate to an entity, such as a wholly-owned subsidiary, with which a fund's financial statements are consolidated. Acquired funds include other investment companies (such as central funds or other underlying funds) in which a fund has invested, if and to the extent it is permitted to do so. Total annual operating expenses in the prospectus fee table and the financial highlights do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception from the definition of "investment company" provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

  APPENDIX

  Fidelity and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2015 FMR LLC. All rights reserved.

  The third-party marks appearing above are the marks of their respective owners.

  Fidelity New York Municipal Trust II
  Post-Effective Amendment No. 43

  PART C. OTHER INFORMATION

  Item 28. Exhibits

  (a) (1) Amended and Restated Trust Instrument, dated July 18, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 22.

  (2) Certificate of Amendment to the Delaware Trust Instrument, date June 16, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 25.

  (b) Bylaws of the Trust, as amended and dated April 23, 2009, are incorporated herein by reference to Exhibit (b) of Fidelity Oxford Street Trust's (File No. 002-77909) Post-Effective Amendment No. 62.

  (c) Not applicable.

  (d) (1) Amended and Restated Management Contract, dated October 1, 2013, between Fidelity New York Municipal Money Market Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 41.

  (2) Sub-Advisory Agreement, dated December 30, 1991, between FMR Texas Inc. (currently known as Fidelity Investments Money Management, Inc.) and Fidelity Management & Research Company on behalf of Fidelity New York Tax-Free Money Market Portfolio (currently known as Fidelity New York Municipal Money Market Fund) is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 12.

  (3) Amended and Restated Management Contract, dated April 1, 2007, between Fidelity New York AMT Tax-Free Money Market Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 31.

  (4) Sub-Advisory Agreement, dated March 22, 1994, between FMR Texas Inc. (currently known as Fidelity Investments Money Management, Inc.) and Fidelity Management & Research Company on behalf of Spartan New York Municipal Money Market Portfolio (currently known as Fidelity New York AMT Tax-Free Money Market Fund) is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment No. 10.

  (5) Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(34) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 75.

  (6) Schedule A, dated March 1, 2015, to the Sub-Advisory Agreement, dated September 9, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Hong Kong) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(80) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 273.

  (7) Amended and Restated Sub-Advisory Agreement, dated December 1, 2014, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(20) of Fidelity Advisor Series II's (File No. 033-06516) Post-Effective Amendment No. 118.

  (8) Schedule A, dated March 1, 2015, to the Sub-Advisory Agreement, dated September 29, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (Japan) Limited, on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(84) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 273.

  (9) Sub-Advisory Agreement, dated June 19, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(32) of Fidelity Income Fund's (File No. 002-92661) Post-Effective Amendment No. 74.

  (10) Schedule A, dated March 1, 2015, to the Sub-Advisory Agreement, dated June 19, 2008, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc., on behalf of the Registrant is incorporated herein by reference to Exhibit (d)(88) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 273.

  (e) (1) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity New York Municipal Trust II on behalf of Fidelity New York AMT Tax-Free Money Market Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 29.

  (2) Amended and Restated General Distribution Agreement, dated May 1, 2006, between Fidelity New York Municipal Trust II on behalf of Spartan New York Municipal Money Market Fund (currently known as Fidelity New York Municipal Money Market Fund) and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 29.

  (3) Form of Selling Dealer Agreement (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(5) of Fidelity Hereford Street Trust's (File No. 033-52577) Post-Effective Amendment No. 37.

  (4) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006) is incorporated herein by reference to Exhibit (e)(6) of Fidelity Hereford Street Trust's (File No. 033-52577) Post-Effective Amendment No. 37.

  (5) Form of Bank Agency Agreement (most recently revised November 2014) is incorporated herein by reference to Exhibit (e)(7) of Fidelity Hereford Street Trust's (File No. 033-52577) Post-Effective Amendment No. 37.

  (f) Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Fixed Income and Asset Allocation Funds, effective as of September 15, 1995, as amended and restated through January 1, 2010 is incorporated herein by reference to Exhibit (f) of Fidelity Fixed-Income Trust's (currently known as Fidelity Salem Street Trust's) (File No. 002-41839) Post-Effective Amendment No. 137.

  (g) (1) Custodian Agreement and Appendix C, D, and E, dated January 1, 2007, between Citibank, N.A. and the Registrant are incorporated herein by reference to Exhibit (g)(5) of Fidelity Securities Fund's (File No. 002-93601) Post-Effective Amendment No. 73.

  (2) Appendix A, dated July 7, 2014, to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and the Registrant is incorporated herein by reference to Exhibit (g)(9) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 255.

  (3) Appendix B, dated April 24, 2013, to the Custodian Agreement, dated January 1, 2007, between Citibank, N.A. and the Registrant is incorporated herein by reference to Exhibit (g)(11) of Fidelity Salem Street Trust's (File No. 002-41839) Post-Effective Amendment No. 231.

  (h) 35 Basis Point Expense Contract, dated April 1, 2007, between Fidelity New York Municipal Trust II on behalf of Fidelity New York AMT Tax-Free Money Market Fund and FMR is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 31.

  (i) Legal Opinion of Dechert LLP, dated March 27, 2015, is filed herein as Exhibit (i).

  (j) Consent of Deloitte & Touche LLP, dated March 27, 2015, is filed herein as Exhibit (j).

  (k) Not applicable.

  (l) Not applicable.

  (m) (1) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity New York Municipal Money Market Fund is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 20.

  (2) Distribution and Service Plan pursuant to Rule 12b-1 for Spartan New York Municipal Money Market Portfolio (currently known as Fidelity New York AMT Tax-Free Money Market Fund) is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 20.

  (3) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity New York AMT Tax-Free Money Market Fund: Institutional Class is incorporated herein by reference to Exhibit (m)(3) of Post-Effective Amendment No. 30.

  (4) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity New York AMT Tax-Free Money Market Fund: Service Class is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 30.

  (n) (1) Multiple Class of Shares Plan pursuant to Rule 18f-3 for State-Specific AMT Tax-Free Money Market Funds, dated April 17, 2007, on behalf of Fidelity New York Municipal Trust II on behalf of Fidelity New York AMT Tax-Free Money Market Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity California Municipal Trust II's (File No. 033-42890) Post-Effective Amendment No. 30.

  (2) Schedule I, dated April 17, 2007, to the Multiple Class of Shares Plan pursuant to Rule 18f-3 for State-Specific AMT Tax-Free Money Market Funds, dated April 17, 2007, on behalf of Fidelity New York Municipal Trust II on behalf of Fidelity New York AMT Tax-Free Money Market Fund is incorporated herein by reference to Exhibit (n)(2) of Fidelity California Municipal Trust II's (File No. 033-42890) Post-Effective Amendment No. 30.

  (p) (1) The 2015 Code of Ethics, adopted by each fund and Fidelity Management & Research Company, Fidelity Investments Money Management, Inc., Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, Fidelity Management & Research (U.K.) Inc., and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Trend Fund's (File No. 002-15063) Post-Effective Amendment No. 133.

  Item 29. Trusts Controlled by or under Common Control with this Trust

  The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, or Geode Capital Management LLC, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

  Item 30. Indemnification

  Pursuant to Del. Code Ann. title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02 of the Trust Instrument sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Trust Instrument, that the officer or trustee did not engage in disabling conduct.

  Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

  Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Fund for the same events. Under the Transfer Agency Agreement, the Trust agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:

  (1) any claim, demand, action or suit brought by any person other than the Trust, including by a shareholder, which names the Transfer Agent and/or the Trust as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or

  (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of its duties) which results from the negligence of the Trust, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Trust, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Trust, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

  Item 31. Business and Other Connections of Investment Advisers

  (1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

  FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Abigail P. Johnson	Chairman of the Board of certain Trusts; Chairman of the Board and Director of FMR and FMRC; President (2013), Chief Executive Officer (2014), Vice Chairman and Director of FMR LLC.

Peter S. Lynch	Vice Chairman and Director of FMR and FMRC and a member of the Advisory Board of funds advised by FMR.

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM; Director and Treasurer of FMR Japan and FMR U.K.; Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

John J. Remondi	Director of FMR, FMRC, FRAC, and FIMM; Director and Executive Vice President of FMR LLC.

Peter D. Stahl

  Secretary of FDC (2013), FMR LLC (2013), and FMR U.K. (2014); Assistant Secretary of FMR, FMRC, FMR Japan, FRAC, FIMM, FMR LLC, Strategic Advisers, Inc., and SelectCo (2013). Previously served as Assistant Secretary of FDC (2013), FMR LLC (2013), and FMR U.K. (2014).

Michael Whitaker	Compliance Officer of FMR (2014), FMRC (2014), and FIMM (2014).

Linda J. Wondrack	Chief Compliance Officer of FMR, FMRC, FMR H.K., FMR U.K., FIMM, FMR Japan, Pyramis Global Advisors, LLC, Strategic Advisers, Inc., and SelectCo (2013).

  (2) FIDELITY MANAGEMENT & RESEARCH (HONG KONG) LIMITED (FMR H.K.)

  FMR H.K. provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Markus K.E. Eichacker	President and Chief Executive Officer, Chief Investment Officer, Director, and Managing Director of Research of FMR H.K.

Pamela R. Holding	Director of FMR H.K. (2014); Director (2014) and Chief Investment Officer (2014) of Pyramis Global Advisors, LLC.

Christopher S. Bartel	President, Chief Executive Officer, and Director of FMR Japan; Director of FMR H.K.

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM; Director and Treasurer of FMR Japan and FMR U.K.; Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

Adrian James Tyerman	Compliance Officer of FMR U.K. (2013) and FMR H.K. (2014).

Michael D. Kopfler	Director of FMR H.K. (2013).

Linda J. Wondrack	Chief Compliance Officer of FMR, FMRC, FMR H.K., FMR U.K., FIMM, FMR Japan, Pyramis Global Advisors, LLC, Strategic Advisers, Inc., and SelectCo (2013).

Sharon Yau Lecornu	Director; Director of Investment Services-Asia of FMR H.K.; Executive Director of FMR H.K. (2013).

Tricor Corporate Secretary Limited	Secretary of FMR H.K.

  (3) FIDELITY MANAGEMENT & RESEARCH (JAPAN) LIMITED (FMR JAPAN)

  FMR Japan provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Christopher S. Bartel	President, Chief Executive Officer, and Director of FMR Japan; Director of FMR H.K.

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM; Director and Treasurer of FMR Japan and FMR U.K.; Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

Koichi Iwabuchi	Compliance Officer of FMR Japan (2013).

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC, and FMR LLC. Assistant Treasurer of FMRC, FMR Japan, FMR U.K., FRAC, and FIMM.

Peter D. Stahl

  Secretary of FDC (2013), FMR LLC (2013), and FMR U.K. (2014); Assistant Secretary of FMR, FMRC, FMR Japan, FRAC, FIMM, FMR LLC, Strategic Advisers, Inc., and SelectCo (2013). Previously served as Assistant Secretary of FDC (2013), FMR LLC (2013), and FMR U.K. (2014).

Takeya Suzuki	Director of FMR Japan; Managing Director of Research, Japan of FMR Japan.

Linda J. Wondrack	Chief Compliance Officer of FMR, FMRC, FMR H.K., FMR U.K., FIMM, FMR Japan, Pyramis Global Advisors, LLC, Strategic Advisers, Inc., and SelectCo (2013).

  (4) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

  FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Mark D. Flaherty	President (2013), Chief Executive Officer (2013), Director, Chief Investment Officer-Fixed-Income/U.K., and Managing Director, Research of FMR U.K.

Matthew Born	Director (2013) and Managing Director, Research (2013) of FMR U.K.

Robert P. Brown	Director and Managing Director, Research of FMR U.K.; Executive Vice President of FIMM.

Lawrence J. Brindisi	Director, Executive Director and Executive Vice President of FMR U.K.

Timothy M. Cohen	Director (2013) and Chief Investment Officer - Equity (2013) of FMR U.K.

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM; Director and Treasurer of FMR Japan and FMR U.K.; Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

David Hamlin	Managing Director, Research of FMR U.K.

John B. McHale	Managing Director, Research of FMR U.K.

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC, and FMR LLC. Assistant Treasurer of FMRC, FMR Japan, FMR U.K., FRAC, and FIMM.

Peter D. Stahl

  Secretary of FDC (2013), FMR LLC (2013), and FMR U.K. (2014); Assistant Secretary of FMR, FMRC, FMR Japan, FRAC, FIMM, FMR LLC, Strategic Advisers, Inc., and SelectCo (2013). Previously served as Assistant Secretary of FDC (2013), FMR LLC (2013), and FMR U.K. (2014).

Adrian James Tyerman	Compliance Officer of FMR U.K. (2013) and FMR H.K. (2014).

Linda J. Wondrack	Chief Compliance Officer of FMR, FMRC, FMR H.K., FMR U.K., FIMM, FMR Japan, Pyramis Global Advisors, LLC, Strategic Advisers, Inc., and SelectCo (2013).

  (5) FIDELITY INVESTMENTS MONEY MANAGEMENT, INC. (FIMM)

  FIMM provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Robert P. Brown	Director and Managing Director, Research of FMR U.K.; Executive Vice President of FIMM.

Charles S. Morrison	Director of Fidelity SelectCo, LLC (2014) and FIMM (2014).

Nancy Prior	Director of FIMM (2014).

Kenneth Robins	Executive Vice President of FIMM (2013).

William E. Dailey	Treasurer of FMR, FMRC, FMR H.K., and FIMM; Director and Treasurer of FMR Japan and FMR U.K.; Chief Financial Officer and Treasurer of SelectCo (2013).

Scott C. Goebel	Senior Vice President, Secretary and General Counsel of FMR and FMRC; Secretary of FIMM, FRAC, and SelectCo (2013); Assistant Secretary of FMR Japan and FMR U.K.; Chief Legal Officer of FMR H.K.

John J. Remondi	Director of FMR, FMRC, FRAC, and FIMM; Director and Executive Vice President of FMR LLC.

Steven F. Schiffman	Treasurer of Strategic Advisers, Inc., FDC, and FMR LLC. Assistant Treasurer of FMRC, FMR Japan, FMR U.K., FRAC, and FIMM.

Peter D. Stahl

  Secretary of FDC (2013), FMR LLC (2013), and FMR U.K. (2014); Assistant Secretary of FMR, FMRC, FMR Japan, FRAC, FIMM, FMR LLC, Strategic Advisers, Inc., and SelectCo (2013). Previously served as Assistant Secretary of FDC (2013), FMR LLC (2013), and FMR U.K. (2014).

Michael Whitaker	Compliance Officer of FMR (2014), FMRC (2014), and FIMM (2014).

Linda J. Wondrack	Chief Compliance Officer of FMR, FMRC, FMR H.K., FMR U.K., FIMM, FMR Japan, Pyramis Global Advisors, LLC, Strategic Advisers, Inc., and SelectCo (2013).

  Principal business addresses of the investment adviser, sub-advisers and affiliates.

  Fidelity Management & Research Company (FMR)
  245 Summer Street
  Boston, MA 02210

  FMR Co., Inc. (FMRC)
  245 Summer Street
  Boston, MA 02210

  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
  Floor 19, 41 Connaught Road Central
  Hong Kong

  Fidelity Management & Research (Japan) Limited (FMR Japan)
  245 Summer Street
  Boston, MA 02210

  Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
  245 Summer Street
  Boston, MA 02210

  Fidelity Research & Analysis Company (FRAC)
  245 Summer Street
  Boston, MA 02210

  Fidelity SelectCo, LLC (SelectCo)
  1225 17th Street
  Denver, CO 80202-5541

  Fidelity Investments Money Management, Inc. (FIMM)
  245 Summer Street
  Boston, MA 02210

  FIL Investment Advisors (FIA)
  Pembroke Hall
  42 Crow Lane
  Pembroke HM19, Bermuda

  FIL Investment Advisors (UK) Limited (FIA(UK))
  Oakhill House,
  130 Tonbridge Road,
  Hildenborough, TN11 9DZ, United Kingdom

  FIL Investments (Japan) Limited (FIJ)
  Shiroyama Trust Tower
  4-3-1, Toranomon, Minato-ku,
  Tokyo 105-6019, Japan

  Strategic Advisers, Inc.
  245 Summer Street
  Boston, MA 02210

  FMR LLC
  245 Summer Street
  Boston, MA 02210

  Fidelity Distributors Corporation (FDC)
  100 Salem Street
  Smithfield, RI 02917

  Item 32. Principal Underwriters

  (a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate, as well as Fidelity Commodity Strategy Central Fund and Fidelity Series Commodity Strategy Fund.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Robert F. Bachman	Executive Vice President (2015)	None
Scott Couto	President and Director	None
Lynne Goldman	Director (2014)	None
Natalie Kavanaugh	Chief Legal Officer	None
Michael Lyons	Chief Financial Officer (2015)	None
Brian C. McLain	Assistant Secretary (2013)	None
Steven Schiffman	Treasurer	None
Richard Siegelman	Chief Compliance Officer	None
Peter D. Stahl	Secretary (2013)	None

  * 100 Salem Street, Smithfield, RI

  (c) Not applicable.

  Item 33. Location of Accounts and Records

  All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Investments Institutional Operations Company, Inc., 245 Summer Street, Boston, MA 02210, or the funds' custodian, Citibank, N.A., 111 Wall Street, New York, NY. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions. The Bank of New York Mellon, headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.

  Item 34. Management Services

  Not applicable.

  Item 35. Undertakings

  Not applicable.

  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 43 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 31st day of March 2015.

Fidelity New York Municipal Trust II
	By	/s/Stephanie J. Dorsey
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Stephanie J. Dorsey, President

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stephanie J. Dorsey		President and Treasurer	March 31, 2015
Stephanie J. Dorsey		(Principal Executive Officer)

/s/Howard J. Galligan III		Chief Financial Officer	March 31, 2015
Howard J. Galligan III		(Principal Financial Officer)

/s/Abigail P. Johnson		Trustee	March 31, 2015
Abigail P. Johnson

/s/Elizabeth S. Acton	*	Trustee	March 31, 2015
Elizabeth S. Acton

/s/James C. Curvey	*	Trustee	March 31, 2015
James C. Curvey

/s/John Engler	*	Trustee	March 31, 2015
John Engler

/s/Albert R. Gamper, Jr.	*	Trustee	March 31, 2015
Albert R. Gamper, Jr.

/s/Robert F. Gartland	*	Trustee	March 31, 2015
Robert F. Gartland

/s/Arthur E. Johnson	*	Trustee	March 31, 2015
Arthur E. Johnson

/s/Michael E. Kenneally	*	Trustee	March 31, 2015
Michael E. Kenneally

/s/James H. Keyes	*	Trustee	March 31, 2015
James H. Keyes

/s/Marie L. Knowles	*	Trustee	March 31, 2015
Marie L. Knowles

*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to powers of attorney dated October 1, 2014, December 1, 2014, and February 1, 2015 and filed herewith.

  POWER OF ATTORNEY

  We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

  Fidelity Aberdeen Street Trust

  Fidelity Advisor Series II

  Fidelity Advisor Series IV

  Fidelity Boylston Street Trust

  Fidelity California Municipal Trust

  Fidelity California Municipal Trust II

  Fidelity Central Investment Portfolios II LLC

  Fidelity Charles Street Trust

  Fidelity Colchester Street Trust

  Fidelity Commonwealth Trust II

  Fidelity Court Street Trust

  Fidelity Court Street Trust II

  Fidelity Garrison Street Trust

  Fidelity Hereford Street Trust

  Fidelity Income Fund

  Fidelity Massachusetts Municipal Trust

  Fidelity Merrimack Street Trust

  Fidelity Money Market Trust

  Fidelity Municipal Trust

  Fidelity Municipal Trust II

  Fidelity Newbury Street Trust

  Fidelity New York Municipal Trust

  Fidelity New York Municipal Trust II

  Fidelity Oxford Street Trust

  Fidelity Oxford Street Trust II

  Fidelity Phillips Street Trust

  Fidelity Revere Street Trust

  Fidelity Salem Street Trust

  Fidelity School Street Trust

  Fidelity Union Street Trust

  Fidelity Union Street Trust II

  Variable Insurance Products Fund V

  in addition to any other Fidelity Fund for which the undersigned individuals serve as Directors or Trustees (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after February 1, 2015.

  WITNESS our hands on this first day of February 2015.

/s/James C. Curvey	/s/Michael E. Kenneally
James C. Curvey	Michael E. Kenneally
/s/Albert R. Gamper, Jr.	/s/James H. Keyes
Albert R. Gamper, Jr.	James H. Keyes
/s/Robert F. Gartland	/s/Marie L. Knowles
Robert F. Gartland	Marie L. Knowles
/s/Arthur E. Johnson	/s/Kenneth L. Wolfe
Arthur E. Johnson	Kenneth L. Wolfe

  POWER OF ATTORNEY

  I, the undersigned Director or Trustee of the following investment companies:

  Fidelity Aberdeen Street Trust

  Fidelity Advisor Series IV

  Fidelity Boylston Street Trust

  Fidelity California Municipal Trust

  Fidelity California Municipal Trust II

  Fidelity Central Investment Portfolios II LLC

  Fidelity Charles Street Trust

  Fidelity Commonwealth Trust II

  Fidelity Garrison Street Trust

  Fidelity Hereford Street Trust

  Fidelity Income Fund

  Fidelity Massachusetts Municipal Trust

  Fidelity Merrimack Street Trust

  Fidelity Municipal Trust

  Fidelity Municipal Trust II

  Fidelity Newbury Street Trust

  Fidelity New York Municipal Trust

  Fidelity New York Municipal Trust II

  Fidelity Oxford Street Trust

  Fidelity Oxford Street Trust II

  Fidelity Phillips Street Trust

  Fidelity Revere Street Trust

  Fidelity Salem Street Trust

  Fidelity School Street Trust

  Fidelity Union Street Trust

  Fidelity Union Street Trust II

  Variable Insurance Products Fund V

  in addition to any other Fidelity Fund for which the undersigned serves as Director or Trustee (collectively, the "Funds"), hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after October 1, 2014.

  WITNESS my hand on this first day of October 2014.

/s/Elizabeth S. Acton
Elizabeth S. Acton

  POWER OF ATTORNEY

  I, the undersigned Director or Trustee of the following investment companies:

  Fidelity Aberdeen Street Trust

  Fidelity Advisor Series IV

  Fidelity Boylston Street Trust

  Fidelity California Municipal Trust

  Fidelity California Municipal Trust II

  Fidelity Central Investment Portfolios II LLC

  Fidelity Charles Street Trust

  Fidelity Commonwealth Trust II

  Fidelity Garrison Street Trust

  Fidelity Hereford Street Trust

  Fidelity Income Fund

  Fidelity Massachusetts Municipal Trust

  Fidelity Merrimack Street Trust

  Fidelity Municipal Trust

  Fidelity Municipal Trust II

  Fidelity Newbury Street Trust

  Fidelity New York Municipal Trust

  Fidelity New York Municipal Trust II

  Fidelity Oxford Street Trust

  Fidelity Oxford Street Trust II

  Fidelity Phillips Street Trust

  Fidelity Revere Street Trust

  Fidelity Salem Street Trust

  Fidelity School Street Trust

  Fidelity Union Street Trust

  Fidelity Union Street Trust II

  Variable Insurance Products Fund V

  in addition to any other Fidelity Fund for which the undersigned serves as Director or Trustee (collectively, the "Funds"), hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after December 1, 2014.

  WITNESS my hand on this first day of December, 2014.

/s/John Engler
John Engler